Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the “Separate Account”), as of December 31, 2023, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 10, 2024

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Discovery Value Portfolio – Class A (1)
AllianceBernstein VPS Small Cap Growth Portfolio – Class A
Alps Global Opportunity Portfolio – Class III (2)
American Century VP Capital Appreciation Fund – Class I
American Century VP Disciplined Core Value Fund – Class I
American Century VP Inflation Protection Fund – Class II
American Century VP Mid Cap Value Fund – Class II
American Century VP Ultra Fund – Class I
American Century VP Ultra Fund – Class II
American Century VP Value Fund – Class II
American Funds Insurance Series - American High-Income Trust Fund – Class 2 Shares
American Funds Insurance Series - Asset Allocation Fund – Class 2 Shares
American Funds Insurance Series - Asset Allocation Fund – Class 4 Shares
American Funds Insurance Series - Global Small Capitalization Fund – Class 2 Shares
American Funds Insurance Series - Global Small Capitalization Fund – Class 4 Shares
American Funds Insurance Series - Managed Risk Asset Allocation Fund – Class P2 Shares
American Funds Insurance Series - Managed Risk Growth Fund – Class P2 Shares
American Funds Insurance Series - Managed Risk International Fund – Class P2 Shares
American Funds Insurance Series - New World Fund – Class 2 Shares
American Funds Insurance Series - New World Fund – Class 4 Shares
American Funds Insurance Series - Washington Mutual Investors Fund – Class 2 Shares
American Funds Insurance Series - Washington Mutual Investors Fund – Class 4 Shares
BlackRock 60/40 Target Allocations ETF V.I. Fund – Class III
BlackRock Advantage SMID Cap V.I. Fund – Class III
BlackRock Global Allocation V.I. Fund – Class III
Blue Chip Account – Class 3
BNY Mellon IP MidCap Stock Portfolio – Service Shares
BNY Mellon IP Technology Growth Portfolio – Service Shares
Calvert VP EAFE International Index Portfolio – Class F
Calvert VP Investment Grade Bond Index Portfolio – Class F
Calvert VP Russell 2000 Small Cap Index Portfolio – Class F
Calvert VP S&P MidCap 400 Index Portfolio – Class F
Clearbridge Variable Small Cap Growth Portfolio – Class II Shares
Columbia VP - Limited Duration Credit Fund – Class 2
Columbia VP - Small Cap Value Fund – Class 2
Core Plus Bond Account – Class 1
	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Delaware VIP Small Cap Value Series – Service Class
Diversified Balanced Account – Class 1
Diversified Balanced Account – Class 2
Diversified Balanced Managed Volatility Account – Class 2
Diversified Balanced Volatility Control Account – Class 2
Diversified Growth Account – Class 2
Diversified Growth Managed Volatility Account – Class 2
Diversified Growth Volatility Control Account – Class 2
Diversified Income Account – Class 2
Diversified International Account – Class 1
DWS Alternative Asset Allocation VIP – Class B
DWS Equity 500 Index VIP – Class B2
DWS Small Mid Cap Value VIP – Class B
EQ Advisors Trust 1290 VT Convertible Securities Portfolio – Class IB
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio – Class IB
EQ Advisors Trust 1290 VT Micro Cap Portfolio – Class IB
EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio – Class IB
EQ Advisors Trust 1290 VT Socially Responsible Portfolio – Class IB
Equity Income Account – Class 1
Equity Income Account – Class 2
Fidelity VIP Contrafund® Portfolio – Service Class
Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Equity-Income Portfolio – Service Class 2
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
Fidelity VIP Freedom 2040 Portfolio – Service Class 2
Fidelity VIP Freedom 2050 Portfolio – Service Class 2
Fidelity VIP Government Money Market Portfolio – Initial Class
Fidelity VIP Government Money Market Portfolio – Service Class 2
Fidelity VIP Growth Portfolio – Service Class
Fidelity VIP Growth Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class
Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Overseas Portfolio – Service Class 2
Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Income VIP Fund – Class 4
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund – Class 4
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund – Class 4
Franklin Templeton VIP Trust - Templeton Growth VIP Fund – Class 2

Global Emerging Markets Account – Class 1
Goldman Sachs VIT - Mid Cap Value Fund – Institutional Shares
Goldman Sachs VIT - Mid Cap Value Fund – Service Shares
Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio – Service Shares
Goldman Sachs VIT - Small Cap Equity Insights Fund – Institutional Shares
Goldman Sachs VIT - Small Cap Equity Insights Fund – Service Shares
Government & High Quality Bond Account – Class 1
Guggenheim Investments VIF Global Managed Futures Strategy Fund
Guggenheim Investments VIF Long Short Equity Fund
Guggenheim Investments VIF Multi-Hedge Strategies Fund
Guggenheim Investments VIF Series F (Guggenheim Floating Rate Strategies Series)
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. American Value Fund – Series I Shares
Invesco V.I. Balanced-Risk Allocation Fund – Series II Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares
Invesco V.I. EQV International Equity Fund – Series I Shares
Invesco V.I. EQV International Equity Fund – Series II Shares
Invesco V.I. Health Care Fund – Series I Shares
Invesco V.I. Health Care Fund – Series II Shares
Invesco V.I. Main Street Small Cap Fund – Series II Shares
Invesco V.I. Small Cap Equity Fund – Series I Shares
Invesco V.I. Technology Fund – Series I Shares
Janus Henderson Series Balanced Portfolio – Service Shares
Janus Henderson Series Enterprise Portfolio – Service Shares
Janus Henderson Series Flexible Bond Portfolio – Service Shares
Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares
LargeCap Growth Account I – Class 1
LargeCap S&P 500 Index Account – Class 1
LargeCap S&P 500 Index Account – Class 2
MFS® International Intrinsic Value Portfolio – Service Class
MFS® New Discovery Series – Service Class
MFS® Utilities Series – Service Class
MFS® Value Series – Service Class
MidCap Account – Class 1
MidCap Account – Class 2
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares
Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares
PIMCO VIT All Asset Portfolio – Administrative Class
PIMCO VIT All Asset Portfolio – Advisor Class
PIMCO VIT CommodityRealReturn® Strategy Portfolio – M Class
PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class
PIMCO VIT High Yield Portfolio – Administrative Class
PIMCO VIT Low Duration Portfolio – Advisor Class
PIMCO VIT Total Return Portfolio – Administrative Class

Principal Capital Appreciation Account – Class 1
Principal Capital Appreciation Account – Class 2
Principal LifeTime 2020 Account – Class 1
Principal LifeTime 2030 Account – Class 1
Principal LifeTime 2040 Account – Class 1
Principal LifeTime 2050 Account – Class 1
Principal LifeTime Strategic Income Account – Class 1
Real Estate Securities Account – Class 1
Real Estate Securities Account – Class 2
Rydex VI Basic Materials Fund
Rydex VI Commodities Strategy Fund
Rydex VI NASDAQ 100 Fund
SAM Balanced Portfolio – Class 1
SAM Balanced Portfolio – Class 2
SAM Conservative Balanced Portfolio – Class 1
SAM Conservative Balanced Portfolio – Class 2
SAM Conservative Growth Portfolio – Class 1
SAM Conservative Growth Portfolio – Class 2
SAM Flexible Income Portfolio – Class 1
SAM Flexible Income Portfolio – Class 2
SAM Strategic Growth Portfolio – Class 1
SAM Strategic Growth Portfolio – Class 2
Short-Term Income Account – Class 1
SmallCap Account – Class 1
SmallCap Account – Class 2
T. Rowe Price Blue Chip Growth Portfolio – II
T. Rowe Price Health Sciences Portfolio – II
The Merger Fund VL
TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
TOPS® Balanced ETF Portfolio - Investor Class Shares
TOPS® Conservative ETF Portfolio - Investor Class Shares
TOPS® Growth ETF Portfolio - Investor Class Shares
TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
VanEck VIP Trust Global Resources Fund – Class S Shares

Calvert VP Nasdaq 100 Index Portfolio – Class F
Fidelity VIP Energy Portfolio – Service Class 2
Fidelity VIP Health Care Portfolio – Service Class 2
Janus Henderson Global Sustainable Equity Portfolio – Service Shares
VanEck VIP Trust Global Gold Fund – Class S Shares
	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from June 6, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer July Account – Class 2	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from June 29, 2022 (date fund made available) through December 31, 2022

U.S. LargeCap Buffer October Account – Class 2	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from September 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer January Account – Class 2	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from December 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer April Account – Class 2	For the period from March 30, 2023 (date fund made available) through December 31, 2023
(1)Represented the operations of AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A until June 3, 2023.
(2)Represented the operations of Alps/Red Rocks Global Opportunity Portfolio Class III until June 3, 2023.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	Alps Global Opportunity Portfolio - Class III	American Century VP Capital Appreciation Fund - Class I
Assets
Investments in shares of mutual funds, at fair value	$3,120,311	$2,661,994	$836,521	$1,125,593
Total assets	3,120,311	2,661,994	836,521	1,125,593
Total liabilities	—	—	—	—
Net assets	$3,120,311	$2,661,994	$836,521	$1,125,593

Net assets
Applicable to accumulation units	$3,120,311	$2,661,994	$836,521	$1,125,593
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,120,311	$2,661,994	$836,521	$1,125,593

Investments in shares of mutual funds, at cost	$3,243,591	$3,975,259	$964,914	$1,096,919

Shares of mutual funds owned	176,189	247,858	68,511	79,156

Accumulation units outstanding	152,915	50,732	57,118	52,252
Annuitized units outstanding	—	—	—	—
Total units outstanding	152,915	50,732	57,118	52,252

Statements of Operations
Year ended December 31, 2023

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	Alps Global Opportunity Portfolio - Class III	American Century VP Capital Appreciation Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$34,664	$—	$—	$—

Expenses:
Mortality and expense risks	41,737	33,175	5,483	13,876
Administrative charges	4,828	3,981	1,267	1,665
Separate account rider charges	1,078	—	—	—
Net investment income (loss)	(12,979)	(37,156)	(6,750)	(15,541)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(97,984)	(564,983)	(83,929)	(32,861)
Capital gains distributions	272,999	—	—	1,665
Total realized gains (losses) on investments	175,015	(564,983)	(83,929)	(31,196)

Change in net unrealized appreciation (depreciation)
of investments	290,183	1,013,365	294,255	251,139

Net gains (losses) on investments	452,219	411,226	203,576	204,402

Net increase (decrease) in net assets resulting from operations	$452,219	$411,226	$203,576	$204,402
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra Fund - Class I
Assets
Investments in shares of mutual funds, at fair value	$8,413,934	$24,801,229	$5,656,816	$3,568,999
Total assets	8,413,934	24,801,229	5,656,816	3,568,999
Total liabilities	—	—	—	—
Net assets	$8,413,934	$24,801,229	$5,656,816	$3,568,999

Net assets
Applicable to accumulation units	$8,413,934	$24,801,229	$5,656,816	$3,568,999
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,413,934	$24,801,229	$5,656,816	$3,568,999

Investments in shares of mutual funds, at cost	$9,775,036	$27,366,586	$5,843,822	$2,937,914

Shares of mutual funds owned	1,096,993	2,646,876	290,540	139,142

Accumulation units outstanding	269,528	1,931,382	170,776	71,716
Annuitized units outstanding	—	—	—	—
Total units outstanding	269,528	1,931,382	170,776	71,716

Statements of Operations
Year ended December 31, 2023

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$125,470	$838,369	$138,338	$—

Expenses:
Mortality and expense risks	92,536	289,710	80,377	40,321
Administrative charges	2,877	38,038	8,953	1,613
Separate account rider charges	—	320	806	—
Net investment income (loss)	30,057	510,301	48,202	(41,934)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(263,901)	(494,038)	(228,311)	113,262
Capital gains distributions	—	—	772,199	231,900
Total realized gains (losses) on investments	(263,901)	(494,038)	543,888	345,162

Change in net unrealized appreciation (depreciation)
of investments	821,222	496,552	(348,238)	818,445

Net gains (losses) on investments	587,378	512,815	243,852	1,121,673

Net increase (decrease) in net assets resulting from operations	$587,378	$512,815	$243,852	$1,121,673
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Century VP Ultra Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares
Assets
Investments in shares of mutual funds, at fair value	$17,800,870	$15,213,365	$980,419	$2,346,930
Total assets	17,800,870	15,213,365	980,419	2,346,930
Total liabilities	—	—	—	—
Net assets	$17,800,870	$15,213,365	$980,419	$2,346,930

Net assets
Applicable to accumulation units	$17,800,870	$15,213,365	$980,419	$2,346,930
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$17,800,870	$15,213,365	$980,419	$2,346,930

Investments in shares of mutual funds, at cost	$14,386,034	$13,134,326	$1,083,586	$2,399,286

Shares of mutual funds owned	721,852	1,245,976	112,304	99,742

Accumulation units outstanding	311,409	573,370	74,325	142,058
Annuitized units outstanding	—	—	—	—
Total units outstanding	311,409	573,370	74,325	142,058

Statements of Operations
Year ended December 31, 2023

	American Century VP Ultra Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares
Net investment income (loss)
Investment income:
Dividends	$—	$327,748	$66,484	$49,350

Expenses:
Mortality and expense risks	223,906	159,267	12,189	27,322
Administrative charges	26,872	11,198	487	2,953
Separate account rider charges	915	—	—	1,930
Net investment income (loss)	(251,693)	157,283	53,808	17,145

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,189,198	720,252	(19,057)	(2,264)
Capital gains distributions	1,490,231	1,140,015	—	86,146
Total realized gains (losses) on investments	2,679,429	1,860,267	(19,057)	83,882

Change in net unrealized appreciation (depreciation)
of investments	3,888,248	(927,299)	64,789	163,928

Net gains (losses) on investments	6,315,984	1,090,251	99,540	264,955

Net increase (decrease) in net assets resulting from operations	$6,315,984	$1,090,251	$99,540	$264,955
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares
Assets
Investments in shares of mutual funds, at fair value	$21,860,850	$1,208,133	$3,440,359	$7,830,367
Total assets	21,860,850	1,208,133	3,440,359	7,830,367
Total liabilities	—	—	—	—
Net assets	$21,860,850	$1,208,133	$3,440,359	$7,830,367

Net assets
Applicable to accumulation units	$21,860,850	$1,208,133	$3,440,359	$7,830,367
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$21,860,850	$1,208,133	$3,440,359	$7,830,367

Investments in shares of mutual funds, at cost	$23,027,358	$1,458,705	$4,327,112	$8,574,035

Shares of mutual funds owned	936,626	69,036	197,042	679,130

Accumulation units outstanding	1,542,496	86,584	272,709	628,288
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,542,496	86,584	272,709	628,288

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares
Net investment income (loss)
Investment income:
Dividends	$405,306	$3,130	$904	$131,209

Expenses:
Mortality and expense risks	121,765	15,167	21,019	45,524
Administrative charges	28,872	1,445	4,931	10,629
Separate account rider charges	—	437	—	—
Net investment income (loss)	254,669	(13,919)	(25,046)	75,056

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(44,694)	(118,160)	(425,800)	(41,444)
Capital gains distributions	723,261	16,178	42,948	835,112
Total realized gains (losses) on investments	678,567	(101,982)	(382,852)	793,668

Change in net unrealized appreciation (depreciation)
of investments	1,500,910	277,769	859,435	(202,977)

Net gains (losses) on investments	2,434,146	161,868	451,537	665,747

Net increase (decrease) in net assets resulting from operations	$2,434,146	$161,868	$451,537	$665,747
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - New World Fund - Class 4 Shares
Assets
Investments in shares of mutual funds, at fair value	$6,910,657	$438,483	$1,428,646	$6,691,600
Total assets	6,910,657	438,483	1,428,646	6,691,600
Total liabilities	—	—	—	—
Net assets	$6,910,657	$438,483	$1,428,646	$6,691,600

Net assets
Applicable to accumulation units	$6,910,657	$438,483	$1,428,646	$6,691,600
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,910,657	$438,483	$1,428,646	$6,691,600

Investments in shares of mutual funds, at cost	$8,322,910	$486,192	$1,512,233	$7,249,303

Shares of mutual funds owned	644,050	52,702	56,760	268,200

Accumulation units outstanding	428,220	48,765	101,774	539,227
Annuitized units outstanding	—	—	—	—
Total units outstanding	428,220	48,765	101,774	539,227

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - New World Fund - Class 4 Shares
Net investment income (loss)
Investment income:
Dividends	$36,580	$7,804	$20,903	$77,993

Expenses:
Mortality and expense risks	41,342	3,224	18,949	40,020
Administrative charges	9,549	702	1,824	9,317
Separate account rider charges	—	—	377	—
Net investment income (loss)	(14,311)	3,878	(247)	28,656

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(203,581)	(50,582)	13,057	14,965
Capital gains distributions	1,434,839	35,256	—	—
Total realized gains (losses) on investments	1,231,258	(15,326)	13,057	14,965

Change in net unrealized appreciation (depreciation)
of investments	69,807	32,172	189,887	803,509

Net gains (losses) on investments	1,286,754	20,724	202,697	847,130

Net increase (decrease) in net assets resulting from operations	$1,286,754	$20,724	$202,697	$847,130
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	BlackRock Advantage SMID Cap V.I. Fund - Class III
Assets
Investments in shares of mutual funds, at fair value	$2,950,449	$14,364,512	$12,581,946	$2,414,462
Total assets	2,950,449	14,364,512	12,581,946	2,414,462
Total liabilities	—	—	—	—
Net assets	$2,950,449	$14,364,512	$12,581,946	$2,414,462

Net assets
Applicable to accumulation units	$2,950,449	$14,364,512	$12,581,946	$2,414,462
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,950,449	$14,364,512	$12,581,946	$2,414,462

Investments in shares of mutual funds, at cost	$2,817,153	$13,819,063	$12,327,850	$2,777,367

Shares of mutual funds owned	207,632	1,021,658	956,802	243,885

Accumulation units outstanding	150,791	876,541	902,146	151,904
Annuitized units outstanding	—	—	—	—
Total units outstanding	150,791	876,541	902,146	151,904

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	BlackRock Advantage SMID Cap V.I. Fund - Class III
Net investment income (loss)
Investment income:
Dividends	$51,839	$221,381	$224,221	$41,572

Expenses:
Mortality and expense risks	36,603	83,808	65,059	14,024
Administrative charges	3,584	18,865	15,865	3,230
Separate account rider charges	1,659	—	7	—
Net investment income (loss)	9,993	118,708	143,290	24,318

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,285	(42,624)	(193,454)	(393,883)
Capital gains distributions	27,350	116,665	—	—
Total realized gains (losses) on investments	30,635	74,041	(193,454)	(393,883)

Change in net unrealized appreciation (depreciation)
of investments	378,480	1,743,197	1,520,160	725,901

Net gains (losses) on investments	419,108	1,935,946	1,469,996	356,336

Net increase (decrease) in net assets resulting from operations	$419,108	$1,935,946	$1,469,996	$356,336
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	BlackRock Global Allocation V.I. Fund - Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$3,703,084	$14,289,642	$1,227,294	$7,423,623
Total assets	3,703,084	14,289,642	1,227,294	7,423,623
Total liabilities	—	—	—	—
Net assets	$3,703,084	$14,289,642	$1,227,294	$7,423,623

Net assets
Applicable to accumulation units	$3,703,084	$14,289,642	$1,227,294	$7,423,623
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,703,084	$14,289,642	$1,227,294	$7,423,623

Investments in shares of mutual funds, at cost	$4,357,858	$12,383,701	$1,198,308	$6,857,256

Shares of mutual funds owned	284,197	1,167,454	66,126	294,939

Accumulation units outstanding	288,982	1,360,031	87,886	117,966
Annuitized units outstanding	—	—	—	—
Total units outstanding	288,982	1,360,031	87,886	117,966

Statements of Operations
Year ended December 31, 2023

	BlackRock Global Allocation V.I. Fund - Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$89,610	$—	$5,159	$—

Expenses:
Mortality and expense risks	26,086	76,831	7,182	84,790
Administrative charges	5,295	15,303	1,543	10,176
Separate account rider charges	—	194	—	813
Net investment income (loss)	58,229	(92,328)	(3,566)	(95,779)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(56,233)	(267,185)	(12,116)	(181,434)
Capital gains distributions	—	—	30,303	—
Total realized gains (losses) on investments	(56,233)	(267,185)	18,187	(181,434)

Change in net unrealized appreciation (depreciation)
of investments	386,748	3,826,999	150,699	3,268,913

Net gains (losses) on investments	388,744	3,467,486	165,320	2,991,700

Net increase (decrease) in net assets resulting from operations	$388,744	$3,467,486	$165,320	$2,991,700
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100 Index Portfolio - Class F	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Assets
Investments in shares of mutual funds, at fair value	$4,601,205	$5,380,246	$3,023,657	$7,028,561
Total assets	4,601,205	5,380,246	3,023,657	7,028,561
Total liabilities	—	—	—	—
Net assets	$4,601,205	$5,380,246	$3,023,657	$7,028,561

Net assets
Applicable to accumulation units	$4,601,205	$5,380,246	$3,023,657	$7,028,561
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,601,205	$5,380,246	$3,023,657	$7,028,561

Investments in shares of mutual funds, at cost	$4,305,277	$5,929,801	$2,569,123	$7,251,864

Shares of mutual funds owned	48,639	113,868	21,650	89,127

Accumulation units outstanding	388,292	530,091	228,456	520,605
Annuitized units outstanding	—	—	—	—
Total units outstanding	388,292	530,091	228,456	520,605

Statements of Operations
Year ended December 31, 2023

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100 Index Portfolio - Class F	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Net investment income (loss)
Investment income:
Dividends	$124,722	$148,881	$7,641	$56,254

Expenses:
Mortality and expense risks	23,687	30,469	14,580	39,391
Administrative charges	5,867	7,488	2,140	9,142
Separate account rider charges	—	—	—	—
Net investment income (loss)	95,168	110,924	(9,079)	7,721

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,823	(174,056)	63,995	(64,378)
Capital gains distributions	—	—	—	3,584
Total realized gains (losses) on investments	22,823	(174,056)	63,995	(60,794)

Change in net unrealized appreciation (depreciation)
of investments	488,916	293,820	486,370	967,363

Net gains (losses) on investments	606,907	230,688	541,286	914,290

Net increase (decrease) in net assets resulting from operations	$606,907	$230,688	$541,286	$914,290
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	Columbia VP - Limited Duration Credit Fund - Class 2	Columbia VP - Small Cap Value Fund - Class 2
Assets
Investments in shares of mutual funds, at fair value	$9,599,477	$4,528,155	$5,430,194	$4,245,568
Total assets	9,599,477	4,528,155	5,430,194	4,245,568
Total liabilities	—	—	—	—
Net assets	$9,599,477	$4,528,155	$5,430,194	$4,245,568

Net assets
Applicable to accumulation units	$9,599,477	$4,528,155	$5,430,194	$4,245,568
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,599,477	$4,528,155	$5,430,194	$4,245,568

Investments in shares of mutual funds, at cost	$9,233,854	$5,734,063	$5,507,643	$4,696,054

Shares of mutual funds owned	80,445	179,049	575,842	331,426

Accumulation units outstanding	619,705	309,563	502,683	276,465
Annuitized units outstanding	—	—	—	—
Total units outstanding	619,705	309,563	502,683	276,465

Statements of Operations
Year ended December 31, 2023

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	Columbia VP - Limited Duration Credit Fund - Class 2	Columbia VP - Small Cap Value Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$108,401	$—	$153,601	$14,811

Expenses:
Mortality and expense risks	56,399	27,460	35,523	22,299
Administrative charges	12,662	6,527	7,342	5,157
Separate account rider charges	—	—	77	—
Net investment income (loss)	39,340	(33,987)	110,659	(12,645)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	23,409	(124,396)	(73,731)	(84,627)
Capital gains distributions	365,773	—	—	252,294
Total realized gains (losses) on investments	389,182	(124,396)	(73,731)	167,667

Change in net unrealized appreciation (depreciation)
of investments	776,369	461,893	257,846	543,828

Net gains (losses) on investments	1,204,891	303,510	294,774	698,850

Net increase (decrease) in net assets resulting from operations	$1,204,891	$303,510	$294,774	$698,850
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$75,768,816	$1,716,691	$17,459,046	$701,275,104
Total assets	75,768,816	1,716,691	17,459,046	701,275,104
Total liabilities	—	—	—	—
Net assets	$75,768,816	$1,716,691	$17,459,046	$701,275,104

Net assets
Applicable to accumulation units	$75,768,816	$1,716,691	$17,459,046	$701,275,104
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$75,768,816	$1,716,691	$17,459,046	$701,275,104

Investments in shares of mutual funds, at cost	$88,545,593	$1,613,038	$18,909,766	$734,107,215

Shares of mutual funds owned	7,867,997	45,010	1,228,645	49,177,777

Accumulation units outstanding	3,818,217	90,347	1,271,517	34,636,962
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,818,217	90,347	1,271,517	34,636,962

Statements of Operations
Year ended December 31, 2023

	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$2,220,665	$11,961	$351,005	$12,131,122

Expenses:
Mortality and expense risks	927,238	22,612	201,728	8,841,229
Administrative charges	76,765	2,466	7,727	1,061,071
Separate account rider charges	9,218	724	—	62,800
Net investment income (loss)	1,207,444	(13,841)	141,550	2,166,022

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,182,429)	2,038	(344,876)	5,697,818
Capital gains distributions	—	80,167	1,085,152	43,697,922
Total realized gains (losses) on investments	(2,182,429)	82,205	740,276	49,395,740

Change in net unrealized appreciation (depreciation)
of investments	3,917,678	54,841	1,210,677	29,881,367

Net gains (losses) on investments	2,942,693	123,205	2,092,503	81,443,129

Net increase (decrease) in net assets resulting from operations	$2,942,693	$123,205	$2,092,503	$81,443,129
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021
Total assets	134,075,437	241,387,693	3,077,826,133	293,489,021
Total liabilities	—	—	—	—
Net assets	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021

Net assets
Applicable to accumulation units	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021

Investments in shares of mutual funds, at cost	$137,828,810	$236,293,665	$2,933,395,830	$283,788,315

Shares of mutual funds owned	11,488,898	20,702,203	177,396,319	23,311,281

Accumulation units outstanding	9,138,427	18,842,653	129,723,334	17,929,772
Annuitized units outstanding	—	—	—	—
Total units outstanding	9,138,427	18,842,653	129,723,334	17,929,772

Statements of Operations
Year ended December 31, 2023

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$2,143,077	$2,934,471	$49,199,325	$4,087,618

Expenses:
Mortality and expense risks	1,698,054	2,768,977	38,169,303	3,583,292
Administrative charges	206,210	332,316	4,580,851	437,733
Separate account rider charges	20,014	—	167,463	47,546
Net investment income (loss)	218,799	(166,822)	6,281,708	19,047

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,355,367	319,257	81,045,616	4,538,292
Capital gains distributions	6,251,412	1,784,968	197,790,879	17,108,954
Total realized gains (losses) on investments	7,606,779	2,104,225	278,836,495	21,647,246

Change in net unrealized appreciation (depreciation)
of investments	7,038,705	22,574,135	141,542,226	16,594,187

Net gains (losses) on investments	14,864,283	24,511,538	426,660,429	38,260,480

Net increase (decrease) in net assets resulting from operations	$14,864,283	$24,511,538	$426,660,429	$38,260,480
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Diversified Growth Volatility Control Account - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B
Assets
Investments in shares of mutual funds, at fair value	$1,440,206,286	$246,926,555	$75,288,383	$223,959
Total assets	1,440,206,286	246,926,555	75,288,383	223,959
Total liabilities	—	—	—	—
Net assets	$1,440,206,286	$246,926,555	$75,288,383	$223,959

Net assets
Applicable to accumulation units	$1,440,206,286	$246,926,555	$75,288,383	$223,959
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,440,206,286	$246,926,555	$75,288,383	$223,959

Investments in shares of mutual funds, at cost	$1,348,232,395	$268,707,111	$66,669,533	$251,323

Shares of mutual funds owned	115,958,638	19,644,117	4,860,450	17,607

Accumulation units outstanding	103,752,562	17,571,978	2,527,003	18,724
Annuitized units outstanding	—	—	—	—
Total units outstanding	103,752,562	17,571,978	2,527,003	18,724

Statements of Operations
Year ended December 31, 2023

	Diversified Growth Volatility Control Account - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B
Net investment income (loss)
Investment income:
Dividends	$16,063,455	$4,368,645	$940,420	$14,985

Expenses:
Mortality and expense risks	16,258,699	3,127,057	909,980	1,473
Administrative charges	1,951,272	375,291	57,670	333
Separate account rider charges	—	17,265	630	—
Net investment income (loss)	(2,146,516)	849,032	(27,860)	13,179

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,325,345	(2,629,602)	2,347,510	(1,606)
Capital gains distributions	20,322,450	10,077,086	—	2,124
Total realized gains (losses) on investments	24,647,795	7,447,484	2,347,510	518

Change in net unrealized appreciation (depreciation)
of investments	147,523,322	14,489,138	8,864,403	(3,027)

Net gains (losses) on investments	170,024,601	22,785,654	11,184,053	10,670

Net increase (decrease) in net assets resulting from operations	$170,024,601	$22,785,654	$11,184,053	$10,670
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB
Assets
Investments in shares of mutual funds, at fair value	$2,675,822	$1,442,112	$1,065,325	$659,775
Total assets	2,675,822	1,442,112	1,065,325	659,775
Total liabilities	—	—	—	—
Net assets	$2,675,822	$1,442,112	$1,065,325	$659,775

Net assets
Applicable to accumulation units	$2,675,822	$1,442,112	$1,065,325	$659,775
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,675,822	$1,442,112	$1,065,325	$659,775

Investments in shares of mutual funds, at cost	$2,142,471	$1,390,459	$1,368,807	$643,482

Shares of mutual funds owned	99,104	104,048	117,197	9,429

Accumulation units outstanding	127,961	102,510	79,745	42,410
Annuitized units outstanding	—	—	—	—
Total units outstanding	127,961	102,510	79,745	42,410

Statements of Operations
Year ended December 31, 2023

	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB
Net investment income (loss)
Investment income:
Dividends	$25,689	$12,435	$25,199	$3,730

Expenses:
Mortality and expense risks	23,015	14,402	6,360	4,004
Administrative charges	3,782	2,185	1,449	811
Separate account rider charges	—	42	117	—
Net investment income (loss)	(1,108)	(4,194)	17,273	(1,085)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	59,489	7,810	(51,382)	(3,222)
Capital gains distributions	134,252	60,851	—	42,109
Total realized gains (losses) on investments	193,741	68,661	(51,382)	38,887

Change in net unrealized appreciation (depreciation)
of investments	353,923	110,184	150,453	58,607

Net gains (losses) on investments	546,556	174,651	116,344	96,409

Net increase (decrease) in net assets resulting from operations	$546,556	$174,651	$116,344	$96,409
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$543,436	$626,284	$1,187,416	$160,275,000
Total assets	543,436	626,284	1,187,416	160,275,000
Total liabilities	—	—	—	—
Net assets	$543,436	$626,284	$1,187,416	$160,275,000

Net assets
Applicable to accumulation units	$543,436	$626,284	$1,187,416	$160,126,829
Applicable to contracts in annuitization period	—	—	—	148,171
Total net assets	$543,436	$626,284	$1,187,416	$160,275,000

Investments in shares of mutual funds, at cost	$837,908	$592,998	$1,115,730	$146,623,396

Shares of mutual funds owned	62,752	36,497	60,490	5,826,063

Accumulation units outstanding	39,401	43,747	70,886	6,988,120
Annuitized units outstanding	—	—	—	9,952
Total units outstanding	39,401	43,747	70,886	6,998,072

Statements of Operations
Year ended December 31, 2023

	EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$2,846	$7,851	$8,051	$3,314,354

Expenses:
Mortality and expense risks	5,618	3,851	8,006	1,944,147
Administrative charges	752	844	1,327	158,513
Separate account rider charges	—	—	847	1,247
Net investment income (loss)	(3,524)	3,156	(2,129)	1,210,447

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(33,913)	7,511	(848)	3,383,480
Capital gains distributions	—	6,809	24,286	7,368,466
Total realized gains (losses) on investments	(33,913)	14,320	23,438	10,751,946

Change in net unrealized appreciation (depreciation)
of investments	67,956	67,399	176,715	2,683,641

Net gains (losses) on investments	30,519	84,875	198,024	14,646,034

Net increase (decrease) in net assets resulting from operations	$30,519	$84,875	$198,024	$14,646,034
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Equity Income Account - Class 2	Fidelity VIP Contrafund® Portfolio - Service Class	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Energy Portfolio - Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$16,028,302	$31,864,574	$57,213,702	$1,799,861
Total assets	16,028,302	31,864,574	57,213,702	1,799,861
Total liabilities	—	—	—	—
Net assets	$16,028,302	$31,864,574	$57,213,702	$1,799,861

Net assets
Applicable to accumulation units	$16,028,302	$31,864,574	$57,213,702	$1,799,861
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,028,302	$31,864,574	$57,213,702	$1,799,861

Investments in shares of mutual funds, at cost	$16,526,032	$23,822,592	$48,588,236	$1,828,367

Shares of mutual funds owned	591,232	659,722	1,221,732	73,195

Accumulation units outstanding	1,025,582	566,965	1,857,628	184,910
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,025,582	566,965	1,857,628	184,910

Statements of Operations
Year ended December 31, 2023

	Equity Income Account - Class 2	Fidelity VIP Contrafund® Portfolio - Service Class	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Energy Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$293,270	$114,627	$134,898	$42,633

Expenses:
Mortality and expense risks	98,455	382,325	546,329	18,324
Administrative charges	22,194	15,295	79,348	2,947
Separate account rider charges	—	—	2,323	—
Net investment income (loss)	172,621	(282,993)	(493,102)	21,362

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,905)	1,326,765	3,240,356	58,543
Capital gains distributions	725,805	1,070,753	1,931,867	—
Total realized gains (losses) on investments	718,900	2,397,518	5,172,223	58,543

Change in net unrealized appreciation (depreciation)
of investments	547,184	6,289,131	9,803,599	(136,918)

Net gains (losses) on investments	1,438,705	8,403,656	14,482,720	(57,013)

Net increase (decrease) in net assets resulting from operations	$1,438,705	$8,403,656	$14,482,720	$(57,013)
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Freedom 2020 Portfolio - Service Class 2	Fidelity VIP Freedom 2030 Portfolio - Service Class 2	Fidelity VIP Freedom 2040 Portfolio - Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$22,601,508	$3,879,038	$3,472,450	$3,398,203
Total assets	22,601,508	3,879,038	3,472,450	3,398,203
Total liabilities	—	—	—	—
Net assets	$22,601,508	$3,879,038	$3,472,450	$3,398,203

Net assets
Applicable to accumulation units	$22,601,508	$3,879,038	$3,472,450	$3,398,203
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$22,601,508	$3,879,038	$3,472,450	$3,398,203

Investments in shares of mutual funds, at cost	$20,536,104	$4,069,866	$3,639,305	$3,297,439

Shares of mutual funds owned	945,274	312,826	227,702	137,523

Accumulation units outstanding	699,983	314,238	264,175	233,278
Annuitized units outstanding	—	—	—	—
Total units outstanding	699,983	314,238	264,175	233,278

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Freedom 2020 Portfolio - Service Class 2	Fidelity VIP Freedom 2030 Portfolio - Service Class 2	Fidelity VIP Freedom 2040 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$379,724	$91,913	$71,837	$41,075

Expenses:
Mortality and expense risks	280,602	19,330	18,489	16,332
Administrative charges	18,521	4,833	4,608	4,083
Separate account rider charges	1,758	—	—	—
Net investment income (loss)	78,843	67,750	48,740	20,660

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	273,676	(55,815)	(59,079)	(1,666)
Capital gains distributions	651,602	14,138	—	33,357
Total realized gains (losses) on investments	925,278	(41,677)	(59,079)	31,691

Change in net unrealized appreciation (depreciation)
of investments	896,737	312,054	399,172	405,016

Net gains (losses) on investments	1,900,858	338,127	388,833	457,367

Net increase (decrease) in net assets resulting from operations	$1,900,858	$338,127	$388,833	$457,367
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Freedom 2050 Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth Portfolio - Service Class
Assets
Investments in shares of mutual funds, at fair value	$1,559,082	$36,065,759	$43,839,406	$16,007,746
Total assets	1,559,082	36,065,759	43,839,406	16,007,746
Total liabilities	—	—	—	—
Net assets	$1,559,082	$36,065,759	$43,839,406	$16,007,746

Net assets
Applicable to accumulation units	$1,559,082	$36,065,759	$43,839,406	$16,007,746
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,559,082	$36,065,759	$43,839,406	$16,007,746

Investments in shares of mutual funds, at cost	$1,562,139	$36,065,759	$43,839,406	$13,689,232

Shares of mutual funds owned	69,047	36,065,747	43,839,406	173,319

Accumulation units outstanding	106,513	8,986,407	4,247,078	347,096
Annuitized units outstanding	—	—	—	—
Total units outstanding	106,513	8,986,407	4,247,078	347,096

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Freedom 2050 Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$17,573	$1,760,000	$1,870,871	$5,385

Expenses:
Mortality and expense risks	8,047	413,065	336,228	181,951
Administrative charges	2,012	33,171	61,537	7,279
Separate account rider charges	—	624	—	—
Net investment income (loss)	7,514	1,313,140	1,473,106	(183,845)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(35,460)	—	—	623,498
Capital gains distributions	15,746	—	—	678,106
Total realized gains (losses) on investments	(19,714)	—	—	1,301,604

Change in net unrealized appreciation (depreciation)
of investments	238,944	—	—	3,183,650

Net gains (losses) on investments	226,744	1,313,140	1,473,106	4,301,409

Net increase (decrease) in net assets resulting from operations	$226,744	$1,313,140	$1,473,106	$4,301,409
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Growth Portfolio - Service Class 2	Fidelity VIP Health Care Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class	Fidelity VIP Mid Cap Portfolio - Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$11,658,790	$909,293	$133,022	$24,043,671
Total assets	11,658,790	909,293	133,022	24,043,671
Total liabilities	—	—	—	—
Net assets	$11,658,790	$909,293	$133,022	$24,043,671

Net assets
Applicable to accumulation units	$11,658,790	$909,293	$133,022	$24,043,671
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$11,658,790	$909,293	$133,022	$24,043,671

Investments in shares of mutual funds, at cost	$10,335,153	$874,538	$129,676	$23,503,977

Shares of mutual funds owned	129,657	26,775	3,704	693,101

Accumulation units outstanding	190,918	81,140	6,676	977,894
Annuitized units outstanding	—	—	—	—
Total units outstanding	190,918	81,140	6,676	977,894

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Growth Portfolio - Service Class 2	Fidelity VIP Health Care Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class	Fidelity VIP Mid Cap Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$457	$—	$644	$87,943

Expenses:
Mortality and expense risks	140,667	4,104	1,327	239,105
Administrative charges	16,882	951	—	34,898
Separate account rider charges	1,329	—	—	5,290
Net investment income (loss)	(158,421)	(5,055)	(683)	(191,350)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	597,410	(2,216)	(25,788)	172,795
Capital gains distributions	518,703	—	3,476	658,624
Total realized gains (losses) on investments	1,116,113	(2,216)	(22,312)	831,419

Change in net unrealized appreciation (depreciation)
of investments	2,319,045	30,450	33,645	2,301,847

Net gains (losses) on investments	3,276,737	23,179	10,650	2,941,916

Net increase (decrease) in net assets resulting from operations	$3,276,737	$23,179	$10,650	$2,941,916
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Overseas Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4
Assets
Investments in shares of mutual funds, at fair value	$18,683,644	$1,586,366	$6,461,741	$8,519,699
Total assets	18,683,644	1,586,366	6,461,741	8,519,699
Total liabilities	—	—	—	—
Net assets	$18,683,644	$1,586,366	$6,461,741	$8,519,699

Net assets
Applicable to accumulation units	$18,683,644	$1,586,366	$6,461,741	$8,519,699
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$18,683,644	$1,586,366	$6,461,741	$8,519,699

Investments in shares of mutual funds, at cost	$15,836,284	$1,839,242	$6,791,766	$8,818,369

Shares of mutual funds owned	732,405	126,403	440,473	316,013

Accumulation units outstanding	894,640	142,563	511,751	471,022
Annuitized units outstanding	—	—	—	—
Total units outstanding	894,640	142,563	511,751	471,022

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Overseas Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4
Net investment income (loss)
Investment income:
Dividends	$141,062	$44,052	$277,963	$69,083

Expenses:
Mortality and expense risks	209,409	13,335	33,850	53,479
Administrative charges	27,171	2,282	8,349	11,953
Separate account rider charges	124	126	—	—
Net investment income (loss)	(95,642)	28,309	235,764	3,651

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	863,885	(117,339)	(39,144)	106,425
Capital gains distributions	47,263	—	342,486	853,987
Total realized gains (losses) on investments	911,148	(117,339)	303,342	960,412

Change in net unrealized appreciation (depreciation)
of investments	2,341,941	241,429	(99,956)	(111,000)

Net gains (losses) on investments	3,157,447	152,399	439,150	853,063

Net increase (decrease) in net assets resulting from operations	$3,157,447	$152,399	$439,150	$853,063
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2
Assets
Investments in shares of mutual funds, at fair value	$2,588,524	$2,804,054	$2,400,868	$581,439
Total assets	2,588,524	2,804,054	2,400,868	581,439
Total liabilities	—	—	—	—
Net assets	$2,588,524	$2,804,054	$2,400,868	$581,439

Net assets
Applicable to accumulation units	$2,588,524	$2,804,054	$2,400,868	$581,439
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,588,524	$2,804,054	$2,400,868	$581,439

Investments in shares of mutual funds, at cost	$2,638,395	$2,767,764	$2,483,360	$488,086

Shares of mutual funds owned	195,066	270,662	182,854	48,493

Accumulation units outstanding	79,817	295,964	288,037	20,976
Annuitized units outstanding	—	—	—	—
Total units outstanding	79,817	295,964	288,037	20,976

Statements of Operations
Year ended December 31, 2023

	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$13,995	$72,935	$—	$18,146

Expenses:
Mortality and expense risks	33,172	15,860	18,642	4,629
Administrative charges	3,857	3,955	3,211	—
Separate account rider charges	387	—	23	—
Net investment income (loss)	(23,421)	53,120	(21,876)	13,517

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(63,501)	(36,937)	(170,662)	(8,920)
Capital gains distributions	151,719	—	—	—
Total realized gains (losses) on investments	88,218	(36,937)	(170,662)	(8,920)

Change in net unrealized appreciation (depreciation)
of investments	211,609	76,244	257,185	95,040

Net gains (losses) on investments	276,406	92,427	64,647	99,637

Net increase (decrease) in net assets resulting from operations	$276,406	$92,427	$64,647	$99,637
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Global Emerging Markets Account - Class 1	Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$27,134,810	$8,964,589	$3,077,401	$613,552
Total assets	27,134,810	8,964,589	3,077,401	613,552
Total liabilities	—	—	—	—
Net assets	$27,134,810	$8,964,589	$3,077,401	$613,552

Net assets
Applicable to accumulation units	$27,134,810	$8,964,589	$3,077,401	$613,552
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$27,134,810	$8,964,589	$3,077,401	$613,552

Investments in shares of mutual funds, at cost	$28,934,543	$8,851,715	$3,209,950	$655,954

Shares of mutual funds owned	1,847,162	559,937	189,846	69,016

Accumulation units outstanding	972,284	218,596	189,197	55,119
Annuitized units outstanding	—	—	—	—
Total units outstanding	972,284	218,596	189,197	55,119

Statements of Operations
Year ended December 31, 2023

	Global Emerging Markets Account - Class 1	Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$683,061	$87,432	$21,418	$39,066

Expenses:
Mortality and expense risks	335,912	113,843	20,989	3,828
Administrative charges	29,753	13,480	4,378	935
Separate account rider charges	776	1,131	—	—
Net investment income (loss)	316,620	(41,022)	(3,949)	34,303

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(719,933)	23,513	(34,902)	(1,700)
Capital gains distributions	—	215,343	72,613	—
Total realized gains (losses) on investments	(719,933)	238,856	37,711	(1,700)

Change in net unrealized appreciation (depreciation)
of investments	3,329,510	642,093	239,156	7,982

Net gains (losses) on investments	2,926,197	839,927	272,918	40,585

Net increase (decrease) in net assets resulting from operations	$2,926,197	$839,927	$272,918	$40,585
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	Government & High Quality Bond Account - Class 1	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Assets
Investments in shares of mutual funds, at fair value	$3,890,564	$1,234,162	$47,779,180	$255,809
Total assets	3,890,564	1,234,162	47,779,180	255,809
Total liabilities	—	—	—	—
Net assets	$3,890,564	$1,234,162	$47,779,180	$255,809

Net assets
Applicable to accumulation units	$3,890,564	$1,234,162	$47,779,180	$255,809
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,890,564	$1,234,162	$47,779,180	$255,809

Investments in shares of mutual funds, at cost	$3,878,934	$1,301,850	$55,105,177	$265,883

Shares of mutual funds owned	316,821	101,828	5,674,487	14,898

Accumulation units outstanding	121,299	87,588	4,831,876	24,152
Annuitized units outstanding	—	—	—	—
Total units outstanding	121,299	87,588	4,831,876	24,152

Statements of Operations
Year ended December 31, 2023

	Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	Government & High Quality Bond Account - Class 1	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Net investment income (loss)
Investment income:
Dividends	$36,794	$9,142	$1,152,555	$19,142

Expenses:
Mortality and expense risks	48,527	7,346	601,620	8,208
Administrative charges	5,653	1,611	45,188	1,052
Separate account rider charges	361	—	1,867	—
Net investment income (loss)	(17,747)	185	503,880	9,882

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(220,581)	(21,450)	(2,589,151)	(30,696)
Capital gains distributions	—	—	—	12,178
Total realized gains (losses) on investments	(220,581)	(21,450)	(2,589,151)	(18,518)

Change in net unrealized appreciation (depreciation)
on investments	869,533	203,018	3,617,426	22,327

Net gains (losses) on investments	631,205	181,753	1,532,155	13,691

Net increase (decrease) in net assets resulting from operations	$631,205	$181,753	$1,532,155	$13,691
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Guggenheim Investments VIF Long Short Equity Fund	Guggenheim Investments VIF Multi-Hedge Strategies Fund	Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	Invesco V.I. American Franchise Fund - Series I Shares
Assets
Investments in shares of mutual funds, at fair value	$256,698	$599,837	$5,750,223	$4,460,258
Total assets	256,698	599,837	5,750,223	4,460,258
Total liabilities	—	—	—	—
Net assets	$256,698	$599,837	$5,750,223	$4,460,258

Net assets
Applicable to accumulation units	$256,698	$599,837	$5,750,223	$4,460,258
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$256,698	$599,837	$5,750,223	$4,460,258

Investments in shares of mutual funds, at cost	$235,468	$597,218	$5,496,313	$4,564,944

Shares of mutual funds owned	15,126	23,169	226,923	75,649

Accumulation units outstanding	21,792	54,291	496,692	125,469
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,792	54,291	496,692	125,469

Statements of Operations
Year ended December 31, 2023

	Guggenheim Investments VIF Long Short Equity Fund	Guggenheim Investments VIF Multi-Hedge Strategies Fund	Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	Invesco V.I. American Franchise Fund - Series I Shares
Net investment income (loss)
Investment income:
Dividends	$821	$23,151	$183,665	$—

Expenses:
Mortality and expense risks	2,146	7,292	47,522	48,714
Administrative charges	431	1,079	7,143	1,949
Separate account rider charges	16	102	476	—
Net investment income (loss)	(1,772)	14,678	128,524	(50,663)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	20,710	(1,267)	(33,671)	(36,643)
Capital gains distributions	—	—	—	87,959
Total realized gains (losses) on investments	20,710	(1,267)	(33,671)	51,316

Change in net unrealized appreciation (depreciation)
of investments	14,163	11,709	403,918	1,270,181

Net gains (losses) on investments	33,101	25,120	498,771	1,270,834

Net increase (decrease) in net assets resulting from operations	$33,101	$25,120	$498,771	$1,270,834
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares
Assets
Investments in shares of mutual funds, at fair value	$2,842,398	$1,096,980	$11,720,077	$619,141
Total assets	2,842,398	1,096,980	11,720,077	619,141
Total liabilities	—	—	—	—
Net assets	$2,842,398	$1,096,980	$11,720,077	$619,141

Net assets
Applicable to accumulation units	$2,842,398	$1,096,980	$11,720,077	$619,141
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,842,398	$1,096,980	$11,720,077	$619,141

Investments in shares of mutual funds, at cost	$3,327,273	$1,234,368	$12,103,553	$736,458

Shares of mutual funds owned	203,319	129,361	400,139	9,857

Accumulation units outstanding	248,749	96,230	428,464	46,528
Annuitized units outstanding	—	—	—	—
Total units outstanding	248,749	96,230	428,464	46,528

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares
Net investment income (loss)
Investment income:
Dividends	$16,892	$—	$82,673	$—

Expenses:
Mortality and expense risks	34,971	7,391	142,458	8,862
Administrative charges	4,197	1,567	5,699	354
Separate account rider charges	608	—	—	—
Net investment income (loss)	(22,884)	(8,958)	(65,484)	(9,216)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(163,150)	(64,426)	(331,430)	(50,974)
Capital gains distributions	554,512	—	266,791	—
Total realized gains (losses) on investments	391,362	(64,426)	(64,639)	(50,974)

Change in net unrealized appreciation (depreciation)
of investments	(5,884)	130,904	2,361,748	133,123

Net gains (losses) on investments	362,594	57,520	2,231,625	72,933

Net increase (decrease) in net assets resulting from operations	$362,594	$57,520	$2,231,625	$72,933
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares
Assets
Investments in shares of mutual funds, at fair value	$4,470,858	$3,356,014	$5,056,918	$6,113,070
Total assets	4,470,858	3,356,014	5,056,918	6,113,070
Total liabilities	—	—	—	—
Net assets	$4,470,858	$3,356,014	$5,056,918	$6,113,070

Net assets
Applicable to accumulation units	$4,470,858	$3,356,014	$5,056,918	$6,113,070
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,470,858	$3,356,014	$5,056,918	$6,113,070

Investments in shares of mutual funds, at cost	$4,549,141	$3,423,264	$5,382,952	$7,390,490

Shares of mutual funds owned	131,149	100,269	195,173	257,068

Accumulation units outstanding	299,993	272,223	180,465	414,335
Annuitized units outstanding	—	—	—	—
Total units outstanding	299,993	272,223	180,465	414,335

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares
Net investment income (loss)
Investment income:
Dividends	$8,547	$—	$—	$—

Expenses:
Mortality and expense risks	57,254	20,397	65,102	42,212
Administrative charges	6,872	4,591	3,349	9,352
Separate account rider charges	45	—	270	—
Net investment income (loss)	(55,624)	(24,988)	(68,721)	(51,564)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(62,691)	(141,304)	(57,117)	(132,443)
Capital gains distributions	3,200	2,456	—	—
Total realized gains (losses) on investments	(59,491)	(138,848)	(57,117)	(132,443)

Change in net unrealized appreciation (depreciation)
of investments	819,529	642,429	205,588	290,441

Net gains (losses) on investments	704,414	478,593	79,750	106,434

Net increase (decrease) in net assets resulting from operations	$704,414	$478,593	$79,750	$106,434
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$450,943	$4,439,883	$2,901,909	$176,609
Total assets	450,943	4,439,883	2,901,909	176,609
Total liabilities	—	—	—	—
Net assets	$450,943	$4,439,883	$2,901,909	$176,609

Net assets
Applicable to accumulation units	$450,943	$4,439,883	$2,901,909	$176,609
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$450,943	$4,439,883	$2,901,909	$176,609

Investments in shares of mutual funds, at cost	$407,019	$4,516,093	$3,120,975	$158,943

Shares of mutual funds owned	17,146	258,133	156,860	16,917

Accumulation units outstanding	19,405	118,599	124,344	15,567
Annuitized units outstanding	—	—	—	—
Total units outstanding	19,405	118,599	124,344	15,567

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$3,753	$—	$—	$679

Expenses:
Mortality and expense risks	4,746	57,053	32,087	754
Administrative charges	190	5,595	1,284	81
Separate account rider charges	—	495	—	—
Net investment income (loss)	(1,183)	(63,143)	(33,371)	(156)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(449)	(208,441)	(308,327)	466
Capital gains distributions	—	78,465	—	—
Total realized gains (losses) on investments	(449)	(129,976)	(308,327)	466

Change in net unrealized appreciation (depreciation)
of investments	65,112	819,860	1,268,902	17,149

Net gains (losses) on investments	63,480	626,741	927,204	17,459

Net increase (decrease) in net assets resulting from operations	$63,480	$626,741	$927,204	$17,459
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Janus Henderson Series Balanced Portfolio - Service Shares	Janus Henderson Series Enterprise Portfolio - Service Shares	Janus Henderson Series Flexible Bond Portfolio - Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$7,327,074	$8,251,499	$9,565,319	$7,225,641
Total assets	7,327,074	8,251,499	9,565,319	7,225,641
Total liabilities	—	—	—	—
Net assets	$7,327,074	$8,251,499	$9,565,319	$7,225,641

Net assets
Applicable to accumulation units	$7,327,074	$8,251,499	$9,565,319	$7,225,641
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,327,074	$8,251,499	$9,565,319	$7,225,641

Investments in shares of mutual funds, at cost	$7,158,948	$7,911,556	$10,750,544	$6,972,972

Shares of mutual funds owned	152,489	120,689	857,108	449,915

Accumulation units outstanding	708,238	230,271	924,657	371,187
Annuitized units outstanding	—	—	—	—
Total units outstanding	708,238	230,271	924,657	371,187

Statements of Operations
Year ended December 31, 2023

	Janus Henderson Series Balanced Portfolio - Service Shares	Janus Henderson Series Enterprise Portfolio - Service Shares	Janus Henderson Series Flexible Bond Portfolio - Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$122,305	$7,295	$336,477	$—

Expenses:
Mortality and expense risks	43,009	102,129	66,820	36,409
Administrative charges	9,885	4,086	12,868	8,885
Separate account rider charges	—	—	273	—
Net investment income (loss)	69,411	(98,920)	256,516	(45,294)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(71,843)	185,700	(301,394)	(313,514)
Capital gains distributions	—	619,388	—	—
Total realized gains (losses) on investments	(71,843)	805,088	(301,394)	(313,514)

Change in net unrealized appreciation (depreciation)
of investments	850,780	529,233	429,870	2,788,311

Net gains (losses) on investments	848,348	1,235,401	384,992	2,429,503

Net increase (decrease) in net assets resulting from operations	$848,348	$1,235,401	$384,992	$2,429,503
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class
Assets
Investments in shares of mutual funds, at fair value	$154,123,500	$89,024,448	$52,321,988	$7,662,857
Total assets	154,123,500	89,024,448	52,321,988	7,662,857
Total liabilities	—	—	—	—
Net assets	$154,123,500	$89,024,448	$52,321,988	$7,662,857

Net assets
Applicable to accumulation units	$154,123,500	$89,024,448	$52,321,988	$7,662,857
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$154,123,500	$89,024,448	$52,321,988	$7,662,857

Investments in shares of mutual funds, at cost	$140,457,762	$77,067,184	$50,961,834	$8,059,911

Shares of mutual funds owned	3,813,050	4,096,845	2,455,279	265,795

Accumulation units outstanding	2,452,209	2,894,988	2,784,671	552,361
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,452,209	2,894,988	2,784,671	552,361

Statements of Operations
Year ended December 31, 2023

	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$1,201,908	$595,541	$35,093

Expenses:
Mortality and expense risks	1,663,201	1,015,594	304,066	63,912
Administrative charges	96,142	75,302	70,652	10,636
Separate account rider charges	2,272	5,944	—	109
Net investment income (loss)	(1,761,615)	105,068	220,823	(39,564)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,703,360	5,458,558	455,512	84,983
Capital gains distributions	6,912,940	3,530,098	2,062,421	561,820
Total realized gains (losses) on investments	10,616,300	8,988,656	2,517,933	646,803

Change in net unrealized appreciation (depreciation)
on investments	36,985,233	9,656,608	7,636,573	501,901

Net gains (losses) on investments	45,839,918	18,750,332	10,375,329	1,109,140

Net increase (decrease) in net assets resulting from operations	$45,839,918	$18,750,332	$10,375,329	$1,109,140
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$5,626,291	$13,524,827	$2,840,951	$274,722,654
Total assets	5,626,291	13,524,827	2,840,951	274,722,654
Total liabilities	—	—	—	—
Net assets	$5,626,291	$13,524,827	$2,840,951	$274,722,654

Net assets
Applicable to accumulation units	$5,626,291	$13,524,827	$2,840,951	$274,722,654
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,626,291	$13,524,827	$2,840,951	$274,722,654

Investments in shares of mutual funds, at cost	$8,250,981	$14,281,667	$2,805,382	$244,219,565

Shares of mutual funds owned	557,059	428,815	137,178	4,358,601

Accumulation units outstanding	348,514	711,134	73,833	1,755,003
Annuitized units outstanding	—	—	—	—
Total units outstanding	348,514	711,134	73,833	1,755,003

Statements of Operations
Year ended December 31, 2023

	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$—	$487,159	$42,290	$—

Expenses:
Mortality and expense risks	42,566	144,886	40,603	3,155,618
Administrative charges	7,916	22,454	4,873	195,071
Separate account rider charges	517	956	333	122
Net investment income (loss)	(50,999)	318,863	(3,519)	(3,350,811)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(735,727)	480,762	90,526	1,203,576
Capital gains distributions	—	817,140	211,980	6,360,096
Total realized gains (losses) on investments	(735,727)	1,297,902	302,506	7,563,672

Change in net unrealized appreciation (depreciation)
of investments	1,462,500	(2,202,972)	(146,656)	53,233,826

Net gains (losses) on investments	675,774	(586,207)	152,331	57,446,687

Net increase (decrease) in net assets resulting from operations	$675,774	$(586,207)	$152,331	$57,446,687
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares
Assets
Investments in shares of mutual funds, at fair value	$19,291,192	$2,948,600	$4,463,148	$449,801
Total assets	19,291,192	2,948,600	4,463,148	449,801
Total liabilities	—	—	—	—
Net assets	$19,291,192	$2,948,600	$4,463,148	$449,801

Net assets
Applicable to accumulation units	$19,291,192	$2,948,600	$4,463,148	$449,801
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$19,291,192	$2,948,600	$4,463,148	$449,801

Investments in shares of mutual funds, at cost	$19,258,583	$3,395,715	$3,508,761	$404,210

Shares of mutual funds owned	311,198	128,647	133,827	13,431

Accumulation units outstanding	1,396,318	173,990	102,116	27,726
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,396,318	173,990	102,116	27,726

Statements of Operations
Year ended December 31, 2023

	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$15,181	$301

Expenses:
Mortality and expense risks	102,648	27,869	57,982	1,938
Administrative charges	24,858	4,350	6,959	480
Separate account rider charges	—	82	359	—
Net investment income (loss)	(127,506)	(32,301)	(50,119)	(2,117)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(136,423)	(150,437)	173,445	1,392
Capital gains distributions	435,969	—	71,635	6,323
Total realized gains (losses) on investments	299,546	(150,437)	245,080	7,715

Change in net unrealized appreciation (depreciation)
on investments	3,575,307	632,050	834,670	65,350

Net gains (losses) on investments	3,747,347	449,312	1,029,631	70,948

Net increase (decrease) in net assets resulting from operations	$3,747,347	$449,312	$1,029,631	$70,948
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT All Asset Portfolio - Advisor Class	PIMCO VIT Commodity RealReturn® Strategy Portfolio - M Class	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Assets
Investments in shares of mutual funds, at fair value	$1,308,040	$338,349	$299,410	$857,554
Total assets	1,308,040	338,349	299,410	857,554
Total liabilities	—	—	—	—
Net assets	$1,308,040	$338,349	$299,410	$857,554

Net assets
Applicable to accumulation units	$1,308,040	$338,349	$299,410	$857,554
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,308,040	$338,349	$299,410	$857,554

Investments in shares of mutual funds, at cost	$1,506,072	$395,527	$381,406	$878,839

Shares of mutual funds owned	144,694	36,777	56,599	81,285

Accumulation units outstanding	69,870	27,832	24,974	94,696
Annuitized units outstanding	—	—	—	—
Total units outstanding	69,870	27,832	24,974	94,696

Statements of Operations
Year ended December 31, 2023

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT All Asset Portfolio - Advisor Class	PIMCO VIT Commodity RealReturn® Strategy Portfolio - M Class	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Net investment income (loss)
Investment income:
Dividends	$42,805	$9,175	$122,526	$42,643

Expenses:
Mortality and expense risks	18,622	2,208	4,068	4,474
Administrative charges	2,235	485	884	1,116
Separate account rider charges	10	—	—	—
Net investment income (loss)	21,938	6,482	117,574	37,053

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(86,009)	(10,099)	(297,717)	(34,488)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(86,009)	(10,099)	(297,717)	(34,488)

Change in net unrealized appreciation (depreciation)
of investments	153,836	26,307	114,999	77,081

Net gains (losses) on investments	89,765	22,690	(65,144)	79,646

Net increase (decrease) in net assets resulting from operations	$89,765	$22,690	$(65,144)	$79,646
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	PIMCO VIT High Yield Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$20,595,088	$6,449,472	$25,667,961	$76,048,786
Total assets	20,595,088	6,449,472	25,667,961	76,048,786
Total liabilities	—	—	—	—
Net assets	$20,595,088	$6,449,472	$25,667,961	$76,048,786

Net assets
Applicable to accumulation units	$20,595,088	$6,449,472	$25,667,961	$76,048,786
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$20,595,088	$6,449,472	$25,667,961	$76,048,786

Investments in shares of mutual funds, at cost	$21,668,957	$6,627,023	$29,436,716	$61,670,374

Shares of mutual funds owned	2,868,397	671,820	2,796,074	2,154,356

Accumulation units outstanding	1,473,394	641,570	2,326,212	2,453,372
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,473,394	641,570	2,326,212	2,453,372

Statements of Operations
Year ended December 31, 2023

	PIMCO VIT High Yield Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$1,115,949	$207,354	$904,213	$596,714

Expenses:
Mortality and expense risks	185,815	38,549	222,654	920,687
Administrative charges	29,488	8,724	37,999	82,355
Separate account rider charges	715	—	573	2,255
Net investment income (loss)	899,931	160,081	642,987	(408,583)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(484,959)	(82,333)	(868,226)	4,233,042
Capital gains distributions	—	—	—	4,674,823
Total realized gains (losses) on investments	(484,959)	(82,333)	(868,226)	8,907,865

Change in net unrealized appreciation (depreciation)
of investments	1,671,758	163,780	1,429,717	7,096,588

Net gains (losses) on investments	2,086,730	241,528	1,204,478	15,595,870

Net increase (decrease) in net assets resulting from operations	$2,086,730	$241,528	$1,204,478	$15,595,870
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$14,092,187	$50,570,297	$41,260,993	$11,722,219
Total assets	14,092,187	50,570,297	41,260,993	11,722,219
Total liabilities	—	—	—	—
Net assets	$14,092,187	$50,570,297	$41,260,993	$11,722,219

Net assets
Applicable to accumulation units	$14,092,187	$50,570,297	$41,260,993	$11,722,219
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$14,092,187	$50,570,297	$41,260,993	$11,722,219

Investments in shares of mutual funds, at cost	$13,503,997	$53,423,814	$39,692,347	$10,785,272

Shares of mutual funds owned	407,878	4,045,623	3,186,177	706,158

Accumulation units outstanding	718,724	2,190,012	1,669,981	431,915
Annuitized units outstanding	—	—	—	—
Total units outstanding	718,724	2,190,012	1,669,981	431,915

Statements of Operations
Year ended December 31, 2023

	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$87,425	$1,321,926	$708,301	$148,847

Expenses:
Mortality and expense risks	81,895	635,022	497,110	136,296
Administrative charges	19,254	70,602	57,393	15,835
Separate account rider charges	—	682	766	219
Net investment income (loss)	(13,724)	615,620	153,032	(3,503)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	185,131	(1,077,642)	(5,098)	97,854
Capital gains distributions	866,382	767,138	841,489	281,030
Total realized gains (losses) on investments	1,051,513	(310,504)	836,391	378,884

Change in net unrealized appreciation (depreciation)
of investments	1,730,777	4,980,241	4,222,761	1,367,460

Net gains (losses) on investments	2,768,566	5,285,357	5,212,184	1,742,841

Net increase (decrease) in net assets resulting from operations	$2,768,566	$5,285,357	$5,212,184	$1,742,841
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Principal LifeTime 2050 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer April Account - Class 2	U.S. LargeCap Buffer January Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$7,495,931	$15,711,445	$21,590,291	$58,340,205
Total assets	7,495,931	15,711,445	21,590,291	58,340,205
Total liabilities	—	—	—	—
Net assets	$7,495,931	$15,711,445	$21,590,291	$58,340,205

Net assets
Applicable to accumulation units	$7,495,931	$15,711,445	$21,590,291	$58,340,205
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,495,931	$15,711,445	$21,590,291	$58,340,205

Investments in shares of mutual funds, at cost	$6,891,956	$15,606,842	$21,918,507	$58,626,273

Shares of mutual funds owned	465,297	1,424,428	2,178,637	5,793,466

Accumulation units outstanding	270,521	930,218	1,926,640	4,931,802
Annuitized units outstanding	—	—	—	—
Total units outstanding	270,521	930,218	1,926,640	4,931,802

Statements of Operations
Year ended December 31, 2023

	Principal LifeTime 2050 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer April Account - Class 2	U.S. LargeCap Buffer January Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$85,105	$190,263	$117,501	$66,698

Expenses:
Mortality and expense risks	90,991	158,491	202,065	133,415
Administrative charges	10,921	17,022	37,418	25,102
Separate account rider charges	193	171	—	109
Net investment income (loss)	(17,000)	14,579	(121,982)	(91,928)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	220,855	(273,588)	2,664,670	1,809,930
Capital gains distributions	223,705	67,609	2,547,150	1,626,530
Total realized gains (losses) on investments	444,560	(205,979)	5,211,820	3,436,460

Change in net unrealized appreciation (depreciation)
on investments	880,486	1,158,643	(328,216)	(286,068)

Net gains (losses) on investments	1,308,046	967,243	4,761,622	3,058,464

Net increase (decrease) in net assets resulting from operations	$1,308,046	$967,243	$4,761,622	$3,058,464
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$54,228,982	$18,807,766	$43,054,006	$10,446,331
Total assets	54,228,982	18,807,766	43,054,006	10,446,331
Total liabilities	—	—	—	—
Net assets	$54,228,982	$18,807,766	$43,054,006	$10,446,331

Net assets
Applicable to accumulation units	$54,228,982	$18,807,766	$43,054,006	$10,446,331
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,228,982	$18,807,766	$43,054,006	$10,446,331

Investments in shares of mutual funds, at cost	$52,821,434	$17,723,303	$47,104,574	$11,438,211

Shares of mutual funds owned	4,646,871	1,607,501	2,376,049	575,555

Accumulation units outstanding	4,562,444	1,514,368	577,926	721,642
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,562,444	1,514,368	577,926	721,642

Statements of Operations
Year ended December 31, 2023

	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$312,291	$79,699	$834,500	$169,016

Expenses:
Mortality and expense risks	406,932	141,088	532,197	64,471
Administrative charges	75,170	24,773	41,168	14,289
Separate account rider charges	650	—	2,674	—
Net investment income (loss)	(170,461)	(86,162)	258,461	90,256

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,483,298	1,458,523	(1,922,789)	(194,852)
Capital gains distributions	2,359,383	1,261,354	1,541,123	358,446
Total realized gains (losses) on investments	5,842,681	2,719,877	(381,666)	163,594

Change in net unrealized appreciation (depreciation)
of investments	1,393,487	527,165	4,916,737	871,382

Net gains (losses) on investments	7,065,707	3,160,880	4,793,532	1,125,232

Net increase (decrease) in net assets resulting from operations	$7,065,707	$3,160,880	$4,793,532	$1,125,232
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Rydex VI Basic Materials Fund	Rydex VI Commodities Strategy Fund	Rydex VI NASDAQ 100 Fund	SAM Balanced Portfolio - Class 1
Assets
Investments in shares of mutual funds, at fair value	$765,387	$1,380,657	$11,641,066	$301,847,032
Total assets	765,387	1,380,657	11,641,066	301,847,032
Total liabilities	—	—	—	—
Net assets	$765,387	$1,380,657	$11,641,066	$301,847,032

Net assets
Applicable to accumulation units	$765,387	$1,380,657	$11,641,066	$301,847,032
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$765,387	$1,380,657	$11,641,066	$301,847,032

Investments in shares of mutual funds, at cost	$711,289	$1,666,912	$9,822,096	$318,458,739

Shares of mutual funds owned	7,537	16,152	164,167	21,920,626

Accumulation units outstanding	51,309	144,726	484,055	14,447,881
Annuitized units outstanding	—	—	—	—
Total units outstanding	51,309	144,726	484,055	14,447,881

Statements of Operations
Year ended December 31, 2023

	Rydex VI Basic Materials Fund	Rydex VI Commodities Strategy Fund	Rydex VI NASDAQ 100 Fund	SAM Balanced Portfolio - Class 1
Net investment income (loss)
Investment income:
Dividends	$—	$196,470	$—	$7,054,895

Expenses:
Mortality and expense risks	5,284	17,927	72,209	3,742,281
Administrative charges	1,082	2,648	15,954	412,957
Separate account rider charges	—	420	—	16,280
Net investment income (loss)	(6,366)	175,475	(88,163)	2,883,377

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,877	(338,838)	350,411	(9,564,504)
Capital gains distributions	—	—	—	12,574,060
Total realized gains (losses) on investments	8,877	(338,838)	350,411	3,009,556

Change in net unrealized appreciation (depreciation)
on investments	50,047	(14,987)	4,060,770	34,492,852

Net gains (losses) on investments	52,558	(178,350)	4,323,018	40,385,785

Net increase (decrease) in net assets resulting from operations	$52,558	$(178,350)	$4,323,018	$40,385,785
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	SAM Balanced Portfolio - Class 2	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 2	SAM Conservative Growth Portfolio - Class 1
Assets
Investments in shares of mutual funds, at fair value	$39,200,614	$64,189,094	$16,254,924	$59,776,310
Total assets	39,200,614	64,189,094	16,254,924	59,776,310
Total liabilities	—	—	—	—
Net assets	$39,200,614	$64,189,094	$16,254,924	$59,776,310

Net assets
Applicable to accumulation units	$39,200,614	$64,189,094	$16,254,924	$59,776,310
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$39,200,614	$64,189,094	$16,254,924	$59,776,310

Investments in shares of mutual funds, at cost	$43,097,373	$67,230,235	$17,710,220	$57,064,636

Shares of mutual funds owned	2,899,454	5,808,968	1,496,770	3,046,703

Accumulation units outstanding	2,890,341	3,458,230	1,309,885	2,570,606
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,890,341	3,458,230	1,309,885	2,570,606

Statements of Operations
Year ended December 31, 2023

	SAM Balanced Portfolio - Class 2	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 2	SAM Conservative Growth Portfolio - Class 1
Net investment income (loss)
Investment income:
Dividends	$823,201	$1,835,442	$413,261	$1,056,338

Expenses:
Mortality and expense risks	259,872	821,012	103,974	761,525
Administrative charges	56,511	90,264	22,637	81,294
Separate account rider charges	—	4,200	—	4,702
Net investment income (loss)	506,818	919,966	286,650	208,817

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(853,131)	(2,215,629)	(196,459)	1,108,848
Capital gains distributions	1,637,996	451,681	111,552	3,082,545
Total realized gains (losses) on investments	784,865	(1,763,948)	(84,907)	4,191,393

Change in net unrealized appreciation (depreciation)
of investments	3,880,189	7,328,102	1,387,920	5,549,861

Net gains (losses) on investments	5,171,872	6,484,120	1,589,663	9,950,071

Net increase (decrease) in net assets resulting from operations	$5,171,872	$6,484,120	$1,589,663	$9,950,071
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	SAM Conservative Growth Portfolio - Class 2	SAM Flexible Income Portfolio - Class 1	SAM Flexible Income Portfolio - Class 2	SAM Strategic Growth Portfolio - Class 1
Assets
Investments in shares of mutual funds, at fair value	$27,719,680	$65,286,070	$27,540,304	$41,289,409
Total assets	27,719,680	65,286,070	27,540,304	41,289,409
Total liabilities	—	—	—	—
Net assets	$27,719,680	$65,286,070	$27,540,304	$41,289,409

Net assets
Applicable to accumulation units	$27,719,680	$65,286,070	$27,540,304	$41,289,409
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$27,719,680	$65,286,070	$27,540,304	$41,289,409

Investments in shares of mutual funds, at cost	$28,296,169	$73,200,444	$30,888,114	$37,022,788

Shares of mutual funds owned	1,442,982	6,073,122	2,598,142	1,804,607

Accumulation units outstanding	1,874,313	3,816,476	2,370,267	1,671,400
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,874,313	3,816,476	2,370,267	1,671,400

Statements of Operations
Year ended December 31, 2023

	SAM Conservative Growth Portfolio - Class 2	SAM Flexible Income Portfolio - Class 1	SAM Flexible Income Portfolio - Class 2	SAM Strategic Growth Portfolio - Class 1
Net investment income (loss)
Investment income:
Dividends	$428,442	$2,230,040	$839,889	$555,626

Expenses:
Mortality and expense risks	185,329	863,116	177,168	501,295
Administrative charges	39,585	86,960	39,136	51,737
Separate account rider charges	—	3,508	—	7,318
Net investment income (loss)	203,528	1,276,456	623,585	(4,724)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(280,116)	(3,157,229)	(847,181)	913,664
Capital gains distributions	1,444,861	—	—	1,434,489
Total realized gains (losses) on investments	1,164,745	(3,157,229)	(847,181)	2,348,153

Change in net unrealized appreciation (depreciation)
of investments	2,919,538	6,986,384	2,317,377	5,106,399

Net gains (losses) on investments	4,287,811	5,105,611	2,093,781	7,449,828

Net increase (decrease) in net assets resulting from operations	$4,287,811	$5,105,611	$2,093,781	$7,449,828
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	SAM Strategic Growth Portfolio - Class 2	Short-Term Income Account - Class 1	SmallCap Account - Class 1	SmallCap Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$20,474,936	$42,402,308	$70,499,779	$4,894,969
Total assets	20,474,936	42,402,308	70,499,779	4,894,969
Total liabilities	—	—	—	—
Net assets	$20,474,936	$42,402,308	$70,499,779	$4,894,969

Net assets
Applicable to accumulation units	$20,474,936	$42,402,308	$70,499,779	$4,894,969
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$20,474,936	$42,402,308	$70,499,779	$4,894,969

Investments in shares of mutual funds, at cost	$20,755,412	$43,373,091	$69,289,431	$5,336,774

Shares of mutual funds owned	912,837	16,960,923	4,693,727	328,742

Accumulation units outstanding	1,329,564	3,571,335	2,028,098	341,806
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,329,564	3,571,335	2,028,098	341,806

Statements of Operations
Year ended December 31, 2023

	SAM Strategic Growth Portfolio - Class 2	Short-Term Income Account - Class 1	SmallCap Account - Class 1	SmallCap Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$225,128	$805,278	$201,725	$2,224

Expenses:
Mortality and expense risks	120,536	563,890	850,051	31,056
Administrative charges	27,226	60,007	59,386	6,977
Separate account rider charges	—	1,818	4,230	—
Net investment income (loss)	77,366	179,563	(711,942)	(35,809)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,982	(379,175)	(401,359)	(33,076)
Capital gains distributions	696,979	—	—	—
Total realized gains (losses) on investments	714,961	(379,175)	(401,359)	(33,076)

Change in net unrealized appreciation (depreciation)
of investments	2,660,581	2,042,284	10,326,896	692,001

Net gains (losses) on investments	3,452,908	1,842,672	9,213,595	623,116

Net increase (decrease) in net assets resulting from operations	$3,452,908	$1,842,672	$9,213,595	$623,116
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
Assets
Investments in shares of mutual funds, at fair value	$35,440,830	$16,435,029	$326,975	$1,137,876
Total assets	35,440,830	16,435,029	326,975	1,137,876
Total liabilities	—	—	—	—
Net assets	$35,440,830	$16,435,029	$326,975	$1,137,876

Net assets
Applicable to accumulation units	$35,440,830	$16,435,029	$326,975	$1,137,876
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$35,440,830	$16,435,029	$326,975	$1,137,876

Investments in shares of mutual funds, at cost	$33,764,054	$14,675,008	$343,623	$941,706

Shares of mutual funds owned	813,983	316,973	29,299	56,164

Accumulation units outstanding	1,549,237	193,789	26,815	83,864
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,549,237	193,789	26,815	83,864

Statements of Operations
Year ended December 31, 2023

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$5,595	$8,755

Expenses:
Mortality and expense risks	295,498	219,351	2,137	6,670
Administrative charges	47,725	26,325	504	1,591
Separate account rider charges	2,139	210	—	—
Net investment income (loss)	(345,362)	(245,886)	2,954	494

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,684,797	1,108,168	3,159	11,927
Capital gains distributions	—	608,759	21,874	5,048
Total realized gains (losses) on investments	1,684,797	1,716,927	25,033	16,975

Change in net unrealized appreciation (depreciation)
of investments	10,720,792	(1,339,766)	(16,776)	144,404

Net gains (losses) on investments	12,060,227	131,275	11,211	161,873

Net increase (decrease) in net assets resulting from operations	$12,060,227	$131,275	$11,211	$161,873
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	TOPS® Balanced ETF Portfolio - Investor Class Shares	TOPS® Conservative ETF Portfolio - Investor Class Shares	TOPS® Growth ETF Portfolio - Investor Class Shares	TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
Assets
Investments in shares of mutual funds, at fair value	$3,078,661	$1,488,927	$1,656,115	$965,169
Total assets	3,078,661	1,488,927	1,656,115	965,169
Total liabilities	—	—	—	—
Net assets	$3,078,661	$1,488,927	$1,656,115	$965,169

Net assets
Applicable to accumulation units	$3,078,661	$1,488,927	$1,656,115	$965,169
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,078,661	$1,488,927	$1,656,115	$965,169

Investments in shares of mutual funds, at cost	$3,037,377	$1,536,372	$1,571,996	$921,128

Shares of mutual funds owned	215,442	117,054	83,138	62,877

Accumulation units outstanding	254,877	129,500	125,225	76,100
Annuitized units outstanding	—	—	—	—
Total units outstanding	254,877	129,500	125,225	76,100

Statements of Operations
Year ended December 31, 2023

	TOPS® Balanced ETF Portfolio - Investor Class Shares	TOPS® Conservative ETF Portfolio - Investor Class Shares	TOPS® Growth ETF Portfolio - Investor Class Shares	TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
Net investment income (loss)
Investment income:
Dividends	$47,212	$26,531	$14,996	$9,589

Expenses:
Mortality and expense risks	17,535	10,145	8,084	4,298
Administrative charges	4,168	2,029	2,012	1,048
Separate account rider charges	80	1,051	—	—
Net investment income (loss)	25,429	13,306	4,900	4,243

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,895	(2,680)	25,796	8,872
Capital gains distributions	38,620	36,472	14,335	8,137
Total realized gains (losses) on investments	66,515	33,792	40,131	17,009

Change in net unrealized appreciation (depreciation)
of investments	191,632	59,605	150,025	66,604

Net gains (losses) on investments	283,576	106,703	195,056	87,856

Net increase (decrease) in net assets resulting from operations	$283,576	$106,703	$195,056	$87,856
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	VanEck VIP Trust Global Gold Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Class S Shares
Assets
Investments in shares of mutual funds, at fair value	$482,821	$3,964,944
Total assets	482,821	3,964,944
Total liabilities	—	—
Net assets	$482,821	$3,964,944

Net assets
Applicable to accumulation units	$482,821	$3,964,944
Applicable to contracts in annuitization period	—	—
Total net assets	$482,821	$3,964,944

Investments in shares of mutual funds, at cost	$432,244	$3,785,935

Shares of mutual funds owned	57,616	155,977

Accumulation units outstanding	49,586	346,512
Annuitized units outstanding	—	—
Total units outstanding	49,586	346,512

Statements of Operations
Year ended December 31, 2023

	VanEck VIP Trust Global Gold Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Class S Shares
Net investment income (loss)
Investment income:
Dividends	$—	$111,635

Expenses:
Mortality and expense risks	3,676	50,347
Administrative charges	620	6,084
Separate account rider charges	—	428
Net investment income (loss)	(4,296)	54,776

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,805	222,461
Capital gains distributions	—	—
Total realized gains (losses) on investments	5,805	222,461

Change in net unrealized appreciation (depreciation)
of investments	33,795	(577,441)

Net gains (losses) on investments	35,304	(300,204)

Net increase (decrease) in net assets resulting from operations	$35,304	$(300,204)
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	Alps Global Opportunity Portfolio – Class III	American Century VP Capital Appreciation Fund - Class I
Net assets as of January 1, 2022	$5,481,284	$4,755,110	$1,341,471	$1,679,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,125)	(44,248)	103,650	(17,937)
Total realized gains (losses) on investments	573,182	1,339,132	58,794	164,459
Change in net unrealized appreciation (depreciation)
of investments	(1,409,939)	(3,147,549)	(583,187)	(636,401)
Net gains (losses) on investments	(852,882)	(1,852,665)	(420,743)	(489,879)
Net increase (decrease) in net assets resulting from operations	(852,882)	(1,852,665)	(420,743)	(489,879)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	689,408	231,201	231,746	87,776
Administration charges	—	(30)	(2,418)	(563)
Contingent sales charges	(1,024)	(569)	(49)	(151)
Contract terminations	(424,075)	(230,026)	(6,888)	(61,112)
Death benefit payments	(39,968)	(1,665)	—	(2,169)
Flexible withdrawal option payments	(54,350)	(22,831)	(8,596)	(17,189)
Transfers to other contracts	(1,173,207)	(174,421)	(308,571)	(17,196)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,003,216)	(198,341)	(94,776)	(10,604)
Total increase (decrease)	(1,856,098)	(2,051,006)	(515,519)	(500,483)
Net assets as of December 31, 2022	3,625,186	2,704,104	825,952	1,179,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,979)	(37,156)	(6,750)	(15,541)
Total realized gains (losses) on investments	175,015	(564,983)	(83,929)	(31,196)
Change in net unrealized appreciation (depreciation)
of investments	290,183	1,013,365	294,255	251,139
Net gains (losses) on investments	452,219	411,226	203,576	204,402
Net increase (decrease) in net assets resulting from operations	452,219	411,226	203,576	204,402
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	169,644	101,140	21,721	39,424
Administration charges	—	—	(2,271)	(696)
Contingent sales charges	(1,861)	(981)	(1,663)	(464)
Contract terminations	(900,231)	(473,115)	(158,078)	(223,934)
Death benefit payments	—	(29,361)	(13,777)	(20,434)
Flexible withdrawal option payments	(44,089)	(18,641)	(7,932)	(12,372)
Transfers to other contracts	(180,557)	(32,378)	(31,007)	(39,722)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(957,094)	(453,336)	(193,007)	(258,198)
Total increase (decrease)	(504,875)	(42,110)	10,569	(53,796)
Net assets as of December 31, 2023	$3,120,311	$2,661,994	$836,521	$1,125,593
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra Fund - Class I
Net assets as of January 1, 2022	$11,249,533	$34,357,712	$8,348,475	$4,765,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53,753	1,089,325	52,356	(45,580)
Total realized gains (losses) on investments	2,173,634	305,388	1,193,058	505,918
Change in net unrealized appreciation (depreciation)
of investments	(3,744,166)	(6,056,507)	(1,502,799)	(1,988,145)
Net gains (losses) on investments	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Net increase (decrease) in net assets resulting from operations	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	174,516	4,573,800	1,043,884	189,929
Administration charges	(315)	(91,779)	(228)	(376)
Contingent sales charges	(159)	(5,746)	(1,305)	(129)
Contract terminations	(423,145)	(1,797,792)	(535,101)	(274,635)
Death benefit payments	(133,713)	(384,259)	(2,825)	(11,779)
Flexible withdrawal option payments	(124,521)	(1,103,272)	(74,068)	(27,973)
Transfers to other contracts	(708,120)	(4,578,660)	(1,325,960)	(272,910)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,215,457)	(3,387,708)	(895,603)	(397,873)
Total increase (decrease)	(2,732,236)	(8,049,502)	(1,152,988)	(1,925,680)
Net assets as of December 31, 2022	8,517,297	26,308,210	7,195,487	2,840,038

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,057	510,301	48,202	(41,934)
Total realized gains (losses) on investments	(263,901)	(494,038)	543,888	345,162
Change in net unrealized appreciation (depreciation)
of investments	821,222	496,552	(348,238)	818,445
Net gains (losses) on investments	587,378	512,815	243,852	1,121,673
Net increase (decrease) in net assets resulting from operations	587,378	512,815	243,852	1,121,673
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	326,808	3,069,325	413,939	309,352
Administration charges	(337)	(113,660)	(193)	(449)
Contingent sales charges	(564)	(5,522)	(2,764)	(361)
Contract terminations	(485,624)	(1,805,729)	(1,358,673)	(432,147)
Death benefit payments	(68,763)	(352,710)	(29,890)	(47,201)
Flexible withdrawal option payments	(121,340)	(997,430)	(54,701)	(20,893)
Transfers to other contracts	(340,921)	(1,814,070)	(750,241)	(201,013)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(690,741)	(2,019,796)	(1,782,523)	(392,712)
Total increase (decrease)	(103,363)	(1,506,981)	(1,538,671)	728,961
Net assets as of December 31, 2023	$8,413,934	$24,801,229	$5,656,816	$3,568,999
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Century VP Ultra Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares
Net assets as of January 1, 2022	$26,603,287	$15,466,974	$1,535,313	$2,535,657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283,715)	107,779	66,353	9,632
Total realized gains (losses) on investments	2,973,922	2,546,539	(33,043)	254,894
Change in net unrealized appreciation (depreciation)
of investments	(11,303,096)	(2,804,634)	(181,883)	(630,234)
Net gains (losses) on investments	(8,612,889)	(150,316)	(148,573)	(365,708)
Net increase (decrease) in net assets resulting from operations	(8,612,889)	(150,316)	(148,573)	(365,708)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,075,179	1,868,160	41,680	331,892
Administration charges	(53,617)	(6,343)	—	(366)
Contingent sales charges	(3,686)	(1,554)	(25)	(401)
Contract terminations	(1,490,504)	(867,095)	(54,317)	(162,277)
Death benefit payments	(263,562)	(133,711)	(8,938)	(11,390)
Flexible withdrawal option payments	(764,422)	(162,385)	(8,303)	(26,728)
Transfers to other contracts	(1,566,995)	(1,481,692)	(412,044)	(170,488)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,067,607)	(784,620)	(441,947)	(39,758)
Total increase (decrease)	(9,680,496)	(934,936)	(590,520)	(405,466)
Net assets as of December 31, 2022	16,922,791	14,532,038	944,793	2,130,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(251,693)	157,283	53,808	17,145
Total realized gains (losses) on investments	2,679,429	1,860,267	(19,057)	83,882
Change in net unrealized appreciation (depreciation)
of investments	3,888,248	(927,299)	64,789	163,928
Net gains (losses) on investments	6,315,984	1,090,251	99,540	264,955
Net increase (decrease) in net assets resulting from operations	6,315,984	1,090,251	99,540	264,955
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,326,344	1,577,234	163,174	145,873
Administration charges	(66,869)	(9,127)	—	(442)
Contingent sales charges	(5,462)	(2,002)	(19)	(101)
Contract terminations	(2,633,659)	(1,168,700)	(22,464)	(71,002)
Death benefit payments	(239,871)	(90,155)	—	—
Flexible withdrawal option payments	(702,398)	(133,435)	(8,739)	(17,035)
Transfers to other contracts	(3,115,990)	(582,739)	(195,866)	(105,509)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,437,905)	(408,924)	(63,914)	(48,216)
Total increase (decrease)	878,079	681,327	35,626	216,739
Net assets as of December 31, 2023	$17,800,870	$15,213,365	$980,419	$2,346,930
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares
Net assets as of January 1, 2022	$18,082,000	$1,801,581	$3,932,478	$6,678,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174,870	(18,349)	(25,997)	86,101
Total realized gains (losses) on investments	1,973,215	432,464	924,580	231,812
Change in net unrealized appreciation (depreciation)
of investments	(4,906,457)	(946,718)	(2,174,573)	(1,280,280)
Net gains (losses) on investments	(2,758,372)	(532,603)	(1,275,990)	(962,367)
Net increase (decrease) in net assets resulting from operations	(2,758,372)	(532,603)	(1,275,990)	(962,367)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,635,258	103,595	1,276,091	1,599,944
Administration charges	(27,929)	—	(7,172)	(6,421)
Contingent sales charges	(4,200)	(49)	(721)	(3,904)
Contract terminations	(557,081)	(20,799)	(94,999)	(219,642)
Death benefit payments	(8,911)	(980)	—	—
Flexible withdrawal option payments	(175,283)	(13,720)	(39,507)	(49,463)
Transfers to other contracts	(955,857)	(163,316)	(679,585)	(361,518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,905,997	(95,269)	454,107	958,996
Total increase (decrease)	147,625	(627,872)	(821,883)	(3,371)
Net assets as of December 31, 2022	18,229,625	1,173,709	3,110,595	6,674,655

Increase (decrease) in net assets
Operations:
Net investment income (loss)	254,669	(13,919)	(25,046)	75,056
Total realized gains (losses) on investments	678,567	(101,982)	(382,852)	793,668
Change in net unrealized appreciation (depreciation)
of investments	1,500,910	277,769	859,435	(202,977)
Net gains (losses) on investments	2,434,146	161,868	451,537	665,747
Net increase (decrease) in net assets resulting from operations	2,434,146	161,868	451,537	665,747
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,281,669	94,635	411,235	855,461
Administration charges	(36,956)	—	(8,993)	(9,444)
Contingent sales charges	(8,366)	(295)	(3,444)	(2,524)
Contract terminations	(968,937)	(179,901)	(188,505)	(254,079)
Death benefit payments	(130,648)	—	(25,322)	—
Flexible withdrawal option payments	(221,780)	(9,403)	(30,513)	(53,378)
Transfers to other contracts	(717,903)	(32,480)	(276,231)	(46,071)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,197,079	(127,444)	(121,773)	489,965
Total increase (decrease)	3,631,225	34,424	329,764	1,155,712
Net assets as of December 31, 2023	$21,860,850	$1,208,133	$3,440,359	$7,830,367
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - New World Fund - Class 4 Shares
Net assets as of January 1, 2022	$5,944,848	$384,964	$2,086,822	$6,200,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,658	10,930	(1,548)	19,933
Total realized gains (losses) on investments	944,526	(12,522)	143,370	576,701
Change in net unrealized appreciation (depreciation)
of investments	(2,585,041)	(76,574)	(628,736)	(2,062,888)
Net gains (losses) on investments	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Net increase (decrease) in net assets resulting from operations	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,923,454	241,552	151,427	2,118,032
Administration charges	(7,571)	(880)	—	(10,810)
Contingent sales charges	(1,473)	(54)	(185)	(2,863)
Contract terminations	(140,914)	(2,752)	(76,533)	(206,218)
Death benefit payments	—	—	(3,473)	(20,411)
Flexible withdrawal option payments	(33,027)	(4,068)	(17,627)	(30,388)
Transfers to other contracts	(292,639)	(42,873)	(168,041)	(845,493)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,447,830	190,925	(114,432)	1,001,849
Total increase (decrease)	(154,027)	112,759	(601,346)	(464,405)
Net assets as of December 31, 2022	5,790,821	497,723	1,485,476	5,736,468

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,311)	3,878	(247)	28,656
Total realized gains (losses) on investments	1,231,258	(15,326)	13,057	14,965
Change in net unrealized appreciation (depreciation)
of investments	69,807	32,172	189,887	803,509
Net gains (losses) on investments	1,286,754	20,724	202,697	847,130
Net increase (decrease) in net assets resulting from operations	1,286,754	20,724	202,697	847,130
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	591,240	117,667	68,122	1,047,484
Administration charges	(12,779)	(1,169)	—	(15,028)
Contingent sales charges	(4,576)	(132)	(362)	(3,246)
Contract terminations	(523,350)	(78,681)	(246,710)	(365,689)
Death benefit payments	(56,579)	—	—	(26,599)
Flexible withdrawal option payments	(23,531)	(6,307)	(15,197)	(42,034)
Transfers to other contracts	(137,343)	(111,342)	(65,380)	(486,886)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(166,918)	(79,964)	(259,527)	108,002
Total increase (decrease)	1,119,836	(59,240)	(56,830)	955,132
Net assets as of December 31, 2023	$6,910,657	$438,483	$1,428,646	$6,691,600
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	BlackRock Advantage SMID Cap V.I. Fund - Class III
Net assets as of January 1, 2022	$4,239,983	$12,243,883	$6,037,414	$2,453,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,183	107,026	109,349	22,195
Total realized gains (losses) on investments	838,647	2,732,495	(41,239)	(224,512)
Change in net unrealized appreciation (depreciation)
of investments	(1,262,762)	(4,018,637)	(1,243,989)	(232,329)
Net gains (losses) on investments	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Net increase (decrease) in net assets resulting from operations	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	404,573	2,305,530	7,609,790	478,613
Administration charges	(193)	(18,314)	(6,398)	(4,458)
Contingent sales charges	(711)	(3,278)	(1,352)	(560)
Contract terminations	(400,116)	(321,858)	(197,614)	(88,520)
Death benefit payments	(8,319)	(43,858)	(76,045)	—
Flexible withdrawal option payments	(20,327)	(91,344)	(97,593)	(14,127)
Transfers to other contracts	(629,329)	(1,250,414)	(3,817,582)	(152,616)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(654,422)	576,464	3,413,206	218,332
Total increase (decrease)	(1,067,354)	(602,652)	2,237,327	(216,314)
Net assets as of December 31, 2022	3,172,629	11,641,231	8,274,741	2,236,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,993	118,708	143,290	24,318
Total realized gains (losses) on investments	30,635	74,041	(193,454)	(393,883)
Change in net unrealized appreciation (depreciation)
of investments	378,480	1,743,197	1,520,160	725,901
Net gains (losses) on investments	419,108	1,935,946	1,469,996	356,336
Net increase (decrease) in net assets resulting from operations	419,108	1,935,946	1,469,996	356,336
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	712,896	2,536,886	7,580,178	392,249
Administration charges	(138)	(22,970)	(10,530)	(5,158)
Contingent sales charges	(1,383)	(4,105)	(3,266)	(1,949)
Contract terminations	(741,006)	(540,187)	(160,272)	(203,307)
Death benefit payments	(15,406)	(125,791)	(65,069)	—
Flexible withdrawal option payments	(14,528)	(98,596)	(143,633)	(12,916)
Transfers to other contracts	(581,723)	(957,902)	(4,360,199)	(347,519)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(641,288)	787,335	2,837,209	(178,600)
Total increase (decrease)	(222,180)	2,723,281	4,307,205	177,736
Net assets as of December 31, 2023	$2,950,449	$14,364,512	$12,581,946	$2,414,462
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	BlackRock Global Allocation V.I. Fund - Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares
Net assets as of January 1, 2022	$4,163,321	$6,984,897	$973,646	$11,866,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34,235)	(63,186)	(3,797)	(104,821)
Total realized gains (losses) on investments	(1,474)	(750,172)	199,334	737,149
Change in net unrealized appreciation (depreciation)
of investments	(678,407)	(1,988,689)	(343,495)	(5,970,168)
Net gains (losses) on investments	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Net increase (decrease) in net assets resulting from operations	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	428,968	5,917,565	127,485	987,854
Administration charges	(4,560)	(12,145)	(1,401)	(360)
Contingent sales charges	(1,296)	(1,412)	(182)	(1,463)
Contract terminations	(145,187)	(240,419)	(19,094)	(591,406)
Death benefit payments	(2,623)	(113,815)	—	(29,196)
Flexible withdrawal option payments	(40,009)	(94,248)	(14,684)	(66,329)
Transfers to other contracts	(156,648)	(1,931,316)	(26,431)	(1,335,862)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	78,645	3,524,210	65,693	(1,036,762)
Total increase (decrease)	(635,471)	722,163	(82,265)	(6,374,602)
Net assets as of December 31, 2022	3,527,850	7,707,060	891,381	5,491,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58,229	(92,328)	(3,566)	(95,779)
Total realized gains (losses) on investments	(56,233)	(267,185)	18,187	(181,434)
Change in net unrealized appreciation (depreciation)
of investments	386,748	3,826,999	150,699	3,268,913
Net gains (losses) on investments	388,744	3,467,486	165,320	2,991,700
Net increase (decrease) in net assets resulting from operations	388,744	3,467,486	165,320	2,991,700
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	147,086	4,790,519	275,537	1,024,993
Administration charges	(5,663)	(15,944)	(2,112)	(464)
Contingent sales charges	(973)	(12,049)	(178)	(2,700)
Contract terminations	(174,836)	(814,862)	(56,900)	(1,302,149)
Death benefit payments	(64,148)	(28,244)	—	(43,276)
Flexible withdrawal option payments	(44,521)	(113,719)	(14,224)	(56,642)
Transfers to other contracts	(70,455)	(690,605)	(31,530)	(679,766)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(213,510)	3,115,096	170,593	(1,060,004)
Total increase (decrease)	175,234	6,582,582	335,913	1,931,696
Net assets as of December 31, 2023	$3,703,084	$14,289,642	$1,227,294	$7,423,623
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100 Index Portfolio - Class F	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Net assets as of January 1, 2022	$3,162,999	$5,038,981	$—	$6,437,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90,765	95,226	(392)	2,796
Total realized gains (losses) on investments	(338)	(75,116)	8,191	593,415
Change in net unrealized appreciation (depreciation)
of investments	(596,247)	(683,721)	(31,836)	(2,046,557)
Net gains (losses) on investments	(505,820)	(663,611)	(24,037)	(1,450,346)
Net increase (decrease) in net assets resulting from operations	(505,820)	(663,611)	(24,037)	(1,450,346)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	910,541	1,122,171	413,337	1,167,726
Administration charges	(5,868)	(7,558)	(55)	(9,560)
Contingent sales charges	(467)	(4,819)	(133)	(1,116)
Contract terminations	(36,821)	(228,231)	(26,863)	(96,823)
Death benefit payments	(17,295)	(59,115)	—	(50,248)
Flexible withdrawal option payments	(48,015)	(49,384)	—	(63,173)
Transfers to other contracts	(156,935)	(448,829)	(14,723)	(261,756)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	645,140	324,235	371,563	685,050
Total increase (decrease)	139,320	(339,376)	347,526	(765,296)
Net assets as of December 31, 2022	3,302,319	4,699,605	347,526	5,672,577

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95,168	110,924	(9,079)	7,721
Total realized gains (losses) on investments	22,823	(174,056)	63,995	(60,794)
Change in net unrealized appreciation (depreciation)
of investments	488,916	293,820	486,370	967,363
Net gains (losses) on investments	606,907	230,688	541,286	914,290
Net increase (decrease) in net assets resulting from operations	606,907	230,688	541,286	914,290
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,181,591	1,313,807	2,877,366	1,121,926
Administration charges	(8,504)	(10,556)	(1,032)	(12,200)
Contingent sales charges	(2,879)	(3,267)	(4,097)	(4,715)
Contract terminations	(183,342)	(183,136)	(245,477)	(326,347)
Death benefit payments	—	(5,448)	—	(43,261)
Flexible withdrawal option payments	(44,634)	(44,874)	(11,306)	(65,303)
Transfers to other contracts	(250,253)	(616,573)	(480,609)	(228,406)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	691,979	449,953	2,134,845	441,694
Total increase (decrease)	1,298,886	680,641	2,676,131	1,355,984
Net assets as of December 31, 2023	$4,601,205	$5,380,246	$3,023,657	$7,028,561
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	Columbia VP - Limited Duration Credit Fund - Class 2	Columbia VP - Small Cap Value Fund - Class 2
Net assets as of January 1, 2022	$8,698,121	$5,877,911	$5,303,971	$3,001,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,417	(36,347)	(18,916)	(9,812)
Total realized gains (losses) on investments	892,091	18,313	(120,773)	1,124,237
Change in net unrealized appreciation (depreciation)
of investments	(2,152,517)	(1,790,148)	(252,581)	(1,437,576)
Net gains (losses) on investments	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Net increase (decrease) in net assets resulting from operations	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,048,634	1,143,859	1,775,129	771,878
Administration charges	(12,150)	(9,806)	(8,330)	(3,620)
Contingent sales charges	(1,287)	(1,763)	(2,282)	(1,425)
Contract terminations	(118,083)	(221,306)	(730,956)	(72,261)
Death benefit payments	(126,270)	(94,509)	(18,274)	—
Flexible withdrawal option payments	(78,010)	(44,237)	(108,480)	(21,437)
Transfers to other contracts	(562,406)	(554,891)	(807,085)	(298,953)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	150,428	217,347	99,722	374,182
Total increase (decrease)	(1,100,581)	(1,590,835)	(292,548)	51,031
Net assets as of December 31, 2022	7,597,540	4,287,076	5,011,423	3,052,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,340	(33,987)	110,659	(12,645)
Total realized gains (losses) on investments	389,182	(124,396)	(73,731)	167,667
Change in net unrealized appreciation (depreciation)
of investments	776,369	461,893	257,846	543,828
Net gains (losses) on investments	1,204,891	303,510	294,774	698,850
Net increase (decrease) in net assets resulting from operations	1,204,891	303,510	294,774	698,850
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,656,037	424,534	1,166,835	770,444
Administration charges	(16,475)	(11,762)	(11,327)	(4,710)
Contingent sales charges	(5,462)	(2,386)	(2,704)	(1,530)
Contract terminations	(554,242)	(251,493)	(352,930)	(123,123)
Death benefit payments	(7,997)	(47,508)	(7,058)	(15,475)
Flexible withdrawal option payments	(85,603)	(41,036)	(109,271)	(20,855)
Transfers to other contracts	(189,212)	(132,780)	(559,548)	(110,132)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	797,046	(62,431)	123,997	494,619
Total increase (decrease)	2,001,937	241,079	418,771	1,193,469
Net assets as of December 31, 2023	$9,599,477	$4,528,155	$5,430,194	$4,245,568
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2
Net assets as of January 1, 2022	$110,485,363	$2,931,741	$23,297,357	$963,138,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,542,485	(20,821)	238,235	5,481,821
Total realized gains (losses) on investments	(597,443)	172,548	1,678,548	89,147,085
Change in net unrealized appreciation (depreciation)
of investments	(17,071,743)	(524,716)	(5,519,528)	(246,797,812)
Net gains (losses) on investments	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Net increase (decrease) in net assets resulting from operations	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,745,137	147,765	302,235	24,183,544
Administration charges	(106,767)	—	(4,660)	(6,906,458)
Contingent sales charges	(12,517)	(215)	(487)	(149,711)
Contract terminations	(7,451,308)	(115,036)	(1,741,818)	(54,837,642)
Death benefit payments	(1,192,812)	(29,310)	(346,282)	(8,596,714)
Flexible withdrawal option payments	(2,467,135)	(22,164)	(327,294)	(24,981,808)
Transfers to other contracts	(6,602,762)	(488,732)	(204,356)	(23,725,117)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,088,164)	(507,692)	(2,322,662)	(95,013,906)
Total increase (decrease)	(30,214,865)	(880,681)	(5,925,407)	(247,182,812)
Net assets as of December 31, 2022	80,270,498	2,051,060	17,371,950	715,955,662

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,207,444	(13,841)	141,550	2,166,022
Total realized gains (losses) on investments	(2,182,429)	82,205	740,276	49,395,740
Change in net unrealized appreciation (depreciation)
of investments	3,917,678	54,841	1,210,677	29,881,367
Net gains (losses) on investments	2,942,693	123,205	2,092,503	81,443,129
Net increase (decrease) in net assets resulting from operations	2,942,693	123,205	2,092,503	81,443,129
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,929,174	93,803	928,643	26,173,006
Administration charges	(125,885)	—	(4,389)	(8,683,048)
Contingent sales charges	(11,922)	(775)	(1,472)	(137,997)
Contract terminations	(7,875,375)	(398,876)	(2,310,131)	(62,508,438)
Death benefit payments	(1,041,463)	(14,931)	(97,952)	(4,737,854)
Flexible withdrawal option payments	(2,064,865)	(10,530)	(282,340)	(24,516,511)
Transfers to other contracts	(3,254,039)	(126,265)	(237,766)	(21,712,845)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,444,375)	(457,574)	(2,005,407)	(96,123,687)
Total increase (decrease)	(4,501,682)	(334,369)	87,096	(14,680,558)
Net assets as of December 31, 2023	$75,768,816	$1,716,691	$17,459,046	$701,275,104
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2
Net assets as of January 1, 2022	$184,037,476	$229,832,565	$3,973,660,862	$388,997,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,958,351	556,727	21,701,861	4,740,722
Total realized gains (losses) on investments	13,888,120	13,781,031	377,701,192	32,752,908
Change in net unrealized appreciation (depreciation)
of investments	(44,496,813)	(49,314,138)	(1,057,861,428)	(99,571,600)
Net gains (losses) on investments	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Net increase (decrease) in net assets resulting from operations	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,131,638	28,620,787	103,125,088	18,164,935
Administration charges	(1,399,675)	(2,348,204)	(29,714,255)	(2,881,009)
Contingent sales charges	(28,509)	(97,146)	(446,338)	(75,271)
Contract terminations	(9,014,970)	(4,106,754)	(165,871,607)	(24,716,621)
Death benefit payments	(1,030,335)	(1,054,734)	(18,722,444)	(2,078,117)
Flexible withdrawal option payments	(4,854,408)	(2,816,172)	(85,929,797)	(7,338,969)
Transfers to other contracts	(7,799,877)	(5,922,967)	(72,438,378)	(15,070,389)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,996,136)	12,274,810	(269,997,731)	(33,995,441)
Total increase (decrease)	(42,646,478)	(22,701,570)	(928,456,106)	(96,073,411)
Net assets as of December 31, 2022	141,390,998	207,130,995	3,045,204,756	292,923,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	218,799	(166,822)	6,281,708	19,047
Total realized gains (losses) on investments	7,606,779	2,104,225	278,836,495	21,647,246
Change in net unrealized appreciation (depreciation)
of investments	7,038,705	22,574,135	141,542,226	16,594,187
Net gains (losses) on investments	14,864,283	24,511,538	426,660,429	38,260,480
Net increase (decrease) in net assets resulting from operations	14,864,283	24,511,538	426,660,429	38,260,480
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,820,828	27,241,302	90,811,276	21,047,701
Administration charges	(1,750,790)	(3,484,579)	(38,210,608)	(3,656,376)
Contingent sales charges	(40,877)	(120,850)	(630,455)	(95,822)
Contract terminations	(16,585,835)	(4,842,195)	(281,168,418)	(32,336,233)
Death benefit payments	(1,413,291)	(1,437,359)	(17,064,487)	(1,600,033)
Flexible withdrawal option payments	(4,507,050)	(3,356,967)	(88,983,481)	(7,472,492)
Transfers to other contracts	(8,702,829)	(4,254,192)	(58,792,879)	(13,582,203)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(22,179,844)	9,745,160	(394,039,052)	(37,695,458)
Total increase (decrease)	(7,315,561)	34,256,698	32,621,377	565,022
Net assets as of December 31, 2023	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Diversified Growth Volatility Control Account - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B
Net assets as of January 1, 2022	$1,277,224,858	$326,041,854	$102,535,128	$108,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,733,082	1,886,229	1,063,388	13,157
Total realized gains (losses) on investments	84,829,458	18,063,308	9,693,651	943
Change in net unrealized appreciation (depreciation)
of investments	(283,739,660)	(69,551,986)	(32,023,894)	(34,340)
Net gains (losses) on investments	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Net increase (decrease) in net assets resulting from operations	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	168,488,326	40,481,496	4,177,401	142,846
Administration charges	(13,111,105)	(2,647,513)	(36,505)	(141)
Contingent sales charges	(418,564)	(74,958)	(7,701)	—
Contract terminations	(17,694,422)	(21,307,844)	(5,580,534)	—
Death benefit payments	(1,521,034)	(1,888,793)	(779,955)	—
Flexible withdrawal option payments	(11,978,442)	(6,958,143)	(1,144,083)	(1,702)
Transfers to other contracts	(7,618,531)	(29,641,040)	(2,525,830)	(7,676)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	116,146,228	(22,036,795)	(5,897,207)	133,327
Total increase (decrease)	(80,030,892)	(71,639,244)	(27,164,062)	113,087
Net assets as of December 31, 2022	1,197,193,966	254,402,610	75,371,066	221,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,146,516)	849,032	(27,860)	13,179
Total realized gains (losses) on investments	24,647,795	7,447,484	2,347,510	518
Change in net unrealized appreciation (depreciation)
of investments	147,523,322	14,489,138	8,864,403	(3,027)
Net gains (losses) on investments	170,024,601	22,785,654	11,184,053	10,670
Net increase (decrease) in net assets resulting from operations	170,024,601	22,785,654	11,184,053	10,670
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	151,670,052	23,198,074	1,874,673	24,742
Administration charges	(19,969,191)	(3,495,092)	(44,706)	(205)
Contingent sales charges	(703,267)	(101,275)	(11,221)	(11)
Contract terminations	(28,178,262)	(24,358,295)	(8,046,924)	(30,747)
Death benefit payments	(2,266,013)	(1,110,673)	(582,039)	—
Flexible withdrawal option payments	(15,523,865)	(7,445,955)	(929,287)	(1,417)
Transfers to other contracts	(12,041,735)	(16,948,493)	(3,527,232)	(424)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	72,987,719	(30,261,709)	(11,266,736)	(8,062)
Total increase (decrease)	243,012,320	(7,476,055)	(82,683)	2,608
Net assets as of December 31, 2023	$1,440,206,286	$246,926,555	$75,288,383	$223,959
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB
Net assets as of January 1, 2022	$3,105,756	$1,968,215	$916,483	$261,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,566)	(11,852)	3,397	(434)
Total realized gains (losses) on investments	204,476	10,510	(48,100)	23,128
Change in net unrealized appreciation (depreciation)
of investments	(792,316)	(339,878)	(181,394)	(72,686)
Net gains (losses) on investments	(593,406)	(341,220)	(226,097)	(49,992)
Net increase (decrease) in net assets resulting from operations	(593,406)	(341,220)	(226,097)	(49,992)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	131,254	290,405	253,701	348,780
Administration charges	(3,597)	(1,369)	(1,199)	(498)
Contingent sales charges	(432)	(330)	(394)	(18)
Contract terminations	(72,263)	(64,231)	(20,409)	(866)
Death benefit payments	(33,718)	—	—	—
Flexible withdrawal option payments	(36,042)	(23,715)	(8,891)	(475)
Transfers to other contracts	(170,579)	(315,542)	(37,415)	(114,957)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(185,377)	(114,782)	185,393	231,966
Total increase (decrease)	(778,783)	(456,002)	(40,704)	181,974
Net assets as of December 31, 2022	2,326,973	1,512,213	875,779	443,573

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,108)	(4,194)	17,273	(1,085)
Total realized gains (losses) on investments	193,741	68,661	(51,382)	38,887
Change in net unrealized appreciation (depreciation)
of investments	353,923	110,184	150,453	58,607
Net gains (losses) on investments	546,556	174,651	116,344	96,409
Net increase (decrease) in net assets resulting from operations	546,556	174,651	116,344	96,409
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	113,339	171,885	153,486	286,764
Administration charges	(4,308)	(1,944)	(1,545)	(694)
Contingent sales charges	(391)	(2,016)	(96)	(36)
Contract terminations	(167,580)	(304,934)	(4,214)	(11,121)
Death benefit payments	(50,189)	—	(12,104)	—
Flexible withdrawal option payments	(30,779)	(20,448)	(13,754)	(239)
Transfers to other contracts	(57,799)	(87,295)	(48,571)	(154,881)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(197,707)	(244,752)	73,202	119,793
Total increase (decrease)	348,849	(70,101)	189,546	216,202
Net assets as of December 31, 2023	$2,675,822	$1,442,112	$1,065,325	$659,775
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1
Net assets as of January 1, 2022	$1,110,514	$417,284	$759,637	$221,633,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,028)	2,133	(4,410)	1,009,366
Total realized gains (losses) on investments	(282,778)	9,804	12,054	27,166,399
Change in net unrealized appreciation (depreciation)
of investments	(17,534)	(100,313)	(190,402)	(53,268,638)
Net gains (losses) on investments	(307,340)	(88,376)	(182,758)	(25,092,873)
Net increase (decrease) in net assets resulting from operations	(307,340)	(88,376)	(182,758)	(25,092,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	26,167	305,269	249,734	5,319,986
Administration charges	(1,055)	(876)	(556)	(235,376)
Contingent sales charges	(40)	(1,140)	—	(20,260)
Contract terminations	(3,424)	(54,002)	—	(12,850,243)
Death benefit payments	—	(2,438)	—	(2,649,838)
Flexible withdrawal option payments	(6,161)	(1,581)	(18,063)	(4,338,449)
Transfers to other contracts	(304,063)	(19,369)	(123,317)	(11,131,368)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(288,576)	225,863	107,798	(25,905,548)
Total increase (decrease)	(595,916)	137,487	(74,960)	(50,998,421)
Net assets as of December 31, 2022	514,598	554,771	684,677	170,634,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,524)	3,156	(2,129)	1,210,447
Total realized gains (losses) on investments	(33,913)	14,320	23,438	10,751,946
Change in net unrealized appreciation (depreciation)
of investments	67,956	67,399	176,715	2,683,641
Net gains (losses) on investments	30,519	84,875	198,024	14,646,034
Net increase (decrease) in net assets resulting from operations	30,519	84,875	198,024	14,646,034
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	61,664	76,035	695,566	5,607,710
Administration charges	(592)	(1,007)	(994)	(281,713)
Contingent sales charges	(37)	(279)	(39)	(24,904)
Contract terminations	(6,256)	(38,320)	(20,439)	(17,532,741)
Death benefit payments	—	—	—	(1,863,967)
Flexible withdrawal option payments	(3,817)	(1,941)	(17,974)	(3,696,452)
Transfers to other contracts	(52,643)	(47,850)	(351,405)	(7,213,923)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,681)	(13,362)	304,715	(25,005,990)
Total increase (decrease)	28,838	71,513	502,739	(10,359,956)
Net assets as of December 31, 2023	$543,436	$626,284	$1,187,416	$160,275,000
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Equity Income Account - Class 2	Fidelity VIP Contrafund® Portfolio - Service Class	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Energy Portfolio - Service Class 2
Net assets as of January 1, 2022	$13,075,836	$44,412,650	$70,396,734	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135,893	(306,770)	(535,805)	20,666
Total realized gains (losses) on investments	1,762,991	2,465,896	4,193,348	(396)
Change in net unrealized appreciation (depreciation)
of investments	(3,533,577)	(14,049,767)	(22,756,459)	108,412
Net gains (losses) on investments	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Net increase (decrease) in net assets resulting from operations	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,460,944	567,834	5,911,245	1,838,304
Administration charges	(21,538)	(3,610)	(65,242)	(153)
Contingent sales charges	(2,397)	(973)	(12,094)	(29)
Contract terminations	(461,030)	(2,078,371)	(3,617,914)	(1,604)
Death benefit payments	(56,266)	(410,422)	(539,312)	—
Flexible withdrawal option payments	(90,564)	(406,579)	(758,069)	(3,316)
Transfers to other contracts	(1,455,588)	(1,150,055)	(3,471,032)	(307,459)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,373,561	(3,482,176)	(2,552,418)	1,525,743
Total increase (decrease)	738,868	(15,372,817)	(21,651,334)	1,654,425
Net assets as of December 31, 2022	13,814,704	29,039,833	48,745,400	1,654,425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	172,621	(282,993)	(493,102)	21,362
Total realized gains (losses) on investments	718,900	2,397,518	5,172,223	58,543
Change in net unrealized appreciation (depreciation)
of investments	547,184	6,289,131	9,803,599	(136,918)
Net gains (losses) on investments	1,438,705	8,403,656	14,482,720	(57,013)
Net increase (decrease) in net assets resulting from operations	1,438,705	8,403,656	14,482,720	(57,013)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,531,265	370,973	6,757,943	1,789,400
Administration charges	(28,018)	(4,197)	(83,596)	(2,033)
Contingent sales charges	(4,266)	(3,383)	(27,600)	(332)
Contract terminations	(587,554)	(4,051,218)	(6,874,023)	(87,823)
Death benefit payments	(60,875)	(207,395)	(412,483)	—
Flexible withdrawal option payments	(87,684)	(339,163)	(680,757)	(9,997)
Transfers to other contracts	(987,975)	(1,344,532)	(4,693,902)	(1,486,766)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	774,893	(5,578,915)	(6,014,418)	202,449
Total increase (decrease)	2,213,598	2,824,741	8,468,302	145,436
Net assets as of December 31, 2023	$16,028,302	$31,864,574	$57,213,702	$1,799,861
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Freedom 2020 Portfolio - Service Class 2	Fidelity VIP Freedom 2030 Portfolio - Service Class 2	Fidelity VIP Freedom 2040 Portfolio - Service Class 2
Net assets as of January 1, 2022	$30,400,329	$2,554,911	$3,145,209	$2,641,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72,624	24,108	27,387	15,787
Total realized gains (losses) on investments	1,449,196	136,853	130,871	192,951
Change in net unrealized appreciation (depreciation)
of investments	(3,464,839)	(609,854)	(779,824)	(723,307)
Net gains (losses) on investments	(1,943,019)	(448,893)	(621,566)	(514,569)
Net increase (decrease) in net assets resulting from operations	(1,943,019)	(448,893)	(621,566)	(514,569)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	880,775	373,295	785,023	424,966
Administration charges	(3,356)	(5,779)	(5,985)	(5,185)
Contingent sales charges	(3,094)	(138)	(251)	(153)
Contract terminations	(1,906,422)	(6,540)	(11,911)	(7,253)
Death benefit payments	(620,909)	—	—	—
Flexible withdrawal option payments	(313,529)	(25,678)	(61,757)	(12,787)
Transfers to other contracts	(2,637,619)	(484,259)	(496,670)	(287,879)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,604,154)	(149,099)	208,449	111,709
Total increase (decrease)	(6,547,173)	(597,992)	(413,117)	(402,860)
Net assets as of December 31, 2022	23,853,156	1,956,919	2,732,092	2,238,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78,843	67,750	48,740	20,660
Total realized gains (losses) on investments	925,278	(41,677)	(59,079)	31,691
Change in net unrealized appreciation (depreciation)
of investments	896,737	312,054	399,172	405,016
Net gains (losses) on investments	1,900,858	338,127	388,833	457,367
Net increase (decrease) in net assets resulting from operations	1,900,858	338,127	388,833	457,367
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	651,495	1,831,921	925,058	779,210
Administration charges	(3,490)	(10,240)	(8,381)	(7,253)
Contingent sales charges	(3,668)	(182)	(2,974)	(877)
Contract terminations	(2,611,688)	(8,026)	(199,539)	(38,670)
Death benefit payments	(288,397)	—	—	—
Flexible withdrawal option payments	(242,192)	(48,972)	(38,910)	(10,062)
Transfers to other contracts	(654,566)	(180,509)	(323,729)	(20,509)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,152,506)	1,583,992	351,525	701,839
Total increase (decrease)	(1,251,648)	1,922,119	740,358	1,159,206
Net assets as of December 31, 2023	$22,601,508	$3,879,038	$3,472,450	$3,398,203
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Freedom 2050 Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth Portfolio - Service Class
Net assets as of January 1, 2022	$1,636,047	$31,672,306	$19,568,998	$20,127,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,333	111,777	156,306	(122,800)
Total realized gains (losses) on investments	5,388	—	—	1,817,225
Change in net unrealized appreciation (depreciation)
of investments	(297,912)	310	—	(6,653,555)
Net gains (losses) on investments	(285,191)	112,087	156,306	(4,959,130)
Net increase (decrease) in net assets resulting from operations	(285,191)	112,087	156,306	(4,959,130)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	208,258	25,205,448	73,956,447	215,589
Administration charges	(2,664)	(16,514)	(124,279)	(3,477)
Contingent sales charges	(262)	(14,248)	(47,319)	(623)
Contract terminations	(12,430)	(8,458,331)	(2,737,704)	(1,331,075)
Death benefit payments	—	(146,310)	(229,275)	(164,740)
Flexible withdrawal option payments	(4,784)	(778,582)	(240,032)	(135,766)
Transfers to other contracts	(598,845)	(6,278,598)	(53,633,415)	(607,811)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(410,727)	9,512,865	16,944,423	(2,027,903)
Total increase (decrease)	(695,918)	9,624,952	17,100,729	(6,987,033)
Net assets as of December 31, 2022	940,129	41,297,258	36,669,727	13,140,254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,514	1,313,140	1,473,106	(183,845)
Total realized gains (losses) on investments	(19,714)	—	—	1,301,604
Change in net unrealized appreciation (depreciation)
of investments	238,944	—	—	3,183,650
Net gains (losses) on investments	226,744	1,313,140	1,473,106	4,301,409
Net increase (decrease) in net assets resulting from operations	226,744	1,313,140	1,473,106	4,301,409
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	558,953	15,853,955	84,552,541	347,543
Administration charges	(3,262)	(19,436)	(243,279)	(3,331)
Contingent sales charges	(803)	(16,754)	(120,358)	(849)
Contract terminations	(35,393)	(9,549,831)	(6,038,845)	(1,016,592)
Death benefit payments	—	(794,332)	(59,946)	(214,708)
Flexible withdrawal option payments	(5,667)	(650,198)	(407,516)	(124,217)
Transfers to other contracts	(121,619)	(11,368,043)	(71,986,024)	(421,763)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	392,209	(6,544,639)	5,696,573	(1,433,917)
Total increase (decrease)	618,953	(5,231,499)	7,169,679	2,867,492
Net assets as of December 31, 2023	$1,559,082	$36,065,759	$43,839,406	$16,007,746
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Growth Portfolio - Service Class 2	Fidelity VIP Health Care Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class	Fidelity VIP Mid Cap Portfolio - Service Class 2
Net assets as of January 1, 2022	$15,813,851	$—	$138,446	$31,247,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129,806)	(1,266)	(641)	(252,391)
Total realized gains (losses) on investments	1,492,246	2,517	8,138	2,114,472
Change in net unrealized appreciation (depreciation)
of investments	(5,282,391)	4,305	(29,175)	(6,826,424)
Net gains (losses) on investments	(3,919,951)	5,556	(21,678)	(4,964,343)
Net increase (decrease) in net assets resulting from operations	(3,919,951)	5,556	(21,678)	(4,964,343)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,065,674	638,803	—	1,727,675
Administration charges	(1,403)	(36)	—	(18,051)
Contingent sales charges	(2,814)	(29)	—	(7,466)
Contract terminations	(1,137,864)	(1,357)	—	(2,294,014)
Death benefit payments	(3,207)	—	—	(96,529)
Flexible withdrawal option payments	(111,967)	(706)	—	(275,741)
Transfers to other contracts	(1,034,849)	(304,488)	—	(1,826,872)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,226,430)	332,187	—	(2,790,998)
Total increase (decrease)	(5,146,381)	337,743	(21,678)	(7,755,341)
Net assets as of December 31, 2022	10,667,470	337,743	116,768	23,491,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(158,421)	(5,055)	(683)	(191,350)
Total realized gains (losses) on investments	1,116,113	(2,216)	(22,312)	831,419
Change in net unrealized appreciation (depreciation)
of investments	2,319,045	30,450	33,645	2,301,847
Net gains (losses) on investments	3,276,737	23,179	10,650	2,941,916
Net increase (decrease) in net assets resulting from operations	3,276,737	23,179	10,650	2,941,916
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	595,836	646,601	113,653	1,811,077
Administration charges	(1,341)	(1,112)	—	(22,997)
Contingent sales charges	(4,909)	(506)	—	(11,782)
Contract terminations	(2,367,228)	(25,915)	—	(2,969,755)
Death benefit payments	(38,834)	—	—	(60,281)
Flexible withdrawal option payments	(85,649)	(4,458)	—	(228,034)
Transfers to other contracts	(383,292)	(66,239)	(108,049)	(908,194)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,285,417)	548,371	5,604	(2,389,966)
Total increase (decrease)	991,320	571,550	16,254	551,950
Net assets as of December 31, 2023	$11,658,790	$909,293	$133,022	$24,043,671
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Overseas Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4
Net assets as of January 1, 2022	$24,906,237	$2,131,672	$3,670,686	$7,326,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90,426)	25,303	172,540	(4,410)
Total realized gains (losses) on investments	444,805	103,040	70,747	955,887
Change in net unrealized appreciation (depreciation)
of investments	(6,651,345)	(709,909)	(509,020)	(1,787,570)
Net gains (losses) on investments	(6,296,966)	(581,566)	(265,733)	(836,093)
Net increase (decrease) in net assets resulting from operations	(6,296,966)	(581,566)	(265,733)	(836,093)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,850,466	309,242	2,244,999	2,090,041
Administration charges	(39,843)	(1,688)	(4,972)	(10,291)
Contingent sales charges	(3,714)	(151)	(2,037)	(1,107)
Contract terminations	(1,290,946)	(46,437)	(96,500)	(210,112)
Death benefit payments	(196,542)	—	(32,620)	(37,108)
Flexible withdrawal option payments	(461,453)	(22,290)	(39,800)	(29,248)
Transfers to other contracts	(863,779)	(146,011)	(815,214)	(1,004,142)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,811)	92,665	1,253,856	798,033
Total increase (decrease)	(6,302,777)	(488,901)	988,123	(38,060)
Net assets as of December 31, 2022	18,603,460	1,642,771	4,658,809	7,288,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(95,642)	28,309	235,764	3,651
Total realized gains (losses) on investments	911,148	(117,339)	303,342	960,412
Change in net unrealized appreciation (depreciation)
of investments	2,341,941	241,429	(99,956)	(111,000)
Net gains (losses) on investments	3,157,447	152,399	439,150	853,063
Net increase (decrease) in net assets resulting from operations	3,157,447	152,399	439,150	853,063
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,170,342	98,906	1,709,200	1,982,819
Administration charges	(50,403)	(1,979)	(6,929)	(14,315)
Contingent sales charges	(8,812)	(2,309)	(1,526)	(13,266)
Contract terminations	(2,480,851)	(247,068)	(104,358)	(814,912)
Death benefit payments	(158,589)	(10,676)	(29,890)	(86,348)
Flexible withdrawal option payments	(425,319)	(18,340)	(64,329)	(31,994)
Transfers to other contracts	(2,123,631)	(27,338)	(138,386)	(643,671)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,077,263)	(208,804)	1,363,782	378,313
Total increase (decrease)	80,184	(56,405)	1,802,932	1,231,376
Net assets as of December 31, 2023	$18,683,644	$1,586,366	$6,461,741	$8,519,699
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2
Net assets as of January 1, 2022	$3,855,571	$2,443,680	$2,781,797	$611,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,276)	39,877	(25,674)	(3,657)
Total realized gains (losses) on investments	376,593	(464,817)	(176,913)	(32,307)
Change in net unrealized appreciation (depreciation)
of investments	(791,538)	47,528	33,437	(40,130)
Net gains (losses) on investments	(429,221)	(377,412)	(169,150)	(76,094)
Net increase (decrease) in net assets resulting from operations	(429,221)	(377,412)	(169,150)	(76,094)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	708,952	3,642,663	294,128	122,376
Administration charges	(30)	(3,240)	(3,774)	—
Contingent sales charges	(730)	(816)	(699)	(1)
Contract terminations	(295,195)	(38,667)	(198,515)	(11,104)
Death benefit payments	(90,678)	(10,031)	(6,419)	(542)
Flexible withdrawal option payments	(22,855)	(5,614)	(23,093)	(6,882)
Transfers to other contracts	(857,955)	(3,320,109)	(321,571)	(129,600)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(558,491)	264,186	(259,943)	(25,753)
Total increase (decrease)	(987,712)	(113,226)	(429,093)	(101,847)
Net assets as of December 31, 2022	2,867,859	2,330,454	2,352,704	509,666

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,421)	53,120	(21,876)	13,517
Total realized gains (losses) on investments	88,218	(36,937)	(170,662)	(8,920)
Change in net unrealized appreciation (depreciation)
of investments	211,609	76,244	257,185	95,040
Net gains (losses) on investments	276,406	92,427	64,647	99,637
Net increase (decrease) in net assets resulting from operations	276,406	92,427	64,647	99,637
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	203,914	1,090,320	566,041	428
Administration charges	(60)	(5,063)	(4,613)	—
Contingent sales charges	(1,129)	(502)	(2,121)	(39)
Contract terminations	(561,354)	(40,036)	(357,946)	(16,396)
Death benefit payments	(14,450)	(13,100)	(25,343)	—
Flexible withdrawal option payments	(17,118)	(4,536)	(26,544)	(5,433)
Transfers to other contracts	(165,544)	(645,910)	(165,957)	(6,424)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(555,741)	381,173	(16,483)	(27,864)
Total increase (decrease)	(279,335)	473,600	48,164	71,773
Net assets as of December 31, 2023	$2,588,524	$2,804,054	$2,400,868	$581,439
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Global Emerging Markets Account - Class 1	Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares
Net assets as of January 1, 2022	$39,901,341	$12,777,267	$2,648,683	$604,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76,771	(80,452)	(11,272)	17,079
Total realized gains (losses) on investments	2,951,792	1,584,201	469,802	834
Change in net unrealized appreciation (depreciation)
of investments	(12,352,787)	(2,922,057)	(750,501)	(64,478)
Net gains (losses) on investments	(9,324,224)	(1,418,308)	(291,971)	(46,565)
Net increase (decrease) in net assets resulting from operations	(9,324,224)	(1,418,308)	(291,971)	(46,565)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,944,579	500,141	805,529	107,366
Administration charges	(7,056)	(501)	(4,360)	(1,036)
Contingent sales charges	(5,932)	(2,357)	(463)	(124)
Contract terminations	(2,860,743)	(965,566)	(33,760)	(5,856)
Death benefit payments	(213,506)	(6,409)	—	—
Flexible withdrawal option payments	(300,818)	(78,999)	(10,411)	(2,068)
Transfers to other contracts	(1,494,533)	(1,028,743)	(311,519)	(21,489)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,938,009)	(1,582,434)	445,016	76,793
Total increase (decrease)	(11,262,233)	(3,000,742)	153,045	30,228
Net assets as of December 31, 2022	28,639,108	9,776,525	2,801,728	634,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	316,620	(41,022)	(3,949)	34,303
Total realized gains (losses) on investments	(719,933)	238,856	37,711	(1,700)
Change in net unrealized appreciation (depreciation)
of investments	3,329,510	642,093	239,156	7,982
Net gains (losses) on investments	2,926,197	839,927	272,918	40,585
Net increase (decrease) in net assets resulting from operations	2,926,197	839,927	272,918	40,585
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,041,990	367,814	374,006	16,563
Administration charges	(8,082)	(525)	(6,001)	(1,408)
Contingent sales charges	(6,834)	(3,192)	(2,901)	(707)
Contract terminations	(3,714,299)	(1,558,193)	(207,165)	(40,362)
Death benefit payments	(157,045)	(41,727)	—	—
Flexible withdrawal option payments	(235,342)	(58,486)	(14,728)	(3,180)
Transfers to other contracts	(1,350,883)	(357,554)	(140,456)	(32,575)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,430,495)	(1,651,863)	2,755	(61,669)
Total increase (decrease)	(1,504,298)	(811,936)	275,673	(21,084)
Net assets as of December 31, 2023	$27,134,810	$8,964,589	$3,077,401	$613,552
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	Government & High Quality Bond Account - Class 1	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Net assets as of January 1, 2022	$6,058,366	$1,224,758	$73,053,777	$180,772

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52,923)	(7,442)	40,093	26,804
Total realized gains (losses) on investments	(13,772)	(9,221)	(2,569,885)	(98,571)
Change in net unrealized appreciation (depreciation)
of investments	(1,133,346)	(229,416)	(6,477,147)	(27,680)
Net gains (losses) on investments	(1,200,041)	(246,079)	(9,006,939)	(99,447)
Net increase (decrease) in net assets resulting from operations	(1,200,041)	(246,079)	(9,006,939)	(99,447)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	237,477	178,123	4,932,256	2,857,399
Administration charges	(30)	(1,728)	(62,731)	(728)
Contingent sales charges	(1,325)	(90)	(9,012)	(72)
Contract terminations	(539,809)	(27,374)	(6,471,795)	(14,381)
Death benefit payments	(3,704)	—	(1,087,528)	—
Flexible withdrawal option payments	(59,775)	(1,845)	(1,733,557)	(30,353)
Transfers to other contracts	(399,669)	(175,850)	(5,293,379)	(1,346,312)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(766,835)	(28,764)	(9,725,746)	1,465,553
Total increase (decrease)	(1,966,876)	(274,843)	(18,732,685)	1,366,106
Net assets as of December 31, 2022	4,091,490	949,915	54,321,092	1,546,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,747)	185	503,880	9,882
Total realized gains (losses) on investments	(220,581)	(21,450)	(2,589,151)	(18,518)
Change in net unrealized appreciation (depreciation)
of investments	869,533	203,018	3,617,426	22,327
Net gains (losses) on investments	631,205	181,753	1,532,155	13,691
Net increase (decrease) in net assets resulting from operations	631,205	181,753	1,532,155	13,691
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	131,913	226,477	4,012,964	55,521
Administration charges	—	(2,202)	(70,950)	(549)
Contingent sales charges	(1,270)	(373)	(9,303)	(396)
Contract terminations	(615,372)	(58,356)	(7,154,211)	(98,179)
Death benefit payments	(19,656)	—	(791,640)	—
Flexible withdrawal option payments	(44,545)	(2,259)	(1,455,629)	(9,743)
Transfers to other contracts	(283,201)	(60,793)	(2,605,298)	(1,251,414)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(832,131)	102,494	(8,074,067)	(1,304,760)
Total increase (decrease)	(200,926)	284,247	(6,541,912)	(1,291,069)
Net assets as of December 31, 2023	$3,890,564	$1,234,162	$47,779,180	$255,809
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Guggenheim Investments VIF Long Short Equity Fund	Guggenheim Investments VIF Multi-Hedge Strategies Fund	Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	Invesco V.I. American Franchise Fund - Series I Shares
Net assets as of January 1, 2022	$305,432	$711,487	$3,508,955	$5,220,893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,409)	743	65,909	(51,062)
Total realized gains (losses) on investments	7,928	21,174	(102,789)	1,107,982
Change in net unrealized appreciation (depreciation)
of investments	(51,741)	(61,141)	(41,516)	(2,686,625)
Net gains (losses) on investments	(45,222)	(39,224)	(78,396)	(1,629,705)
Net increase (decrease) in net assets resulting from operations	(45,222)	(39,224)	(78,396)	(1,629,705)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	97,034	246,093	3,198,385	166,559
Administration charges	(615)	(1,093)	(2,281)	(674)
Contingent sales charges	(6)	—	(927)	(109)
Contract terminations	(424)	—	(316,534)	(233,847)
Death benefit payments	—	(1,893)	(58,688)	(40,054)
Flexible withdrawal option payments	(2,720)	(1,304)	(81,844)	(44,859)
Transfers to other contracts	(76,654)	(79,622)	(1,060,411)	(80,252)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	16,615	162,181	1,677,700	(233,236)
Total increase (decrease)	(28,607)	122,957	1,599,304	(1,862,941)
Net assets as of December 31, 2022	276,825	834,444	5,108,259	3,357,952

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,772)	14,678	128,524	(50,663)
Total realized gains (losses) on investments	20,710	(1,267)	(33,671)	51,316
Change in net unrealized appreciation (depreciation)
of investments	14,163	11,709	403,918	1,270,181
Net gains (losses) on investments	33,101	25,120	498,771	1,270,834
Net increase (decrease) in net assets resulting from operations	33,101	25,120	498,771	1,270,834
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	92,626	30,796	2,035,189	296,734
Administration charges	(850)	(1,236)	(4,167)	(664)
Contingent sales charges	(1,676)	(817)	(2,297)	(258)
Contract terminations	(128,125)	(194,084)	(546,047)	(308,872)
Death benefit payments	—	—	(987)	(10,701)
Flexible withdrawal option payments	(1,229)	(940)	(100,001)	(39,544)
Transfers to other contracts	(13,974)	(93,446)	(1,238,497)	(105,223)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(53,228)	(259,727)	143,193	(168,528)
Total increase (decrease)	(20,127)	(234,607)	641,964	1,102,306
Net assets as of December 31, 2023	$256,698	$599,837	$5,750,223	$4,460,258
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares
Net assets as of January 1, 2022	$3,908,584	$927,784	$15,437,434	$1,126,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,392)	70,102	(49,553)	(10,766)
Total realized gains (losses) on investments	543,667	25,858	1,773,066	239,382
Change in net unrealized appreciation (depreciation)
of investments	(691,313)	(263,938)	(4,954,870)	(586,282)
Net gains (losses) on investments	(171,038)	(167,978)	(3,231,357)	(357,666)
Net increase (decrease) in net assets resulting from operations	(171,038)	(167,978)	(3,231,357)	(357,666)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	140,697	391,797	186,152	43,557
Administration charges	(6,881)	(1,260)	(1,285)	(112)
Contingent sales charges	(726)	(282)	(301)	(13)
Contract terminations	(293,617)	(13,337)	(642,478)	(28,319)
Death benefit payments	(127,650)	—	(352,111)	(18,193)
Flexible withdrawal option payments	(52,952)	(30,000)	(174,333)	(14,127)
Transfers to other contracts	(312,150)	(96,746)	(384,708)	(12,161)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(653,279)	250,172	(1,369,064)	(29,368)
Total increase (decrease)	(824,317)	82,194	(4,600,421)	(387,034)
Net assets as of December 31, 2022	3,084,267	1,009,978	10,837,013	739,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22,884)	(8,958)	(65,484)	(9,216)
Total realized gains (losses) on investments	391,362	(64,426)	(64,639)	(50,974)
Change in net unrealized appreciation (depreciation)
of investments	(5,884)	130,904	2,361,748	133,123
Net gains (losses) on investments	362,594	57,520	2,231,625	72,933
Net increase (decrease) in net assets resulting from operations	362,594	57,520	2,231,625	72,933
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	150,499	638,331	156,558	15,194
Administration charges	(7,682)	(1,644)	(1,229)	(116)
Contingent sales charges	(752)	(356)	(916)	(51)
Contract terminations	(362,389)	(50,721)	(1,097,121)	(60,721)
Death benefit payments	(16,596)	(24,917)	(67,185)	—
Flexible withdrawal option payments	(49,924)	(6,450)	(144,816)	(8,479)
Transfers to other contracts	(317,619)	(524,761)	(193,852)	(139,029)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(604,463)	29,482	(1,348,561)	(193,202)
Total increase (decrease)	(241,869)	87,002	883,064	(120,269)
Net assets as of December 31, 2023	$2,842,398	$1,096,980	$11,720,077	$619,141
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares
Net assets as of January 1, 2022	$6,122,558	$3,000,907	$7,332,083	$8,307,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,283	18,250	(78,494)	(59,064)
Total realized gains (losses) on investments	492,271	285,316	738,624	953,892
Change in net unrealized appreciation (depreciation)
of investments	(1,692,045)	(884,045)	(1,711,981)	(2,148,545)
Net gains (losses) on investments	(1,184,491)	(580,479)	(1,051,851)	(1,253,717)
Net increase (decrease) in net assets resulting from operations	(1,184,491)	(580,479)	(1,051,851)	(1,253,717)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	553,062	612,775	418,811	932,489
Administration charges	(7,458)	(4,890)	(703)	(13,618)
Contingent sales charges	(899)	(318)	(219)	(1,588)
Contract terminations	(363,474)	(54,674)	(366,853)	(130,062)
Death benefit payments	(4,223)	(19,335)	(17,332)	(20,996)
Flexible withdrawal option payments	(86,165)	(23,750)	(74,898)	(45,665)
Transfers to other contracts	(333,232)	(140,259)	(532,264)	(1,148,309)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(242,389)	369,549	(573,458)	(427,749)
Total increase (decrease)	(1,426,880)	(210,930)	(1,625,309)	(1,681,466)
Net assets as of December 31, 2022	4,695,678	2,789,977	5,706,774	6,626,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(55,624)	(24,988)	(68,721)	(51,564)
Total realized gains (losses) on investments	(59,491)	(138,848)	(57,117)	(132,443)
Change in net unrealized appreciation (depreciation)
of investments	819,529	642,429	205,588	290,441
Net gains (losses) on investments	704,414	478,593	79,750	106,434
Net increase (decrease) in net assets resulting from operations	704,414	478,593	79,750	106,434
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	195,775	683,108	230,380	313,011
Administration charges	(10,317)	(6,513)	(554)	(16,125)
Contingent sales charges	(1,478)	(3,536)	(638)	(3,683)
Contract terminations	(712,544)	(355,941)	(663,624)	(409,527)
Death benefit payments	(5,247)	(8,222)	(10,622)	(53,504)
Flexible withdrawal option payments	(78,587)	(21,813)	(64,056)	(56,119)
Transfers to other contracts	(316,836)	(199,639)	(220,492)	(393,909)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(929,234)	87,444	(729,606)	(619,856)
Total increase (decrease)	(224,820)	566,037	(649,856)	(513,422)
Net assets as of December 31, 2023	$4,470,858	$3,356,014	$5,056,918	$6,113,070
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares
Net assets as of January 1, 2022	$487,114	$6,720,371	$3,677,031	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,118)	(73,460)	(32,609)	111
Total realized gains (losses) on investments	53,108	987,807	1,014,502	(1,096)
Change in net unrealized appreciation (depreciation)
of investments	(128,609)	(2,341,205)	(2,404,177)	517
Net gains (losses) on investments	(79,619)	(1,426,858)	(1,422,284)	(468)
Net increase (decrease) in net assets resulting from operations	(79,619)	(1,426,858)	(1,422,284)	(468)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,029	504,684	261,691	61,668
Administration charges	(53)	(5,220)	(235)	—
Contingent sales charges	(12)	(675)	(55)	—
Contract terminations	(25,373)	(378,783)	(116,644)	—
Death benefit payments	(2,970)	(98,035)	(10,390)	—
Flexible withdrawal option payments	(699)	(61,527)	(21,589)	(1,829)
Transfers to other contracts	(33,760)	(560,474)	(340,840)	(13,147)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(53,838)	(600,030)	(228,062)	46,692
Total increase (decrease)	(133,457)	(2,026,888)	(1,650,346)	46,224
Net assets as of December 31, 2022	353,657	4,693,483	2,026,685	46,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,183)	(63,143)	(33,371)	(156)
Total realized gains (losses) on investments	(449)	(129,976)	(308,327)	466
Change in net unrealized appreciation (depreciation)
of investments	65,112	819,860	1,268,902	17,149
Net gains (losses) on investments	63,480	626,741	927,204	17,459
Net increase (decrease) in net assets resulting from operations	63,480	626,741	927,204	17,459
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	47,551	309,601	507,947	114,962
Administration charges	(69)	(6,203)	(300)	(13)
Contingent sales charges	(1)	(1,292)	(225)	—
Contract terminations	(1,044)	(786,027)	(269,000)	—
Death benefit payments	—	(16,185)	(19,760)	—
Flexible withdrawal option payments	(2,009)	(57,763)	(26,379)	(1,812)
Transfers to other contracts	(10,622)	(322,472)	(244,263)	(211)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	33,806	(880,341)	(51,980)	112,926
Total increase (decrease)	97,286	(253,600)	875,224	130,385
Net assets as of December 31, 2023	$450,943	$4,439,883	$2,901,909	$176,609
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Janus Henderson Series Balanced Portfolio - Service Shares	Janus Henderson Series Enterprise Portfolio - Service Shares	Janus Henderson Series Flexible Bond Portfolio - Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Net assets as of January 1, 2022	$4,580,994	$10,355,419	$9,275,362	$8,081,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,994	(88,587)	104,046	(44,161)
Total realized gains (losses) on investments	(103,543)	1,647,053	(118,692)	(123,454)
Change in net unrealized appreciation (depreciation)
of investments	(838,129)	(3,310,300)	(1,362,900)	(3,001,313)
Net gains (losses) on investments	(922,678)	(1,751,834)	(1,377,546)	(3,168,928)
Net increase (decrease) in net assets resulting from operations	(922,678)	(1,751,834)	(1,377,546)	(3,168,928)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,601,345	174,608	2,201,004	1,657,358
Administration charges	(7,419)	(1,005)	(12,433)	(11,310)
Contingent sales charges	(567)	(155)	(4,750)	(639)
Contract terminations	(40,283)	(331,297)	(606,264)	(66,112)
Death benefit payments	(89,789)	(25,928)	(25,802)	(85,057)
Flexible withdrawal option payments	(19,863)	(56,515)	(80,938)	(29,469)
Transfers to other contracts	(1,076,969)	(324,245)	(1,145,658)	(1,904,159)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,366,455	(564,537)	325,159	(439,388)
Total increase (decrease)	443,777	(2,316,371)	(1,052,387)	(3,608,316)
Net assets as of December 31, 2022	5,024,771	8,039,048	8,222,975	4,473,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69,411	(98,920)	256,516	(45,294)
Total realized gains (losses) on investments	(71,843)	805,088	(301,394)	(313,514)
Change in net unrealized appreciation (depreciation)
of investments	850,780	529,233	429,870	2,788,311
Net gains (losses) on investments	848,348	1,235,401	384,992	2,429,503
Net increase (decrease) in net assets resulting from operations	848,348	1,235,401	384,992	2,429,503
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,124,436	163,488	2,442,314	1,046,904
Administration charges	(10,684)	(981)	(16,866)	(12,180)
Contingent sales charges	(940)	(554)	(3,239)	(1,311)
Contract terminations	(54,311)	(663,762)	(568,652)	(102,418)
Death benefit payments	—	(92,934)	(25,436)	(6,838)
Flexible withdrawal option payments	(43,912)	(48,992)	(90,520)	(39,480)
Transfers to other contracts	(560,634)	(379,215)	(780,249)	(562,037)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,453,955	(1,022,950)	957,352	322,640
Total increase (decrease)	2,302,303	212,451	1,342,344	2,752,143
Net assets as of December 31, 2023	$7,327,074	$8,251,499	$9,565,319	$7,225,641
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class
Net assets as of January 1, 2022	$210,316,503	$115,615,572	$46,636,053	$10,791,311

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,888,779)	(24,654)	147,474	(47,554)
Total realized gains (losses) on investments	21,594,557	15,977,452	5,073,740	391,149
Change in net unrealized appreciation (depreciation)
of investments	(91,733,925)	(37,610,249)	(14,501,852)	(3,081,933)
Net gains (losses) on investments	(72,028,147)	(21,657,451)	(9,280,638)	(2,738,338)
Net increase (decrease) in net assets resulting from operations	(72,028,147)	(21,657,451)	(9,280,638)	(2,738,338)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,363,200	4,778,399	11,561,017	1,319,300
Administration charges	(55,946)	(26,132)	(71,187)	(8,474)
Contingent sales charges	(11,195)	(12,884)	(12,094)	(1,443)
Contract terminations	(9,600,090)	(7,645,440)	(807,520)	(377,096)
Death benefit payments	(1,179,401)	(908,698)	(229,925)	(3,473)
Flexible withdrawal option payments	(1,698,172)	(1,417,295)	(368,812)	(50,366)
Transfers to other contracts	(6,063,376)	(4,958,512)	(5,383,868)	(1,798,774)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(12,244,980)	(10,190,562)	4,687,611	(920,326)
Total increase (decrease)	(84,273,127)	(31,848,013)	(4,593,027)	(3,658,664)
Net assets as of December 31, 2022	126,043,376	83,767,559	42,043,026	7,132,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,761,615)	105,068	220,823	(39,564)
Total realized gains (losses) on investments	10,616,300	8,988,656	2,517,933	646,803
Change in net unrealized appreciation (depreciation)
of investments	36,985,233	9,656,608	7,636,573	501,901
Net gains (losses) on investments	45,839,918	18,750,332	10,375,329	1,109,140
Net increase (decrease) in net assets resulting from operations	45,839,918	18,750,332	10,375,329	1,109,140
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,772,510	3,456,898	10,014,223	986,050
Administration charges	(60,495)	(30,876)	(91,363)	(10,763)
Contingent sales charges	(19,059)	(17,806)	(55,585)	(2,651)
Contract terminations	(14,157,243)	(11,333,825)	(3,264,687)	(996,345)
Death benefit payments	(1,230,534)	(943,663)	(112,566)	(34,762)
Flexible withdrawal option payments	(1,640,173)	(1,185,266)	(405,650)	(39,571)
Transfers to other contracts	(4,424,800)	(3,438,905)	(6,180,739)	(480,888)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(17,759,794)	(13,493,443)	(96,367)	(578,930)
Total increase (decrease)	28,080,124	5,256,889	10,278,962	530,210
Net assets as of December 31, 2023	$154,123,500	$89,024,448	$52,321,988	$7,662,857
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1
Net assets as of January 1, 2022	$7,906,838	$16,805,569	$4,416,030	$369,568,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56,596)	183,512	(10,560)	(3,129,185)
Total realized gains (losses) on investments	1,691,920	1,337,658	398,644	31,346,388
Change in net unrealized appreciation (depreciation)
of investments	(4,123,470)	(1,690,485)	(734,831)	(115,349,867)
Net gains (losses) on investments	(2,488,146)	(169,315)	(346,747)	(87,132,664)
Net increase (decrease) in net assets resulting from operations	(2,488,146)	(169,315)	(346,747)	(87,132,664)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,068,055	3,942,760	1,086,995	9,076,207
Administration charges	(10,848)	(11,898)	(150)	(126,733)
Contingent sales charges	(822)	(4,194)	(1,045)	(25,777)
Contract terminations	(87,464)	(1,059,576)	(422,638)	(20,539,191)
Death benefit payments	(43,995)	(107,630)	(72,352)	(3,533,564)
Flexible withdrawal option payments	(66,170)	(192,303)	(54,494)	(4,027,643)
Transfers to other contracts	(971,556)	(2,193,085)	(595,029)	(8,439,005)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(112,800)	374,074	(58,713)	(27,615,706)
Total increase (decrease)	(2,600,946)	204,759	(405,460)	(114,748,370)
Net assets as of December 31, 2022	5,305,892	17,010,328	4,010,570	254,820,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50,999)	318,863	(3,519)	(3,350,811)
Total realized gains (losses) on investments	(735,727)	1,297,902	302,506	7,563,672
Change in net unrealized appreciation (depreciation)
of investments	1,462,500	(2,202,972)	(146,656)	53,233,826
Net gains (losses) on investments	675,774	(586,207)	152,331	57,446,687
Net increase (decrease) in net assets resulting from operations	675,774	(586,207)	152,331	57,446,687
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	696,347	1,253,143	270,674	4,283,695
Administration charges	(12,377)	(14,998)	(90)	(147,209)
Contingent sales charges	(3,246)	(6,888)	(2,828)	(34,918)
Contract terminations	(401,258)	(1,913,835)	(1,363,840)	(28,184,786)
Death benefit payments	(62,905)	(114,299)	—	(2,582,482)
Flexible withdrawal option payments	(55,021)	(166,162)	(43,986)	(3,385,712)
Transfers to other contracts	(516,915)	(1,936,255)	(181,880)	(7,492,683)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(355,375)	(2,899,294)	(1,321,950)	(37,544,095)
Total increase (decrease)	320,399	(3,485,501)	(1,169,619)	19,902,592
Net assets as of December 31, 2023	$5,626,291	$13,524,827	$2,840,951	$274,722,654
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares
Net assets as of January 1, 2022	$13,298,615	$4,638,714	$6,992,997	$99,217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(101,215)	(37,087)	(52,946)	(779)
Total realized gains (losses) on investments	1,456,349	748,564	701,728	14,019
Change in net unrealized appreciation (depreciation)
of investments	(4,827,479)	(2,024,564)	(1,928,108)	(36,626)
Net gains (losses) on investments	(3,472,345)	(1,313,087)	(1,279,326)	(23,386)
Net increase (decrease) in net assets resulting from operations	(3,472,345)	(1,313,087)	(1,279,326)	(23,386)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,625,417	346,153	196,770	121,806
Administration charges	(21,998)	(5,570)	(8,272)	(179)
Contingent sales charges	(3,072)	(919)	(1,949)	—
Contract terminations	(145,494)	(320,339)	(787,866)	—
Death benefit payments	(122,642)	(22,103)	(146,155)	—
Flexible withdrawal option payments	(119,206)	(37,695)	(69,340)	(1,577)
Transfers to other contracts	(1,695,211)	(371,126)	(197,471)	(2,325)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,517,794	(411,599)	(1,014,283)	117,725
Total increase (decrease)	1,045,449	(1,724,686)	(2,293,609)	94,339
Net assets as of December 31, 2022	14,344,064	2,914,028	4,699,388	193,556

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127,506)	(32,301)	(50,119)	(2,117)
Total realized gains (losses) on investments	299,546	(150,437)	245,080	7,715
Change in net unrealized appreciation (depreciation)
of investments	3,575,307	632,050	834,670	65,350
Net gains (losses) on investments	3,747,347	449,312	1,029,631	70,948
Net increase (decrease) in net assets resulting from operations	3,747,347	449,312	1,029,631	70,948
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,562,548	211,813	34,509	195,253
Administration charges	(35,677)	(6,110)	(9,367)	(584)
Contingent sales charges	(9,814)	(1,030)	(1,849)	(11)
Contract terminations	(550,777)	(381,034)	(891,762)	(469)
Death benefit payments	(31,655)	—	(15,518)	—
Flexible withdrawal option payments	(129,647)	(33,642)	(64,628)	(1,492)
Transfers to other contracts	(1,605,197)	(204,737)	(317,256)	(7,400)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,199,781	(414,740)	(1,265,871)	185,297
Total increase (decrease)	4,947,128	34,572	(236,240)	256,245
Net assets as of December 31, 2023	$19,291,192	$2,948,600	$4,463,148	$449,801
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT All Asset Portfolio - Advisor Class	PIMCO VIT Commodity RealReturn® Strategy Portfolio - M Class	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Net assets as of January 1, 2022	$2,317,141	$265,218	$422,876	$293,056

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114,635	26,345	171,827	24,773
Total realized gains (losses) on investments	181,882	17,963	27,765	(20,732)
Change in net unrealized appreciation (depreciation)
of investments	(566,047)	(100,609)	(221,930)	(90,814)
Net gains (losses) on investments	(269,530)	(56,301)	(22,338)	(86,773)
Net increase (decrease) in net assets resulting from operations	(269,530)	(56,301)	(22,338)	(86,773)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	98,755	214,329	898,495	627,230
Administration charges	(30)	(1,232)	(892)	(1,402)
Contingent sales charges	(664)	(60)	(20)	(122)
Contract terminations	(268,482)	(2,835)	(951)	(5,768)
Death benefit payments	(97,309)	(11,313)	—	—
Flexible withdrawal option payments	(45,497)	(6,886)	(2,731)	(5,552)
Transfers to other contracts	(100,030)	(82,389)	(443,067)	(71,953)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(413,257)	109,614	450,834	542,433
Total increase (decrease)	(682,787)	53,313	428,496	455,660
Net assets as of December 31, 2022	1,634,354	318,531	851,372	748,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,938	6,482	117,574	37,053
Total realized gains (losses) on investments	(86,009)	(10,099)	(297,717)	(34,488)
Change in net unrealized appreciation (depreciation)
of investments	153,836	26,307	114,999	77,081
Net gains (losses) on investments	89,765	22,690	(65,144)	79,646
Net increase (decrease) in net assets resulting from operations	89,765	22,690	(65,144)	79,646
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	41,359	31,307	82,028	163,521
Administration charges	(30)	(1,457)	(877)	(2,346)
Contingent sales charges	(306)	(31)	(2,321)	(451)
Contract terminations	(147,742)	(15,525)	(109,872)	(19,874)
Death benefit payments	(2,113)	—	—	—
Flexible withdrawal option payments	(28,926)	(7,862)	(2,956)	(8,547)
Transfers to other contracts	(278,321)	(9,304)	(452,820)	(103,111)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(416,079)	(2,872)	(486,818)	29,192
Total increase (decrease)	(326,314)	19,818	(551,962)	108,838
Net assets as of December 31, 2023	$1,308,040	$338,349	$299,410	$857,554
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	PIMCO VIT High Yield Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1
Net assets as of January 1, 2022	$23,370,194	$4,900,906	$30,374,822	$101,111,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	828,233	42,175	412,796	(467,495)
Total realized gains (losses) on investments	(402,175)	(97,269)	(834,374)	14,081,637
Change in net unrealized appreciation (depreciation)
of investments	(3,156,439)	(300,858)	(4,198,372)	(30,821,805)
Net gains (losses) on investments	(2,730,381)	(355,952)	(4,619,950)	(17,207,663)
Net increase (decrease) in net assets resulting from operations	(2,730,381)	(355,952)	(4,619,950)	(17,207,663)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,916,599	3,326,588	5,711,921	2,832,994
Administration charges	(19,928)	(10,888)	(25,473)	(78,638)
Contingent sales charges	(5,197)	(709)	(8,732)	(10,878)
Contract terminations	(1,291,575)	(112,049)	(2,261,411)	(5,437,529)
Death benefit payments	(163,903)	(16,237)	(429,128)	(1,505,919)
Flexible withdrawal option payments	(284,561)	(69,707)	(440,176)	(1,552,468)
Transfers to other contracts	(2,970,749)	(2,255,750)	(3,141,572)	(5,323,534)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(819,314)	861,248	(594,571)	(11,075,972)
Total increase (decrease)	(3,549,695)	505,296	(5,214,521)	(28,283,635)
Net assets as of December 31, 2022	19,820,499	5,406,202	25,160,301	72,828,065

Increase (decrease) in net assets
Operations:
Net investment income (loss)	899,931	160,081	642,987	(408,583)
Total realized gains (losses) on investments	(484,959)	(82,333)	(868,226)	8,907,865
Change in net unrealized appreciation (depreciation)
of investments	1,671,758	163,780	1,429,717	7,096,588
Net gains (losses) on investments	2,086,730	241,528	1,204,478	15,595,870
Net increase (decrease) in net assets resulting from operations	2,086,730	241,528	1,204,478	15,595,870
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,120,032	3,341,323	4,048,425	1,544,949
Administration charges	(24,579)	(14,737)	(35,218)	(96,575)
Contingent sales charges	(8,476)	(3,619)	(13,503)	(13,278)
Contract terminations	(2,208,373)	(280,527)	(2,516,871)	(7,769,419)
Death benefit payments	(103,208)	—	(137,166)	(680,808)
Flexible withdrawal option payments	(243,587)	(55,784)	(368,615)	(1,378,652)
Transfers to other contracts	(1,843,950)	(2,184,914)	(1,673,870)	(3,981,366)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,312,141)	801,742	(696,818)	(12,375,149)
Total increase (decrease)	774,589	1,043,270	507,660	3,220,721
Net assets as of December 31, 2023	$20,595,088	$6,449,472	$25,667,961	$76,048,786
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1
Net assets as of January 1, 2022	$12,807,579	$75,498,375	$59,022,903	$16,395,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,750)	1,126,765	666,473	222,645
Total realized gains (losses) on investments	1,645,259	4,535,331	3,360,909	1,129,682
Change in net unrealized appreciation (depreciation)
of investments	(3,904,785)	(17,062,765)	(14,404,495)	(4,412,949)
Net gains (losses) on investments	(2,277,276)	(11,400,669)	(10,377,113)	(3,060,622)
Net increase (decrease) in net assets resulting from operations	(2,277,276)	(11,400,669)	(10,377,113)	(3,060,622)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,341,995	859,168	1,090,594	338,235
Administration charges	(22,245)	(177,800)	(160,404)	(5,314)
Contingent sales charges	(2,682)	(10,206)	(11,554)	(4,557)
Contract terminations	(267,156)	(4,377,154)	(4,434,479)	(1,761,002)
Death benefit payments	(56,604)	(902,961)	(620,149)	—
Flexible withdrawal option payments	(78,197)	(2,488,270)	(1,019,763)	(34,566)
Transfers to other contracts	(1,028,981)	(2,746,608)	(2,664,364)	(833,894)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	886,130	(9,843,831)	(7,820,119)	(2,301,098)
Total increase (decrease)	(1,391,146)	(21,244,500)	(18,197,232)	(5,361,720)
Net assets as of December 31, 2022	11,416,433	54,253,875	40,825,671	11,033,909

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,724)	615,620	153,032	(3,503)
Total realized gains (losses) on investments	1,051,513	(310,504)	836,391	378,884
Change in net unrealized appreciation (depreciation)
of investments	1,730,777	4,980,241	4,222,761	1,367,460
Net gains (losses) on investments	2,768,566	5,285,357	5,212,184	1,742,841
Net increase (decrease) in net assets resulting from operations	2,768,566	5,285,357	5,212,184	1,742,841
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,894,746	622,341	972,826	268,016
Administration charges	(30,623)	(209,882)	(194,208)	(5,884)
Contingent sales charges	(2,921)	(10,523)	(7,249)	(2,055)
Contract terminations	(410,392)	(5,594,108)	(3,582,974)	(1,143,318)
Death benefit payments	(4,445)	(650,121)	(549,562)	(41,073)
Flexible withdrawal option payments	(82,280)	(2,189,657)	(844,580)	(21,651)
Transfers to other contracts	(1,456,897)	(936,985)	(571,115)	(108,566)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(92,812)	(8,968,935)	(4,776,862)	(1,054,531)
Total increase (decrease)	2,675,754	(3,683,578)	435,322	688,310
Net assets as of December 31, 2023	$14,092,187	$50,570,297	$41,260,993	$11,722,219
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Principal LifeTime 2050 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer April Account - Class 2	U.S. LargeCap Buffer January Account - Class 2
Net assets as of January 1, 2022	$11,673,751	$9,167,218	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194,171	132,187	—	(1,330)
Total realized gains (losses) on investments	901,874	231,576	—	—
Change in net unrealized appreciation (depreciation)
of investments	(3,324,175)	(1,597,979)	—	—
Net gains (losses) on investments	(2,228,130)	(1,234,216)	—	(1,330)
Net increase (decrease) in net assets resulting from operations	(2,228,130)	(1,234,216)	—	(1,330)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	76,514	164,404	—	25,600,448
Administration charges	(6,531)	(13,315)	—	—
Contingent sales charges	(3,944)	(2,010)	—	—
Contract terminations	(1,506,391)	(843,722)	—	—
Death benefit payments	—	(154,844)	—	—
Flexible withdrawal option payments	(68,825)	(373,021)	—	—
Transfers to other contracts	(44,760)	(529,151)	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,553,937)	(1,751,659)	—	25,600,448
Total increase (decrease)	(3,782,067)	(2,985,875)	—	25,599,118
Net assets as of December 31, 2022	7,891,684	6,181,343	—	25,599,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,000)	14,579	(121,982)	(91,928)
Total realized gains (losses) on investments	444,560	(205,979)	5,211,820	3,436,460
Change in net unrealized appreciation (depreciation)
of investments	880,486	1,158,643	(328,216)	(286,068)
Net gains (losses) on investments	1,308,046	967,243	4,761,622	3,058,464
Net increase (decrease) in net assets resulting from operations	1,308,046	967,243	4,761,622	3,058,464
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	84,595	10,781,101	64,814,948	58,107,428
Administration charges	(5,435)	(27,162)	(81,960)	(60,220)
Contingent sales charges	(3,038)	(1,868)	(7,860)	(6,996)
Contract terminations	(1,619,013)	(1,159,099)	(1,134,590)	(536,934)
Death benefit payments	—	(227,828)	(10,286)	(107,079)
Flexible withdrawal option payments	(47,129)	(693,531)	(51,401)	(40,273)
Transfers to other contracts	(113,779)	(108,754)	(46,700,182)	(27,673,303)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,703,799)	8,562,859	16,828,669	29,682,623
Total increase (decrease)	(395,753)	9,530,102	21,590,291	32,741,087
Net assets as of December 31, 2023	$7,495,931	$15,711,445	$21,590,291	$58,340,205
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2
Net assets as of January 1, 2022	$—	$—	$68,804,820	$11,374,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,958)	(13,925)	(79,341)	22,289
Total realized gains (losses) on investments	84,828	506,514	3,742,269	610,792
Change in net unrealized appreciation (depreciation)
of investments	14,061	557,298	(20,915,292)	(3,729,425)
Net gains (losses) on investments	80,931	1,049,887	(17,252,364)	(3,096,344)
Net increase (decrease) in net assets resulting from operations	80,931	1,049,887	(17,252,364)	(3,096,344)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	29,064,266	25,418,652	2,210,829	2,823,488
Administration charges	(18,142)	(4,698)	(7,269)	(19,985)
Contingent sales charges	(2,999)	(18)	(7,785)	(2,286)
Contract terminations	(164,177)	(868)	(4,180,611)	(292,283)
Death benefit payments	—	—	(629,911)	(45,590)
Flexible withdrawal option payments	(26,156)	(32,182)	(675,299)	(62,772)
Transfers to other contracts	(3,715,350)	(9,520,417)	(3,491,790)	(1,518,268)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	25,137,442	15,860,469	(6,781,836)	882,304
Total increase (decrease)	25,218,373	16,910,356	(24,034,200)	(2,214,040)
Net assets as of December 31, 2022	25,218,373	16,910,356	44,770,620	9,160,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170,461)	(86,162)	258,461	90,256
Total realized gains (losses) on investments	5,842,681	2,719,877	(381,666)	163,594
Change in net unrealized appreciation (depreciation)
of investments	1,393,487	527,165	4,916,737	871,382
Net gains (losses) on investments	7,065,707	3,160,880	4,793,532	1,125,232
Net increase (decrease) in net assets resulting from operations	7,065,707	3,160,880	4,793,532	1,125,232
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	82,958,069	10,799,428	2,074,624	1,305,552
Administration charges	(141,125)	(79,574)	(7,284)	(25,083)
Contingent sales charges	(13,520)	(5,748)	(9,540)	(5,418)
Contract terminations	(1,047,428)	(747,225)	(5,975,155)	(487,893)
Death benefit payments	(174,006)	(109,430)	(407,574)	(15,165)
Flexible withdrawal option payments	(107,960)	(52,582)	(498,239)	(68,308)
Transfers to other contracts	(59,529,128)	(11,068,339)	(1,686,978)	(543,408)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	21,944,902	(1,263,470)	(6,510,146)	160,277
Total increase (decrease)	29,010,609	1,897,410	(1,716,614)	1,285,509
Net assets as of December 31, 2023	$54,228,982	$18,807,766	$43,054,006	$10,446,331
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Rydex VI Basic Materials Fund	Rydex VI Commodities Strategy Fund	Rydex VI NASDAQ 100 Fund	SAM Balanced Portfolio - Class 1
Net assets as of January 1, 2022	$798,907	$1,261,500	$14,216,715	$414,419,215

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,607)	141,545	(88,215)	3,229,122
Total realized gains (losses) on investments	74,852	412,243	931,317	40,939,034
Change in net unrealized appreciation (depreciation)
of investments	(162,605)	(386,473)	(5,672,142)	(113,778,798)
Net gains (losses) on investments	(90,360)	167,315	(4,829,040)	(69,610,642)
Net increase (decrease) in net assets resulting from operations	(90,360)	167,315	(4,829,040)	(69,610,642)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	167,154	3,651,912	2,125,239	6,101,069
Administration charges	(964)	(2,794)	(19,563)	(1,469,211)
Contingent sales charges	(18)	(584)	(5,644)	(44,813)
Contract terminations	(831)	(401,327)	(409,613)	(20,392,980)
Death benefit payments	—	—	(120,950)	(3,609,752)
Flexible withdrawal option payments	(2,281)	(36,825)	(53,607)	(11,439,366)
Transfers to other contracts	(197,851)	(2,005,605)	(1,976,190)	(9,598,529)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(34,791)	1,204,777	(460,328)	(40,453,582)
Total increase (decrease)	(125,151)	1,372,092	(5,289,368)	(110,064,224)
Net assets as of December 31, 2022	673,756	2,633,592	8,927,347	304,354,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,366)	175,475	(88,163)	2,883,377
Total realized gains (losses) on investments	8,877	(338,838)	350,411	3,009,556
Change in net unrealized appreciation (depreciation)
of investments	50,047	(14,987)	4,060,770	34,492,852
Net gains (losses) on investments	52,558	(178,350)	4,323,018	40,385,785
Net increase (decrease) in net assets resulting from operations	52,558	(178,350)	4,323,018	40,385,785
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	107,480	471,278	706,499	4,139,168
Administration charges	(1,329)	(2,923)	(23,469)	(1,869,724)
Contingent sales charges	(1,098)	(2,999)	(9,102)	(44,754)
Contract terminations	(55,503)	(333,505)	(932,328)	(24,979,828)
Death benefit payments	—	—	(79,564)	(4,209,789)
Flexible withdrawal option payments	(5,110)	(27,395)	(51,331)	(10,442,534)
Transfers to other contracts	(5,367)	(1,179,041)	(1,220,004)	(5,486,283)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	39,073	(1,074,585)	(1,609,299)	(42,893,744)
Total increase (decrease)	91,631	(1,252,935)	2,713,719	(2,507,959)
Net assets as of December 31, 2023	$765,387	$1,380,657	$11,641,066	$301,847,032
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	SAM Balanced Portfolio - Class 2	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 2	SAM Conservative Growth Portfolio - Class 1
Net assets as of January 1, 2022	$38,820,113	$95,296,005	$16,588,125	$87,461,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	501,408	758,795	228,919	466,064
Total realized gains (losses) on investments	4,833,607	6,200,107	1,289,766	8,502,381
Change in net unrealized appreciation (depreciation)
of investments	(12,237,443)	(21,299,338)	(4,237,084)	(25,193,733)
Net gains (losses) on investments	(6,902,428)	(14,340,436)	(2,718,399)	(16,225,288)
Net increase (decrease) in net assets resulting from operations	(6,902,428)	(14,340,436)	(2,718,399)	(16,225,288)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,385,992	2,290,218	3,984,654	2,799,618
Administration charges	(62,008)	(196,337)	(34,276)	(6,190)
Contingent sales charges	(12,290)	(16,030)	(12,950)	(14,607)
Contract terminations	(898,711)	(6,989,723)	(1,293,369)	(6,190,671)
Death benefit payments	(228,632)	(1,932,774)	(74,978)	(1,145,373)
Flexible withdrawal option payments	(592,867)	(2,359,828)	(255,091)	(1,157,967)
Transfers to other contracts	(2,464,804)	(2,724,756)	(1,737,108)	(2,871,342)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,126,680	(11,929,230)	576,882	(8,586,532)
Total increase (decrease)	(2,775,748)	(26,269,666)	(2,141,517)	(24,811,820)
Net assets as of December 31, 2022	36,044,365	69,026,339	14,446,608	62,649,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506,818	919,966	286,650	208,817
Total realized gains (losses) on investments	784,865	(1,763,948)	(84,907)	4,191,393
Change in net unrealized appreciation (depreciation)
of investments	3,880,189	7,328,102	1,387,920	5,549,861
Net gains (losses) on investments	5,171,872	6,484,120	1,589,663	9,950,071
Net increase (decrease) in net assets resulting from operations	5,171,872	6,484,120	1,589,663	9,950,071
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,085,587	2,123,731	1,826,998	2,098,032
Administration charges	(88,861)	(235,191)	(38,545)	(5,741)
Contingent sales charges	(18,994)	(14,028)	(10,712)	(20,305)
Contract terminations	(2,804,182)	(7,069,216)	(957,795)	(10,690,121)
Death benefit payments	(100,765)	(2,352,548)	(45,812)	(317,411)
Flexible withdrawal option payments	(494,845)	(2,053,052)	(261,608)	(831,646)
Transfers to other contracts	(1,593,563)	(1,721,061)	(293,873)	(3,055,841)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,015,623)	(11,321,365)	218,653	(12,823,033)
Total increase (decrease)	3,156,249	(4,837,245)	1,808,316	(2,872,962)
Net assets as of December 31, 2023	$39,200,614	$64,189,094	$16,254,924	$59,776,310
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	SAM Conservative Growth Portfolio - Class 2	SAM Flexible Income Portfolio - Class 1	SAM Flexible Income Portfolio - Class 2	SAM Strategic Growth Portfolio - Class 1
Net assets as of January 1, 2022	$29,662,831	$106,959,642	$33,155,068	$55,573,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253,440	1,231,893	503,266	303,413
Total realized gains (losses) on investments	3,005,319	3,610,701	1,215,839	5,591,609
Change in net unrealized appreciation (depreciation)
of investments	(8,839,496)	(19,432,628)	(6,478,048)	(16,633,087)
Net gains (losses) on investments	(5,580,737)	(14,590,034)	(4,758,943)	(10,738,065)
Net increase (decrease) in net assets resulting from operations	(5,580,737)	(14,590,034)	(4,758,943)	(10,738,065)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,279,806	2,966,341	6,718,937	4,467,136
Administration charges	(65,076)	(93,460)	(63,369)	(5,208)
Contingent sales charges	(17,483)	(19,395)	(8,273)	(11,778)
Contract terminations	(1,275,510)	(9,094,915)	(926,311)	(5,012,434)
Death benefit payments	(234,148)	(2,626,719)	(295,682)	(249,080)
Flexible withdrawal option payments	(233,800)	(3,109,897)	(399,356)	(486,062)
Transfers to other contracts	(1,570,179)	(6,448,351)	(8,222,898)	(3,981,235)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(116,390)	(18,426,396)	(3,196,952)	(5,278,661)
Total increase (decrease)	(5,697,127)	(33,016,430)	(7,955,895)	(16,016,726)
Net assets as of December 31, 2022	23,965,704	73,943,212	25,199,173	39,556,459

Increase (decrease) in net assets
Operations:
Net investment income (loss)	203,528	1,276,456	623,585	(4,724)
Total realized gains (losses) on investments	1,164,745	(3,157,229)	(847,181)	2,348,153
Change in net unrealized appreciation (depreciation)
of investments	2,919,538	6,986,384	2,317,377	5,106,399
Net gains (losses) on investments	4,287,811	5,105,611	2,093,781	7,449,828
Net increase (decrease) in net assets resulting from operations	4,287,811	5,105,611	2,093,781	7,449,828
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,189,506	1,804,654	4,192,636	3,716,994
Administration charges	(85,559)	(109,416)	(65,858)	(5,430)
Contingent sales charges	(16,970)	(17,297)	(18,121)	(11,248)
Contract terminations	(2,915,422)	(9,625,831)	(1,472,394)	(5,679,528)
Death benefit payments	(22,286)	(1,264,779)	(140,253)	(54,476)
Flexible withdrawal option payments	(198,829)	(2,531,989)	(390,989)	(403,694)
Transfers to other contracts	(1,484,275)	(2,018,095)	(1,857,671)	(3,279,496)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(533,835)	(13,762,753)	247,350	(5,716,878)
Total increase (decrease)	3,753,976	(8,657,142)	2,341,131	1,732,950
Net assets as of December 31, 2023	$27,719,680	$65,286,070	$27,540,304	$41,289,409
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	SAM Strategic Growth Portfolio - Class 2	Short-Term Income Account - Class 1	SmallCap Account - Class 1	SmallCap Account - Class 2
Net assets as of January 1, 2022	$23,377,291	$64,485,405	$100,279,428	$5,281,838

Increase (decrease) in net assets
Operations:
Net investment income (loss)	203,352	(131,568)	(1,003,219)	(38,914)
Total realized gains (losses) on investments	2,568,964	(732,767)	14,543,956	838,941
Change in net unrealized appreciation (depreciation)
of investments	(7,313,619)	(2,069,485)	(34,659,149)	(1,975,684)
Net gains (losses) on investments	(4,541,303)	(2,933,820)	(21,118,412)	(1,175,657)
Net increase (decrease) in net assets resulting from operations	(4,541,303)	(2,933,820)	(21,118,412)	(1,175,657)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,997,395	4,093,929	3,021,170	956,624
Administration charges	(26,154)	(135,681)	(37,076)	(8,854)
Contingent sales charges	(4,999)	(13,399)	(8,989)	(1,159)
Contract terminations	(2,352,240)	(5,188,321)	(6,601,941)	(294,662)
Death benefit payments	(240,490)	(912,275)	(777,141)	(8,299)
Flexible withdrawal option payments	(150,840)	(2,189,512)	(1,213,856)	(29,031)
Transfers to other contracts	(893,615)	(9,057,753)	(3,284,753)	(292,207)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,670,943)	(13,403,012)	(8,902,586)	322,412
Total increase (decrease)	(6,212,246)	(16,336,832)	(30,020,998)	(853,245)
Net assets as of December 31, 2022	17,165,045	48,148,573	70,258,430	4,428,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77,366	179,563	(711,942)	(35,809)
Total realized gains (losses) on investments	714,961	(379,175)	(401,359)	(33,076)
Change in net unrealized appreciation (depreciation)
of investments	2,660,581	2,042,284	10,326,896	692,001
Net gains (losses) on investments	3,452,908	1,842,672	9,213,595	623,116
Net increase (decrease) in net assets resulting from operations	3,452,908	1,842,672	9,213,595	623,116
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,265,491	3,857,256	2,612,833	561,360
Administration charges	(27,307)	(159,657)	(44,751)	(11,645)
Contingent sales charges	(7,659)	(16,695)	(10,397)	(3,775)
Contract terminations	(1,736,845)	(5,702,248)	(7,666,893)	(338,160)
Death benefit payments	(180,639)	(935,092)	(616,023)	(14,247)
Flexible withdrawal option payments	(127,308)	(1,936,340)	(1,002,540)	(39,340)
Transfers to other contracts	(328,750)	(2,696,161)	(2,244,475)	(310,933)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(143,017)	(7,588,937)	(8,972,246)	(156,740)
Total increase (decrease)	3,309,891	(5,746,265)	241,349	466,376
Net assets as of December 31, 2023	$20,474,936	$42,402,308	$70,499,779	$4,894,969
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
Net assets as of January 1, 2022	$43,230,327	$26,785,423	$401,354	$1,181,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(367,317)	(297,512)	2,826	980
Total realized gains (losses) on investments	2,476,462	1,281,644	1,522	7,430
Change in net unrealized appreciation (depreciation)
of investments	(19,446,984)	(4,747,224)	(4,295)	(209,283)
Net gains (losses) on investments	(17,337,839)	(3,763,092)	53	(200,873)
Net increase (decrease) in net assets resulting from operations	(17,337,839)	(3,763,092)	53	(200,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,885,052	1,115,314	40,589	69,373
Administration charges	(37,914)	(5,848)	(957)	(2,178)
Contingent sales charges	(10,450)	(5,511)	(128)	(42)
Contract terminations	(2,276,275)	(2,228,422)	(13,198)	(1,968)
Death benefit payments	(132,198)	(195,453)	—	—
Flexible withdrawal option payments	(316,405)	(242,202)	(1,437)	(1,200)
Transfers to other contracts	(3,574,822)	(1,818,451)	(38,620)	(30,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	536,988	(3,380,573)	(13,751)	33,976
Total increase (decrease)	(16,800,851)	(7,143,665)	(13,698)	(166,897)
Net assets as of December 31, 2022	26,429,476	19,641,758	387,656	1,014,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(345,362)	(245,886)	2,954	494
Total realized gains (losses) on investments	1,684,797	1,716,927	25,033	16,975
Change in net unrealized appreciation (depreciation)
of investments	10,720,792	(1,339,766)	(16,776)	144,404
Net gains (losses) on investments	12,060,227	131,275	11,211	161,873
Net increase (decrease) in net assets resulting from operations	12,060,227	131,275	11,211	161,873
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,738,784	678,924	41,133	56,510
Administration charges	(48,115)	(6,848)	(1,098)	(2,832)
Contingent sales charges	(26,149)	(5,877)	(522)	(1,429)
Contract terminations	(4,662,845)	(2,834,027)	(76,337)	(70,220)
Death benefit payments	(137,900)	(111,722)	—	—
Flexible withdrawal option payments	(318,138)	(198,938)	(3,358)	(2,468)
Transfers to other contracts	(3,594,510)	(859,516)	(31,710)	(18,383)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,048,873)	(3,338,004)	(71,892)	(38,822)
Total increase (decrease)	9,011,354	(3,206,729)	(60,681)	123,051
Net assets as of December 31, 2023	$35,440,830	$16,435,029	$326,975	$1,137,876
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	TOPS® Balanced ETF Portfolio - Investor Class Shares	TOPS® Conservative ETF Portfolio - Investor Class Shares	TOPS® Growth ETF Portfolio - Investor Class Shares	TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
Net assets as of January 1, 2022	$2,083,501	$1,216,205	$1,395,333	$514,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,309	5,900	1,601	4,132
Total realized gains (losses) on investments	54,313	25,089	52,214	12,219
Change in net unrealized appreciation (depreciation)
of investments	(326,110)	(164,674)	(262,371)	(93,215)
Net gains (losses) on investments	(258,488)	(133,685)	(208,556)	(76,864)
Net increase (decrease) in net assets resulting from operations	(258,488)	(133,685)	(208,556)	(76,864)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	666,003	299,084	144,859	266,845
Administration charges	(197)	(443)	(2,510)	(1,251)
Contingent sales charges	(1,460)	(500)	(34)	(14)
Contract terminations	(90,469)	(27,557)	(1,615)	(676)
Death benefit payments	(163,052)	—	(104,573)	—
Flexible withdrawal option payments	(9,254)	(1,148)	(9,446)	(6,153)
Transfers to other contracts	(46,111)	(98,865)	(249,851)	(35,992)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	355,460	170,571	(223,170)	222,759
Total increase (decrease)	96,972	36,886	(431,726)	145,895
Net assets as of December 31, 2022	2,180,473	1,253,091	963,607	660,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,429	13,306	4,900	4,243
Total realized gains (losses) on investments	66,515	33,792	40,131	17,009
Change in net unrealized appreciation (depreciation)
of investments	191,632	59,605	150,025	66,604
Net gains (losses) on investments	283,576	106,703	195,056	87,856
Net increase (decrease) in net assets resulting from operations	283,576	106,703	195,056	87,856
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,001,105	293,737	614,923	298,284
Administration charges	(954)	(712)	(3,139)	(1,808)
Contingent sales charges	(1,558)	(82)	(138)	(293)
Contract terminations	(71,493)	(3,616)	(48,478)	(19,656)
Death benefit payments	—	—	(28,462)	(27,170)
Flexible withdrawal option payments	(21,471)	(1,923)	(26,919)	(10,784)
Transfers to other contracts	(291,017)	(158,271)	(10,335)	(22,033)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	614,612	129,133	497,452	216,540
Total increase (decrease)	898,188	235,836	692,508	304,396
Net assets as of December 31, 2023	$3,078,661	$1,488,927	$1,656,115	$965,169
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	VanEck VIP Trust Global Gold Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Class S Shares
Net assets as of January 1, 2022	$—	$4,588,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,370)	13,444
Total realized gains (losses) on investments	(5,529)	350,676
Change in net unrealized appreciation (depreciation)
of investments	16,782	(144,999)
Net gains (losses) on investments	9,883	219,121
Net increase (decrease) in net assets resulting from operations	9,883	219,121
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	355,033	2,186,678
Administration charges	(57)	(2,121)
Contingent sales charges	—	(994)
Contract terminations	—	(429,142)
Death benefit payments	—	(30,558)
Flexible withdrawal option payments	(328)	(43,293)
Transfers to other contracts	(34,473)	(1,346,660)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	320,175	333,910
Total increase (decrease)	330,058	553,031
Net assets as of December 31, 2022	330,058	5,141,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,296)	54,776
Total realized gains (losses) on investments	5,805	222,461
Change in net unrealized appreciation (depreciation)
of investments	33,795	(577,441)
Net gains (losses) on investments	35,304	(300,204)
Net increase (decrease) in net assets resulting from operations	35,304	(300,204)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	161,674	858,144
Administration charges	(614)	(3,108)
Contingent sales charges	(30)	(2,771)
Contract terminations	(10,492)	(708,864)
Death benefit payments	—	(5,743)
Flexible withdrawal option payments	(2,636)	(33,197)
Transfers to other contracts	(30,443)	(980,891)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	117,459	(876,430)
Total increase (decrease)	152,763	(1,176,634)
Net assets as of December 31, 2023	$482,821	$3,964,944
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2023, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
U.S. LargeCap Buffer April Account
U.S. LargeCap Buffer January Account
U.S. LargeCap Buffer July Account
U.S. LargeCap Buffer October Account
Principal Variable Contracts Funds, Inc. – Class 3: (1)
Blue Chip Account
AllianceBernstein VPS:
Discovery Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Alps Global Opportunity Portfolio – Class III
American Century:
VP Capital Appreciation Fund – Class I
VP Disciplined Core Value Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra Fund – Class I
VP Ultra Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
American High-Income Trust Fund – Class 2 Shares
Asset Allocation Fund – Class 2 Shares
Asset Allocation Fund – Class 4 Shares
Global Small Capitalization Fund – Class 2 Shares
Global Small Capitalization Fund – Class 4 Shares
Managed Risk Asset Allocation Fund – Class P2 Shares
Managed Risk Growth Fund – Class P2 Shares
Managed Risk International Fund – Class P2 Shares
New World Fund – Class 2 Shares
New World Fund – Class 4 Shares
Washington Mutual Investors Fund – Class 2 Shares
Washington Mutual Investors Fund – Class 4 Shares
BlackRock:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage SMID Cap V.I. Fund – Class III
Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class F
Nasdaq 100 Index Portfolio – Class F
Russell 2000 Small Cap Index Portfolio – Class F
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II Shares

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
Columbia VP:
Limited Duration Credit Fund – Class 2
Small Cap Value Fund – Class 2
Delaware VIP Small Cap Value – Service Class
DWS:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust:
1290 VT Convertible Securities Portfolio – Class IB
1290 VT GAMCO Small Company Value Portfolio – Class IB
1290 VT Micro Cap Portfolio – Class IB
1290 VT SmartBeta Equity ESG Portfolio – Class IB
1290 VT Socially Responsible Portfolio – Class IB
Fidelity VIP:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Energy Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 Portfolio – Service Class 2
Freedom 2030 Portfolio – Service Class 2
Freedom 2040 Portfolio – Service Class 2
Freedom 2050 Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class
Government Money Market Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Health Care Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton VIP Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP Fund – Class 4
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs VIT:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments VIF:
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Series F (Guggenheim Floating Rate Strategies Series)
Invesco V.I.:

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
American Franchise Fund – Series I Shares
American Value Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Discovery Mid Cap Growth Fund – Series I Shares
EQV International Equity Fund – Series I Shares
EQV International Equity Fund – Series II Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson:
Global Sustainable Equity Portfolio – Service Shares
Series Balanced Portfolio – Service Shares
Series Enterprise Portfolio – Service Shares
Series Flexible Bond Portfolio – Service Shares
Series Global Technology and Innovation Portfolio – Service Shares
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman AMT:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – I Class Shares
Sustainable Equity Portfolio – S Class Shares
PIMCO VIT:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
CommodityRealReturn® Strategy Portfolio – M Class
Emerging Markets Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex VI:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL
TOPS®:
Aggressive Growth ETF Portfolio - Investor Class Shares
Balanced ETF Portfolio - Investor Class Shares
Conservative ETF Portfolio - Investor Class Shares
Growth ETF Portfolio - Investor Class Shares
Moderate Growth ETF Portfolio - Investor Class Shares
VanEck VIP Trust:
Global Gold Fund – Class S Shares

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
Global Resources Fund – Class S Shares

(1) Organized by Principal Life.

                During 2023, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
April 29, 2023	Principal LifeTime 2010 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	$10,450,635

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2023. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
payable date. The total net assets as of December 31, 2023, does not reflect $21,574,713 of accrued administrative fees and mortality expenses that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners. The total net assets as of December 31, 2022, does not reflect $21,196,273 of accrued administrative fees that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance.

Principal® Freedom Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate of 0.85% of the asset value of the contract. Principal Life reserves the right to increase this charge, not to exceed 1.40%. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Freedom Variable Annuity 2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 0.95% of the asset value of the contract. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 3.00% may be deducted from the withdrawals made within the first 4 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Investment Plus Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. The product also contains optional Benefit Riders which if elected have additional annual charges. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Premium Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of the 8th contract year. With the Premium Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

Principal® Lifetime Income Solutions – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Lifetime Income Solutions II – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.00% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.85% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v3 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.60% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility,

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.05% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Purchase Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of the 8th contract year. With the Purchase Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

During the year ended December 31, 2023, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC. (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. computed at an annual percentage rate of each of the Account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other Accounts are shown in the following tables:

	Net Assets of Account
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Government & High Quality Bond Account	0.50	0.48	0.46	0.45	0.44
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
Real Estate Securities Account	0.79	0.77	0.73	0.70	0.68
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Account
	(in millions)
	First $100	Next $100	Next $100	Next $100	Next $300	Next $300	Thereafter
Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%	0.39%	0.38%
MidCap Account	0.65	0.60	0.55	0.50	0.45	0.44	0.43

	Net Assets of Account
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
Global Emerging Markets Account	1.00	0.98	0.96	0.95	0.90

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	Net Assets of Account
	(in millions)
	First $500	Over $500
Blue Chip Account	0.60%	0.55%
Principal Capital Appreciation Account	0.625	0.50
Short-Term Income Account	0.40	0.39

	Net Assets of Account
	(in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.20%	0.18%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Balanced Volatility Control Account	0.12
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Growth Volatility Control Account	0.12
Diversified Income Account	0.05
U.S. LargeCap Buffer January Account	0.69
U.S. LargeCap Buffer April Account	0.69
U.S. LargeCap Buffer July Account	0.69
U.S. LargeCap Buffer October Account	0.69

The Manager has contractually agreed to waive certain of the Accounts’ investment advisory and management fees. The expense waiver will reduce the Accounts’ investment advisory and management fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reported period. The waivers were as follows:

From January 1, 2023 through December 31, 2023
Expiration
LargeCap Growth Account I	0.016%	April 30, 2024

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired account fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits, were as follows:

	From January 1, 2023 through December 31, 2023
	Class 1	Class 2	Class 3	Expiration
Blue Chip Account	N/A	N/A	1.05%	April 30, 2024
Diversified Balanced Managed Volatility Account	N/A	0.31%	N/A	April 30, 2024
Global Emerging Markets Account	1.20%	N/A	N/A	April 30, 2023
LargeCap Growth Account I	0.69	N/A	N/A	April 30, 2024
U.S. LargeCap Buffer January Account	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer April Account (1)	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer July Account	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer October Account	N/A	0.95	N/A	April 30, 2024

(1)Period from March 30, 2023, to December 31, 2023.

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2023:

Division	Purchases	Sales

AllianceBernstein VPS Discovery Value Portfolio - Class A	$477,307	$1,174,381

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	$101,140	$591,632

Alps Global Opportunity Portfolio - Class III	$21,721	$221,478

American Century VP Capital Appreciation Fund - Class I	$41,089	$313,163

American Century VP Disciplined Core Value Fund - Class I	$452,278	$1,112,962

American Century VP Inflation Protection Fund - Class II	$3,907,694	$5,417,189

American Century VP Mid Cap Value Fund - Class II	$1,324,476	$2,286,598

American Century VP Ultra Fund - Class I	$541,252	$743,998

American Century VP Ultra Fund - Class II	$2,816,575	$7,015,942

American Century VP Value Fund - Class II	$3,044,997	$2,156,623

American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	$229,658	$239,764

American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares	$281,369	$226,294

American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	$4,410,236	$2,235,227

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	$113,943	$239,128

American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	$455,087	$558,958

American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares	$1,821,782	$421,649

American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	$2,062,659	$809,049

American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	$160,727	$201,557

American Funds Insurance Series - New World Fund - Class 2 Shares	$89,025	$348,799

American Funds Insurance Series - New World Fund - Class 4 Shares	$1,125,477	$988,819

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	$792,085	$1,396,030

American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	$2,874,932	$1,852,224

BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	$7,804,399	$4,823,900

BlackRock Advantage SMID Cap V.I. Fund - Class III	$433,821	$588,103

BlackRock Global Allocation V.I. Fund - Class III	$236,696	$391,977

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

Blue Chip Account - Class 3	$4,790,519	$1,767,751

BNY Mellon IP MidCap Stock Portfolio - Service Shares	$310,999	$113,669

BNY Mellon IP Technology Growth Portfolio - Service Shares	$1,024,993	$2,180,776

Calvert VP EAFE International Index Portfolio - Class F	$1,306,313	$519,166

Calvert VP Investment Grade Bond Index Portfolio - Class F	$1,462,688	$901,811

Calvert VP Nasdaq 100 Index Portfolio - Class F	$2,885,007	$759,241

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	$1,181,764	$728,765

Calvert VP S&P MidCap 400 Index Portfolio - Class F	$2,130,211	$928,052

Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	$424,534	$520,952

Columbia VP - Limited Duration Credit Fund - Class 2	$1,320,436	$1,085,780

Columbia VP - Small Cap Value Fund - Class 2	$1,037,549	$303,281

Core Plus Bond Account - Class 1	$9,149,839	$15,386,770

Delaware VIP Small Cap Value Series - Service Class	$185,931	$577,179

Diversified Balanced Account - Class 1	$2,364,800	$3,143,505

Diversified Balanced Account - Class 2	$82,002,050	$132,261,793

Diversified Balanced Managed Volatility Account - Class 2	$19,215,317	$34,924,950

Diversified Balanced Volatility Control Account - Class 2	$31,960,741	$20,597,435

Diversified Growth Account - Class 2	$337,801,480	$527,767,945

Diversified Growth Managed Volatility Account - Class 2	$42,244,273	$62,811,730

Diversified Growth Volatility Control Account - Class 2	$188,055,957	$96,892,304

Diversified Income Account - Class 2	$37,643,805	$56,979,396

Diversified International Account - Class 1	$2,815,093	$14,109,689

DWS Alternative Asset Allocation VIP - Class B	$41,851	$34,610

DWS Equity 500 Index VIP - Class B2	$273,280	$337,843

DWS Small Mid Cap Value VIP - Class B	$245,171	$433,266

EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	$178,685	$88,210

EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB	$332,603	$171,786

EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	$64,510	$69,715

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	$90,695	$94,092

EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	$727,903	$401,031

Equity Income Account - Class 1	$16,290,530	$32,717,607

Equity Income Account - Class 2	$3,550,340	$1,877,021

Fidelity VIP Contrafund® Portfolio - Service Class	$1,556,353	$6,347,508

Fidelity VIP Contrafund® Portfolio - Service Class 2	$8,824,708	$13,400,361

Fidelity VIP Energy Portfolio - Service Class 2	$1,832,033	$1,608,222

Fidelity VIP Equity-Income Portfolio - Service Class 2	$1,682,821	$4,104,882

Fidelity VIP Freedom 2020 Portfolio - Service Class 2	$1,937,972	$272,092

Fidelity VIP Freedom 2030 Portfolio - Service Class 2	$996,895	$596,630

Fidelity VIP Freedom 2040 Portfolio - Service Class 2	$853,642	$97,786

Fidelity VIP Freedom 2050 Portfolio - Service Class 2	$592,272	$176,803

Fidelity VIP Government Money Market Portfolio - Initial Class	$17,613,955	$22,845,454

Fidelity VIP Government Money Market Portfolio - Service Class 2	$86,423,412	$79,253,733

Fidelity VIP Growth Portfolio - Service Class	$1,031,034	$1,970,690

Fidelity VIP Growth Portfolio - Service Class 2	$1,114,996	$3,040,131

Fidelity VIP Health Care Portfolio - Service Class 2	$646,601	$103,285

Fidelity VIP Mid Cap Portfolio - Service Class	$117,773	$109,376

Fidelity VIP Mid Cap Portfolio - Service Class 2	$2,557,644	$4,480,336

Fidelity VIP Overseas Portfolio - Service Class 2	$2,358,667	$5,484,309

Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	$142,958	$323,453

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	$2,329,649	$387,617

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4	$2,905,889	$1,669,938

Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	$369,628	$797,071

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	$1,163,255	$728,962

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	$566,041	$604,400

Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2	$18,574	$32,921

Global Emerging Markets Account - Class 1	$1,725,051	$5,838,926

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales
Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	$670,589	$2,148,131

Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	$468,037	$396,618

Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares	$55,629	$82,995

Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	$168,707	$1,018,585

Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	$235,619	$132,940

Government & High Quality Bond Account - Class 1	$5,165,519	$12,735,706

Guggenheim Investments VIF Global Managed Futures Strategy Fund	$86,841	$1,369,541

Guggenheim Investments VIF Long Short Equity Fund	$93,447	$148,447

Guggenheim Investments VIF Multi-Hedge Strategies Fund	$53,947	$298,996

Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	$2,218,854	$1,947,137

Invesco V.I. American Franchise Fund - Series I Shares	$384,693	$515,925

Invesco V.I. American Value Fund - Series I Shares	$721,903	$794,738

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$638,331	$617,807

Invesco V.I. Core Equity Fund - Series I Shares	$506,022	$1,653,276

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	$15,194	$217,612

Invesco V.I. EQV International Equity Fund - Series I Shares	$207,522	$1,189,180

Invesco V.I. EQV International Equity Fund - Series II Shares	$685,564	$620,652

Invesco V.I. Health Care Fund - Series I Shares	$230,380	$1,028,707

Invesco V.I. Health Care Fund - Series II Shares	$313,011	$984,431

Invesco V.I. Main Street Small Cap Fund - Series II Shares	$51,304	$18,681

Invesco V.I. Small Cap Equity Fund - Series I Shares	$388,066	$1,253,085

Invesco V.I. Technology Fund - Series I Shares	$507,947	$593,298

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	$115,641	$2,871

Janus Henderson Series Balanced Portfolio - Service Shares	$2,246,741	$723,375

Janus Henderson Series Enterprise Portfolio - Service Shares	$790,171	$1,292,653

Janus Henderson Series Flexible Bond Portfolio - Service Shares	$2,778,791	$1,564,923

Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares	$1,046,904	$769,558

LargeCap Growth Account I - Class 1	$10,685,450	$23,293,919

LargeCap S&P 500 Index Account - Class 1	$8,188,904	$18,047,181

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

LargeCap S&P 500 Index Account - Class 2	$12,672,185	$10,485,308

MFS® International Intrinsic Value Portfolio - Service Class	$1,582,963	$1,639,637

MFS® New Discovery Series - Service Class	$696,347	$1,102,721

MFS® Utilities Series - Service Class	$2,557,442	$4,320,733

MFS® Value Series - Service Class	$524,944	$1,638,433

MidCap Account - Class 1	$10,643,791	$45,178,601

MidCap Account - Class 2	$3,998,517	$2,490,273

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	$211,813	$658,854

Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	$121,325	$1,365,680

Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares	$201,877	$12,374

PIMCO VIT All Asset Portfolio - Administrative Class	$84,164	$478,305

PIMCO VIT All Asset Portfolio - Advisor Class	$40,482	$36,872

PIMCO VIT CommodityRealReturn® Strategy Portfolio - M Class	$204,554	$573,798

PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class	$206,164	$139,919

PIMCO VIT High Yield Portfolio - Administrative Class	$4,235,981	$4,648,191

PIMCO VIT Low Duration Portfolio - Advisor Class	$3,548,677	$2,586,854

PIMCO VIT Total Return Portfolio - Administrative Class	$4,952,638	$5,006,469

Principal Capital Appreciation Account - Class 1	$6,816,486	$14,925,395

Principal Capital Appreciation Account - Class 2	$2,848,553	$2,088,707

Principal LifeTime 2020 Account - Class 1	$2,711,405	$10,297,582

Principal LifeTime 2030 Account - Class 1	$2,522,616	$6,304,957

Principal LifeTime 2040 Account - Class 1	$697,893	$1,474,897

Principal LifeTime 2050 Account - Class 1	$393,405	$1,890,499

Principal LifeTime Strategic Income Account - Class 1	$11,038,973	$2,393,926

U.S. LargeCap Buffer April Account - Class 2	$67,479,599	$48,225,762

U.S. LargeCap Buffer January Account - Class 2	$59,800,656	$28,583,431

U.S. LargeCap Buffer July Account - Class 2	$85,629,743	$61,495,919

U.S. LargeCap Buffer October Account - Class 2	$12,140,481	$12,228,759

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales
Real Estate Securities Account - Class 1	$4,450,247	$9,160,809

Real Estate Securities Account - Class 2	$1,833,014	$1,224,035

Rydex VI Basic Materials Fund	$107,480	$74,773

Rydex VI Commodities Strategy Fund	$667,748	$1,566,858

Rydex VI NASDAQ 100 Fund	$706,499	$2,403,961

SAM Balanced Portfolio - Class 1	$23,768,123	$51,204,430

SAM Balanced Portfolio - Class 2	$5,546,784	$5,417,593

SAM Conservative Balanced Portfolio - Class 1	$4,410,854	$14,360,572

SAM Conservative Balanced Portfolio - Class 2	$2,351,811	$1,734,956

SAM Conservative Growth Portfolio - Class 1	$6,236,915	$15,768,586

SAM Conservative Growth Portfolio - Class 2	$6,062,809	$4,948,255

SAM Flexible Income Portfolio - Class 1	$4,034,694	$16,520,991

SAM Flexible Income Portfolio - Class 2	$5,032,525	$4,161,590

SAM Strategic Growth Portfolio - Class 1	$5,707,109	$9,994,222

SAM Strategic Growth Portfolio - Class 2	$3,187,598	$2,556,270

Short-Term Income Account - Class 1	$4,662,534	$12,071,908

SmallCap Account - Class 1	$2,814,558	$12,498,746

SmallCap Account - Class 2	$563,584	$756,133

T. Rowe Price Blue Chip Growth Portfolio - II	$5,738,784	$9,133,019

T. Rowe Price Health Sciences Portfolio - II	$1,287,683	$4,262,814

The Merger Fund VL	$68,602	$115,666

TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares	$70,313	$103,593

TOPS® Balanced ETF Portfolio - Investor Class Shares	$1,086,937	$408,276

TOPS® Conservative ETF Portfolio - Investor Class Shares	$356,740	$177,829

TOPS® Growth ETF Portfolio - Investor Class Shares	$644,254	$127,567

TOPS® Moderate Growth ETF Portfolio - Investor Class Shares	$316,010	$87,090

VanEck VIP Trust Global Gold Fund - Class S Shares	$161,674	$48,511

VanEck VIP Trust Global Resources Fund - Class S Shares	$969,779	$1,791,433

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein VPS Discovery Value Portfolio - Class A	9,035	61,380	(52,345)	36,760	90,294	(53,534)

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	2,111	11,356	(9,245)	4,394	7,760	(3,366)

Alps Global Opportunity Portfolio - Class III	1,700	15,961	(14,261)	17,738	28,650	(10,912)

American Century VP Capital Appreciation Fund - Class I	2,076	14,987	(12,911)	4,417	5,053	(636)

American Century VP Disciplined Core Value Fund - Class I	11,720	35,261	(23,541)	5,791	47,139	(41,348)

American Century VP Inflation Protection Fund - Class II	244,205	408,465	(164,260)	377,454	589,574	(212,120)

American Century VP Mid Cap Value Fund - Class II	12,889	69,386	(56,497)	32,600	62,480	(29,880)

American Century VP Ultra Fund - Class I	7,162	16,290	(9,128)	4,810	14,524	(9,714)

American Century VP Ultra Fund - Class II	30,585	137,550	(106,965)	68,376	88,530	(20,154)

American Century VP Value Fund - Class II	98,676	79,954	18,722	121,589	101,796	19,793

American Funds Insurance Series - American High- Income Trust Fund - Class 2 Shares	13,276	18,455	(5,179)	3,338	39,540	(36,202)

American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares	9,645	12,830	(3,185)	21,502	23,745	(2,243)

American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	250,947	157,525	93,422	354,685	129,397	225,288

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	7,195	17,045	(9,850)	7,512	14,068	(6,556)

American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	35,812	46,069	(10,257)	106,169	70,426	35,743

American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares	73,604	30,470	43,134	139,710	53,133	86,577

American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	41,138	50,339	(9,201)	138,319	30,901	107,418

American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	13,387	22,020	(8,633)	26,313	5,945	20,368

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

American Funds Insurance Series - New World Fund - Class 2 Shares	5,213	24,525	(19,312)	11,589	21,186	(9,597)

American Funds Insurance Series - New World Fund - Class 4 Shares	90,056	79,042	11,014	183,570	93,065	90,505

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	41,332	78,981	(37,649)	23,481	61,793	(38,312)

American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	172,625	115,853	56,772	161,973	118,152	43,821

BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	587,285	363,917	223,368	594,046	331,291	262,755

BlackRock Advantage SMID Cap V.I. Fund - Class III	28,019	40,783	(12,764)	34,081	17,631	16,450

BlackRock Global Allocation V.I. Fund - Class III	12,215	29,795	(17,580)	35,274	29,086	6,188

Blue Chip Account - Class 3	535,912	186,670	349,242	683,362	297,473	385,889

BNY Mellon IP MidCap Stock Portfolio - Service Shares	21,975	8,064	13,911	10,668	5,003	5,665

BNY Mellon IP Technology Growth Portfolio - Service Shares	20,399	39,776	(19,377)	19,003	38,347	(19,344)

Calvert VP EAFE International Index Portfolio - Class F	107,467	43,519	63,948	87,113	25,636	61,477

Calvert VP Investment Grade Bond Index Portfolio - Class F	133,255	86,807	46,448	110,806	76,207	34,599

Calvert VP Nasdaq 100 Index Portfolio - Class F	256,050	67,567	188,483	44,490	4,517	39,973

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	93,213	55,637	37,576	92,630	39,459	53,171

Calvert VP S&P MidCap 400 Index Portfolio - Class F	118,288	58,613	59,675	77,095	64,637	12,458

Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	31,216	34,022	(2,806)	76,275	60,078	16,197

Columbia VP - Limited Duration Credit Fund - Class 2	112,145	101,215	10,930	169,579	164,162	5,417

Columbia VP - Small Cap Value Fund - Class 2	57,921	19,962	37,959	59,411	31,961	27,450

Core Plus Bond Account - Class 1	386,551	713,400	(326,849)	233,433	887,086	(653,653)

Delaware VIP Small Cap Value Series - Service Class	5,463	31,133	(25,670)	7,736	35,032	(27,296)

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Diversified Balanced Account - Class 1	69,952	227,030	(157,078)	22,557	205,215	(182,658)

Diversified Balanced Account - Class 2	1,521,454	6,391,941	(4,870,487)	1,332,530	6,248,585	(4,916,055)

Diversified Balanced Managed Volatility Account - Class 2	803,669	2,372,514	(1,568,845)	751,529	1,747,500	(995,971)

Diversified Balanced Volatility Control Account - Class 2	2,272,860	1,460,599	812,261	2,393,210	1,370,368	1,022,842

Diversified Growth Account - Class 2	5,072,477	21,453,654	(16,381,177)	5,397,600	16,844,545	(11,446,945)

Diversified Growth Managed Volatility Account - Class 2	1,435,270	3,848,184	(2,412,914)	1,235,887	3,480,519	(2,244,632)

Diversified Growth Volatility Control Account - Class 2	11,787,728	6,123,771	5,663,957	13,307,638	4,147,531	9,160,107

Diversified Income Account - Class 2	1,787,659	3,857,779	(2,070,120)	3,005,248	4,383,536	(1,378,288)

Diversified International Account - Class 1	87,663	422,323	(334,660)	154,738	371,706	(216,968)

DWS Alternative Asset Allocation VIP - Class B	2,145	3,086	(941)	11,500	823	10,677

DWS Equity 500 Index VIP - Class B2	6,227	16,665	(10,438)	8,003	17,987	(9,984)

DWS Small Mid Cap Value VIP - Class B	13,790	31,760	(17,970)	20,960	29,082	(8,122)

EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	12,232	6,506	5,726	18,868	5,585	13,283

EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB	20,658	12,429	8,229	26,390	10,082	16,308

EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	4,642	4,865	(223)	1,801	24,531	(22,730)

EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	5,827	6,913	(1,086)	22,796	6,572	16,224

EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	44,527	25,683	18,844	17,550	10,079	7,471

Equity Income Account - Class 1	253,647	1,295,375	(1,041,728)	323,646	1,377,916	(1,054,270)

Equity Income Account - Class 2	177,437	118,413	59,024	310,628	143,390	167,238

Fidelity VIP Contrafund® Portfolio - Service Class	7,441	120,560	(113,119)	12,244	87,990	(75,746)

Fidelity VIP Contrafund® Portfolio - Service Class 2	349,216	420,942	(71,726)	299,733	276,976	22,757

Fidelity VIP Energy Portfolio - Service Class 2	183,546	168,060	15,486	206,771	37,347	169,424

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Fidelity VIP Equity-Income Portfolio - Service Class 2	21,516	126,570	(105,054)	30,135	183,931	(153,796)

Fidelity VIP Freedom 2020 Portfolio - Service Class 2	158,992	21,332	137,660	31,487	47,188	(15,701)

Fidelity VIP Freedom 2030 Portfolio - Service Class 2	75,103	47,055	28,048	63,993	51,572	12,421

Fidelity VIP Freedom 2040 Portfolio - Service Class 2	58,267	5,940	52,327	33,586	25,536	8,050

Fidelity VIP Freedom 2050 Portfolio - Service Class 2	42,579	12,049	30,530	16,290	47,312	(31,022)

Fidelity VIP Government Money Market Portfolio - Initial Class	3,148,614	2,876,089	272,525	3,630,979	3,005,742	625,237

Fidelity VIP Government Money Market Portfolio - Service Class 2	8,369,322	7,810,755	558,567	7,487,300	5,773,766	1,713,534

Fidelity VIP Growth Portfolio - Service Class	8,789	44,466	(35,677)	5,780	59,829	(54,049)

Fidelity VIP Growth Portfolio - Service Class 2	11,216	54,666	(43,450)	21,831	47,225	(25,394)

Fidelity VIP Health Care Portfolio - Service Class 2	59,183	9,142	50,041	59,678	28,579	31,099

Fidelity VIP Mid Cap Portfolio - Service Class	6,019	6,019	—	—	—	—

Fidelity VIP Mid Cap Portfolio - Service Class 2	95,863	145,055	(49,192)	99,674	167,900	(68,226)

Fidelity VIP Overseas Portfolio - Service Class 2	149,482	264,507	(115,025)	156,806	144,702	12,104

Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	9,562	29,952	(20,390)	27,195	18,557	8,638

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	142,879	28,693	114,186	187,785	83,667	104,118

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4	120,463	94,051	26,412	132,811	78,049	54,762

Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	6,774	25,287	(18,513)	23,267	42,580	(19,313)

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	118,040	77,141	40,899	387,392	371,882	15,510

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	72,098	73,614	(1,516)	35,150	67,659	(32,509)

Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2	17	1,103	(1,086)	4,673	5,839	(1,166)

Global Emerging Markets Account - Class 1	44,005	186,866	(142,861)	110,786	173,270	(62,484)

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	9,820	53,274	(43,454)	13,134	55,572	(42,438)

Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	25,120	25,324	(204)	54,658	24,007	30,651

Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares	1,546	7,415	(5,869)	10,055	2,939	7,116

Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	4,503	33,388	(28,885)	8,384	35,418	(27,034)

Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	18,120	9,331	8,789	14,055	15,813	(1,758)

Government & High Quality Bond Account - Class 1	454,422	1,291,905	(837,483)	475,739	1,373,131	(897,392)

Guggenheim Investments VIF Global Managed Futures Strategy Fund	5,887	143,346	(137,459)	288,776	145,705	143,071

Guggenheim Investments VIF Long Short Equity Fund	8,277	12,521	(4,244)	9,039	7,243	1,796

Guggenheim Investments VIF Multi-Hedge Strategies Fund	2,736	26,025	(23,289)	21,738	7,516	14,222

Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	182,915	171,163	11,752	305,846	145,544	160,302

Invesco V.I. American Franchise Fund - Series I Shares	9,531	15,468	(5,937)	6,059	13,582	(7,523)

Invesco V.I. American Value Fund - Series I Shares	15,809	74,602	(58,793)	14,535	81,209	(66,674)

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	58,412	54,983	3,429	33,818	12,550	21,268

Invesco V.I. Core Equity Fund - Series I Shares	6,264	60,250	(53,986)	7,648	64,208	(56,560)

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	1,249	16,795	(15,546)	3,204	5,558	(2,354)

Invesco V.I. EQV International Equity Fund - Series I Shares	14,160	81,330	(67,170)	42,747	62,726	(19,979)

Invesco V.I. EQV International Equity Fund - Series II Shares	60,091	51,025	9,066	57,840	22,662	35,178

Invesco V.I. Health Care Fund - Series I Shares	9,146	34,439	(25,293)	22,489	41,775	(19,286)

Invesco V.I. Health Care Fund - Series II Shares	22,247	65,337	(43,090)	63,832	97,928	(34,096)

Invesco V.I. Main Street Small Cap Fund - Series II Shares	2,346	641	1,705	418	2,922	(2,504)

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Invesco V.I. Small Cap Equity Fund - Series I Shares	8,892	34,762	(25,870)	14,689	32,832	(18,143)

Invesco V.I. Technology Fund - Series I Shares	26,329	27,950	(1,621)	13,658	23,163	(9,505)

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	10,780	188	10,592	6,667	1,692	4,975

Janus Henderson Series Balanced Portfolio - Service Shares	222,078	68,683	153,395	273,695	137,270	136,425

Janus Henderson Series Enterprise Portfolio - Service Shares	4,988	35,536	(30,548)	5,525	22,789	(17,264)

Janus Henderson Series Flexible Bond Portfolio - Service Shares	241,855	149,893	91,962	208,612	179,230	29,382

Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares	62,584	43,273	19,311	113,043	157,901	(44,858)

LargeCap Growth Account I - Class 1	188,979	383,253	(194,274)	194,613	409,062	(214,449)

LargeCap S&P 500 Index Account - Class 1	152,306	517,170	(364,864)	334,399	534,432	(200,033)

LargeCap S&P 500 Index Account - Class 2	607,882	606,578	1,304	735,628	437,534	298,094

MFS® International Intrinsic Value Portfolio - Service Class	76,977	113,743	(36,766)	107,494	179,155	(71,661)

MFS® New Discovery Series - Service Class	43,653	63,988	(20,335)	68,540	77,920	(9,380)

MFS® Utilities Series - Service Class	74,473	192,177	(117,704)	241,615	159,297	82,318

MFS® Value Series - Service Class	7,572	44,362	(36,790)	30,211	32,227	(2,016)

MidCap Account - Class 1	39,048	274,640	(235,592)	70,198	256,672	(186,474)

MidCap Account - Class 2	290,702	189,933	100,769	564,750	185,174	379,576

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	14,031	39,143	(25,112)	21,252	44,996	(23,744)

Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	928	33,488	(32,560)	5,634	32,344	(26,710)

Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares	13,412	676	12,736	9,091	303	8,788

PIMCO VIT All Asset Portfolio - Administrative Class	2,299	25,443	(23,144)	5,534	27,304	(21,770)

PIMCO VIT All Asset Portfolio - Advisor Class	2,719	2,891	(172)	17,047	9,321	7,726

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

PIMCO VIT CommodityRealReturn® Strategy Portfolio - M Class	6,573	49,646	(43,073)	61,685	31,584	30,101

PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class	19,546	16,030	3,516	71,514	10,188	61,326

PIMCO VIT High Yield Portfolio - Administrative Class	266,674	316,768	(50,094)	324,261	358,485	(34,224)

PIMCO VIT Low Duration Portfolio - Advisor Class	339,669	258,378	81,291	335,240	250,374	84,866

PIMCO VIT Total Return Portfolio - Administrative Class	396,392	433,865	(37,473)	522,213	539,146	(16,933)

Principal Capital Appreciation Account - Class 1	56,348	472,310	(415,962)	94,135	490,260	(396,125)

Principal Capital Appreciation Account - Class 2	110,196	110,507	(311)	143,034	88,109	54,925

Principal LifeTime 2020 Account - Class 1	27,859	449,403	(421,544)	41,327	498,712	(457,385)

Principal LifeTime 2030 Account - Class 1	41,996	247,260	(205,264)	47,670	400,192	(352,522)

Principal LifeTime 2040 Account - Class 1	10,383	58,040	(47,657)	15,535	107,024	(91,489)

Principal LifeTime 2050 Account - Class 1	3,374	76,425	(73,051)	3,056	72,739	(69,683)

Principal LifeTime Strategic Income Account - Class 1	669,503	138,346	531,157	10,352	119,268	(108,916)

U.S. LargeCap Buffer April Account - Class 2	6,459,072	4,532,432	1,926,640	—	—	—

U.S. LargeCap Buffer January Account - Class 2	5,040,564	2,668,875	2,371,689	2,560,113	—	2,560,113

U.S. LargeCap Buffer July Account - Class 2	7,375,372	5,298,230	2,077,142	2,866,627	381,325	2,485,302

U.S. LargeCap Buffer October Account - Class 2	938,321	1,034,058	(95,737)	2,513,255	903,150	1,610,105

Real Estate Securities Account - Class 1	33,835	118,058	(84,223)	35,518	119,775	(84,257)

Real Estate Securities Account - Class 2	99,848	85,218	14,630	196,158	134,504	61,654

Rydex VI Basic Materials Fund	7,334	4,837	2,497	11,495	13,800	(2,305)

Rydex VI Commodities Strategy Fund	46,400	164,468	(118,068)	343,512	238,275	105,237

Rydex VI NASDAQ 100 Fund	33,494	113,422	(79,928)	114,388	133,812	(19,424)

SAM Balanced Portfolio - Class 1	227,561	2,403,947	(2,176,386)	347,049	2,453,725	(2,106,676)

SAM Balanced Portfolio - Class 2	250,229	394,350	(144,121)	688,871	352,297	336,574

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

SAM Conservative Balanced Portfolio - Class 1	120,770	775,129	(654,359)	131,044	814,388	(683,344)

SAM Conservative Balanced Portfolio - Class 2	159,088	137,219	21,869	338,011	294,463	43,548

SAM Conservative Growth Portfolio - Class 1	97,467	701,529	(604,062)	132,387	559,235	(426,848)

SAM Conservative Growth Portfolio - Class 2	319,872	341,707	(21,835)	253,196	259,919	(6,723)

SAM Flexible Income Portfolio - Class 1	110,964	960,531	(849,567)	177,450	1,301,669	(1,124,219)

SAM Flexible Income Portfolio - Class 2	382,212	358,138	24,074	598,421	902,566	(304,145)

SAM Strategic Growth Portfolio - Class 1	164,861	427,220	(262,359)	212,433	464,883	(252,450)

SAM Strategic Growth Portfolio - Class 2	163,291	163,628	(337)	144,504	245,031	(100,527)

Short-Term Income Account - Class 1	334,170	1,000,919	(666,749)	360,643	1,522,447	(1,161,804)

SmallCap Account - Class 1	92,006	351,134	(259,128)	119,888	410,523	(290,635)

SmallCap Account - Class 2	42,480	52,881	(10,401)	72,060	45,888	26,172

T. Rowe Price Blue Chip Growth Portfolio - II	349,976	359,143	(9,167)	394,278	258,280	135,998

T. Rowe Price Health Sciences Portfolio - II	8,231	49,288	(41,057)	13,311	54,733	(41,422)

The Merger Fund VL	3,469	9,525	(6,056)	3,458	4,641	(1,183)

TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares	4,585	7,648	(3,063)	5,622	2,901	2,721

TOPS® Balanced ETF Portfolio - Investor Class Shares	88,773	32,880	55,893	58,858	27,044	31,814

TOPS® Conservative ETF Portfolio - Investor Class Shares	26,718	15,089	11,629	26,864	11,883	14,981

TOPS® Growth ETF Portfolio - Investor Class Shares	51,049	9,695	41,354	12,088	30,783	(18,695)

TOPS® Moderate Growth ETF Portfolio - Investor Class Shares	24,778	6,858	17,920	22,825	3,760	19,065

VanEck VIP Trust Global Gold Fund - Class S Shares	17,149	4,621	12,528	41,675	4,617	37,058

VanEck VIP Trust Global Resources Fund - Class S Shares	71,871	156,376	(84,505)	176,940	153,226	23,714

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2023, 2022, 2021, 2020 and 2019 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

AllianceBernstein VPS Discovery Value Portfolio - Class A:
2023 (14)	153	$20.68	to	$19.20	$3,120	1.04%	1.30%	to	2.00%	15.66%	to	14.83%
2022	205	17.88	to	$16.72	$3,625	1.07%	1.30%	to	2.00%	(16.72)%	to	(17.27)%
2021	259	21.47	to	$20.21	$5,481	0.80%	1.30%	to	2.00%	34.19%	to	33.22%
2020	256	16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%

AllianceBernstein VPS Small Cap Growth Portfolio - Class A:
2023	51	$52.48	to	$46.72	$2,662	—%	1.40%	to	2.00%	16.39%	to	15.67%
2022	60	$45.09	to	$40.39	$2,704	—%	1.40%	to	2.00%	(39.94)%	to	(40.30)%
2021	63	$75.08	to	$67.65	$4,755	—%	1.40%	to	2.00%	7.94%	to	7.30%
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%

Alps Global Opportunity Portfolio - Class III:
2023 (15)	57	$14.39	to	$16.40	$837	—%	0.75%	to	1.40%	27.80%	to	27.03%
2022	71	$11.26	to	$12.91	$826	11.47%	0.75%	to	1.40%	(29.45)%	to	(29.91)%
2021	82	$15.96	to	$18.42	$1,341	5.54%	0.75%	to	1.40%	23.05%	to	22.23%
2020	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%

American Century VP Capital Appreciation Fund - Class I:
2023	52	$21.54	to	$20.32	$1,126	—%	1.40%	to	2.00%	19.01%	to	18.28%
2022	65	$18.10	to	$17.18	$1,179	—%	1.40%	to	2.00%	(29.10)%	to	(29.53)%
2021	66	$25.53	to	$24.38	$1,680	—%	1.40%	to	2.00%	9.62%	to	8.99%
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
American Century VP Disciplined Core Value Fund - Class I:
2023	270	$33.33	to	$26.56	$8,414	1.53%	0.85%	to	1.90%	7.72%	to	6.62%
2022	293	$30.94	to	$24.91	$8,517	1.75%	0.85%	to	1.90%	(13.45)%	to	(14.37)%
2021	334	$35.75	to	$29.09	$11,250	1.07%	0.85%	to	1.90%	22.60%	to	21.31%
2020	367	$29.16	to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$26.30	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%

American Century VP Inflation Protection Fund - Class II:
2023	1,931	$10.79	to	$12.03	$24,801	3.27%	0.75%	to	2.00%	2.66%	to	1.35%
2022	2,096	$10.51	to	$11.87	$26,308	5.01%	0.75%	to	2.00%	(13.71)%	to	(14.79)%
2021	2,308	$12.18	to	$13.93	$34,358	3.10%	0.75%	to	2.00%	5.45%	to	4.19%
2020	2,370	$11.55	to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%

American Century VP Mid Cap Value Fund - Class II:
2023	171	$33.49	to	$30.54	$5,657	2.17%	1.30%	to	2.00%	4.66%	to	3.91%
2022	227	$32.00	to	$29.39	$7,195	2.12%	1.30%	to	2.00%	(2.65)%	to	(3.32)%
2021	257	$32.87	to	$30.40	$8,348	1.01%	1.30%	to	2.00%	21.43%	to	20.59%
2020	298	$27.07	to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%

American Century VP Ultra Fund - Class I:
2023	72	$49.76	to	$43.45	$3,569	—%	1.30%	to	1.90%	41.65%	to	40.84%
2022	81	$35.13	to	$30.85	$2,840	—%	1.30%	to	1.90%	(33.24)%	to	(33.66)%
2021	91	$52.62	to	$46.50	$4,766	—%	1.30%	to	1.90%	21.55%	to	20.84%
2020	110	$43.29	to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27	to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%

American Century VP Ultra Fund - Class II:
2023	311	$57.20	to	$50.93	$17,801	—%	1.40%	to	2.00%	41.27%	to	40.46%
2022	418	$40.49	to	$36.26	$16,923	—%	1.40%	to	2.00%	(33.39)%	to	(33.81)%
2021	439	$60.79	to	$54.78	$26,603	—%	1.40%	to	2.00%	21.29%	to	20.58%
2020	566	$50.12	to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99	to	$31.00	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%

American Century VP Value Fund - Class II:
2023	573	$15.34	to	$32.85	$15,213	2.23%	0.75%	to	1.90%	8.18%	to	7.00%
2022	555	$14.18	to	$30.70	$14,532	1.94%	0.75%	to	1.90%	(0.42)%	to	(1.60)%
2021	535	$14.24	to	$31.20	$15,467	1.59%	0.75%	to	1.90%	23.40%	to	21.97%
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	—%	to	(1.08)%
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%	to	24.57%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares:
2023	74	$13.20	to	$12.45	$980	6.78%	1.30%	to	1.90%	11.02%	to	10.27%
2022	80	$11.89	to	$11.29	$945	6.77%	1.30%	to	1.90%	(10.40)%	to	(10.96)%
2021	116	$13.27	to	$12.68	$1,535	4.49%	1.30%	to	1.90%	7.02%	to	6.38%
2020	106	$12.40	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%

American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares:
2023	142	$16.74	to	$15.87	$2,347	2.24%	1.30%	to	2.00%	12.80%	to	12.00%
2022	145	$14.84	to	$14.17	$2,130	1.92%	1.30%	to	2.00%	(14.52)%	to	(15.10)%
2021	147	$17.36	to	$16.69	$2,536	1.46%	1.30%	to	2.00%	13.61%	to	12.77%
2020	178	$15.28	to	$14.80	$2,679	1.65%	1.30%	to	2.00%	10.97%	to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%	to	18.76%

American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares:
2023	1,542	$14.09	to	$16.00	$21,861	2.09%	0.75%	to	1.40%	13.17%	to	12.44%
2022	1,449	$12.45	to	$14.23	$18,230	1.77%	0.75%	to	1.40%	(14.32)%	to	(14.84)%
2021	1,224	$14.53	to	$16.71	$18,082	1.52%	0.75%	to	1.40%	13.96%	to	13.21%
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%	to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%	to	19.21%

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares:
2023	87	$15.64	to	$12.71	$1,208	0.26%	1.30%	to	2.00%	14.66%	to	13.89%
2022	96	$13.64	to	$11.16	$1,174	—%	1.30%	to	2.00%	(30.48)%	to	(30.98)%
2021	103	$19.62	to	$16.17	$1,802	—%	1.30%	to	2.00%	5.37%	to	4.66%
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%	to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%	to	28.84%

American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares:
2023	273	$12.39	to	$14.58	$3,440	0.03%	0.75%	to	1.40%	14.94%	to	14.17%
2022	283	$10.78	to	$12.77	$3,111	—%	0.75%	to	1.40%	(30.23)%	to	(30.67)%
2021	247	$15.45	to	$18.42	$3,932	—%	0.75%	to	1.40%	5.60%	to	4.96%
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%	to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%	to	29.44%

American Funds Insurance Series Managed Risk Asset Allocation Fund - Class P2 Shares:
2023	628	$12.38	to	$13.48	$7,830	1.83%	0.75%	to	1.40%	9.46%	to	8.71%
2022	585	$11.31	to	$12.40	$6,675	2.15%	0.75%	to	1.40%	(14.64)%	to	(15.18)%
2021	499	$13.25	to	$14.62	$6,678	1.31%	0.75%	to	1.40%	11.72%	to	10.93%
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares:
2023	428	$15.81	to	$18.80	$6,911	0.57%	0.75%	to	1.40%	22.56%	to	21.76%
2022	437	$12.90	to	$15.44	$5,791	1.52%	0.75%	to	1.40%	(25.43)%	to	(25.91)%
2021	330	$17.30	to	$20.84	$5,945	0.57%	0.75%	to	1.40%	12.05%	to	11.32%
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%

American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares:
2023	49	$8.87	to	$9.02	$438	1.67%	0.75%	to	1.40%	5.47%	to	4.76%
2022	57	$8.41	to	$8.61	$498	3.21%	0.75%	to	1.40%	(16.15)%	to	(16.73)%
2021	37	$10.03	to	$10.34	$385	0.54%	0.75%	to	1.40%	(4.84)%	to	(5.48)%
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%

American Funds Insurance Series - New World Fund - Class 2 Shares:
2023	102	$13.89	to	$13.43	$1,429	1.38%	1.30%	to	2.00%	14.51%	to	13.72%
2022	121	$12.13	to	$11.81	$1,485	1.32%	1.30%	to	2.00%	(23.08)%	to	(23.66)%
2021	131	$15.77	to	$15.47	$2,087	0.83%	1.30%	to	2.00%	3.55%	to	2.86%
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%

American Funds Insurance Series - New World Fund - Class 4 Shares:
2023	539	$12.27	to	$13.31	$6,692	1.25%	0.75%	to	1.40%	14.89%	to	14.05%
2022	528	$10.68	to	$11.67	$5,736	1.16%	0.75%	to	1.40%	(22.89)%	to	(23.37)%
2021	438	$13.85	to	$15.23	$6,201	0.73%	0.75%	to	1.40%	3.90%	to	3.18%
2020	266	$13.33	to	$14.76	$3,684	0.04%	0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75%	to	1.40%	27.93%	to	26.99%

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares:
2023	151	$19.76	to	$18.74	$2,950	1.77%	1.30%	to	2.00%	15.76%	to	14.97%
2022	188	$17.07	to	$16.30	$3,173	1.83%	1.30%	to	2.00%	(9.63)%	to	(10.24)%
2021	227	$18.89	to	$18.16	$4,240	1.44%	1.30%	to	2.00%	26.19%	to	25.24%
2020	241	$14.97	to	$14.50	$3,563	1.79%	1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30%	to	2.00%	19.83%	to	18.97%

American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares:
2023	877	$16.10	to	$19.64	$14,365	1.74%	0.75%	to	1.40%	16.08%	to	15.33%
2022	820	$13.87	to	$17.03	$11,641	1.77%	0.75%	to	1.40%	(9.35)%	to	(9.94)%
2021	776	$15.30	to	$18.91	$12,244	1.33%	0.75%	to	1.40%	26.55%	to	25.73%
2020	684	$12.09	to	$15.04	$8,606	1.68%	0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75%	to	1.40%	20.11%	to	19.35%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III:
2023	902	$13.92	to	$13.58	$12,582	2.07%	0.75%	to	2.00%	14.38%	to	12.98%
2022	679	$12.17	to	$12.02	$8,275	2.35%	0.75%	to	2.00%	(15.66)%	to	(16.70)%
2021	416	$—	to	$14.43	$6,037	2.54%	0.75%	to	2.00%	10.91%	to	9.48%
2020	119	$13.01	to	$13.18	$1,575	1.81%	0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%	0.75%	to	2.00%	20.25%	to	18.79%

BlackRock Advantage SMID Cap V.I. Fund - Class III:
2023	152	$15.59	to	$18.17	$2,414	1.92%	0.75%	to	1.40%	17.75%	to	17.00%
2022	165	$13.24	to	$15.53	$2,237	1.81%	0.75%	to	1.40%	(17.30)%	to	(17.87)%
2021	148	$16.01	to	$18.91	$2,453	1.28%	0.75%	to	1.40%	12.51%	to	11.76%
2020	124	$14.23	to	$16.92	$1,854	2.00%	0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75%	to	1.40%	27.72%	to	26.90%

BlackRock Global Allocation V.I. Fund - Class III:
2023	289	$12.76	to	$12.28	$3,703	2.51%	0.75%	to	2.00%	11.64%	to	10.23%
2022	307	$11.43	to	$11.14	$3,528	—%	0.75%	to	2.00%	(16.69)%	to	(17.73)%
2021	300	$13.72	to	$13.54	$4,163	0.90%	0.75%	to	2.00%	5.62%	to	4.31%
2020	178	$12.99	to	$12.98	$2,356	1.36%	0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75%	to	2.00%	16.81%	to	15.35%

Blue Chip Account - Class 3:
2023	1,360	$10.54	to	$10.21	$14,290	—%	0.75%	to	2.00%	37.96%	to	36.32%
2022	1,011	$7.64	to	$7.49	$7,707	—%	0.75%	to	2.00%	(31.72)%	to	(32.58)%
2021 (8)	625	$11.19	to	$11.11	$6,985	—%	0.75%	to	2.00%	12.01%	to	11.21%

BNY Mellon IP MidCap Stock Portfolio - Service Shares:
2023	88	$13.72	to	$15.18	$1,227	0.49%	0.75%	to	1.40%	17.16%	to	16.32%
2022	74	$11.71	to	$13.05	$891	0.44%	0.75%	to	1.40%	(14.96)%	to	(15.48)%
2021	68	$13.77	to	$15.44	$974	0.43%	0.75%	to	1.40%	24.62%	to	23.82%
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%	to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%	to	18.25%

BNY Mellon IP Technology Growth Portfolio - Service Shares:
2023	118	$62.97	to	$56.06	$7,424	—%	1.40%	to	2.00%	56.80%	to	55.85%
2022	137	$40.16	to	$35.97	$5,492	—%	1.40%	to	2.00%	(47.26)%	to	(47.57)%
2021	157	$76.15	to	$68.61	$11,867	—%	1.40%	to	2.00%	11.07%	to	10.41%
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%	to	66.19%
2019	213	$41.00	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%	to	23.03%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Calvert VP EAFE International Index Portfolio - Class F:
2023	388	$11.84	to	$12.42	$4,601	3.14%	0.75%	to	1.40%	16.65%	to	15.97%
2022	324	$10.15	to	$10.71	$3,302	3.72%	0.75%	to	1.40%	(15.42)%	to	(15.93)%
2021	263	$12.00	to	$12.74	$3,163	1.86%	0.75%	to	1.40%	9.89%	to	9.08%
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%	to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%	to	19.28%

Calvert VP Investment Grade Bond Index Portfolio - Class F:
2023	530	$10.15	to	$9.79	$5,380	2.96%	0.75%	to	1.40%	4.42%	to	3.71%
2022	484	$9.72	to	$9.44	$4,700	2.83%	0.75%	to	1.40%	(13.45)%	to	(13.95)%
2021	449	$11.23	to	$10.97	$5,039	2.66%	0.75%	to	1.40%	(2.77)%	to	(3.43)%
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%	to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%	to	6.64%

Calvert VP Nasdaq 100 Index Portfolio - Class F:
2023	228	$13.29	to	$13.03	$3,024	0.44%	0.75%	to	2.00%	52.93%	to	50.98%
2022 (9)	40	$8.69	to	$8.63	$348	0.34%	0.75%	to	2.00%	(13.45)%	to	(14.04)%

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2023	521	$13.26	to	$16.74	$7,029	0.91%	0.75%	to	1.40%	15.40%	to	14.74%
2022	483	$11.49	to	$14.59	$5,673	0.85%	0.75%	to	1.40%	(21.25)%	to	(21.73)%
2021	430	$14.59	to	$18.64	$6,438	0.81%	0.75%	to	1.40%	13.45%	to	12.70%
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%	to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%	to	23.14%

Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2023	620	$15.16	to	$18.97	$9,599	1.27%	0.75%	to	1.40%	15.02%	to	14.28%
2022	560	$13.18	to	$16.60	$7,598	0.95%	0.75%	to	1.40%	(14.19)%	to	(14.70)%
2021	548	$15.36	to	$19.46	$8,698	0.86%	0.75%	to	1.40%	23.27%	to	22.47%
2020	462	$12.46	to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%	to	11.51%
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%	to	23.81%

Clearbridge Variable Small Cap Growth Portfolio - Class II Shares:
2023	310	$14.37	to	$17.81	$4,528	—%	0.75%	to	1.40%	7.32%	to	6.65%
2022	312	$13.39	to	$16.70	$4,287	—%	0.75%	to	1.40%	(29.56)%	to	(30.01)%
2021	296	$19.01	to	$23.86	$5,878	—%	0.75%	to	1.40%	11.50%	to	10.77%
2020	199	$17.05	to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%	to	40.88%
2019	157	$12.02	to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%	to	24.82%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Columbia VP - Limited Duration Credit Fund - Class 2:
2023	503	$10.87	to	$9.77	$5,430	3.00%	0.75%	to	2.00%	5.84%	to	4.49%
2022	492	$10.27	to	$9.35	$5,011	0.53%	0.75%	to	2.00%	(7.06)%	to	(8.15)%
2021	486	$11.05	to	$10.18	$5,304	1.47%	0.75%	to	2.00%	(1.60)%	to	(2.86)%
2020	331	$11.23	to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%	to	3.46%
2019	39	$10.71	to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%	to	5.41%

Columbia VP - Small Cap Value Fund - Class 2:
2023	276	$15.10	to	$18.85	$4,246	0.42%	0.75%	to	1.40%	20.70%	to	19.99%
2022	239	$12.51	to	$15.71	$3,052	0.48%	0.75%	to	1.40%	(9.61)%	to	(10.23)%
2021	211	$13.84	to	$17.50	$3,001	0.52%	0.75%	to	1.40%	27.79%	to	27.00%
2020	112	$10.83	to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%	to	7.07%
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%	to	19.28%

Core Plus Bond Account - Class 1:
2023	3,818	$3.16	to	$21.14	$75,769	2.86%	0.39%	to	2.00%	4.90%	to	3.27%
2022	4,145	$3.01	to	$20.47	$80,270	3.02%	0.38%	to	2.00%	(14.49)%	to	(15.83)%
2021	4,799	$3.53	to	$24.32	$110,485	2.61%	0.47%	to	2.00%	(0.87)%	to	(2.41)%
2020	5,323	$3.56	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	9.09%	to	7.37%
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%	to	7.65%

Delaware VIP Small Cap Value Series - Service Class:
2023	90	$19.26	to	$17.88	$1,717	0.66%	1.30%	to	2.00%	7.66%	to	6.94%
2022	116	$17.89	to	$16.72	$2,051	0.54%	1.30%	to	2.00%	(13.45)%	to	(14.12)%
2021	143	$20.67	to	$19.47	$2,932	0.63%	1.30%	to	2.00%	32.25%	to	31.38%
2020	147	$15.63	to	$14.82	$2,264	1.06%	1.30%	to	2.00%	(3.46)%	to	(4.08)%
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30%	to	2.00%	26.09%	to	25.20%

Diversified Balanced Account - Class 1:
2023	1,272	$14.26	to	$13.11	$17,459	1.99%	0.36%	to	1.90%	13.47%	to	12.05%
2022	1,429	$12.72	to	$11.70	$17,372	2.45%	0.39%	to	1.90%	(15.20)%	to	(16.49)%
2021	1,611	$15.00	to	$14.01	$23,297	2.14%	0.46%	to	1.90%	10.60%	to	9.03%
2020	1,771	$13.57	to	$12.85	$23,344	2.30%	0.45%	to	1.90%	12.48%	to	10.78%
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46%	to	1.90%	17.93%	to	16.23%

Diversified Balanced Account - Class 2:
2023	34,637	$13.59	to	$18.99	$701,275	1.71%	1.40%	to	2.00%	12.29%	to	11.64%
2022	39,507	$12.10	to	$17.01	$715,956	2.12%	1.40%	to	2.00%	(16.29)%	to	(16.78)%
2021	44,424	$14.46	to	$20.44	$963,138	1.88%	1.40%	to	2.00%	9.30%	to	8.61%
2020	49,273	$13.23	to	$18.82	$979,709	2.08%	1.40%	to	2.00%	11.05%	to	10.38%
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40%	to	2.00%	16.55%	to	15.91%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Diversified Balanced Managed Volatility Account - Class 2:
2023	9,138	$13.12	to	$14.06	$134,075	1.56%	0.75%	to	2.00%	12.23%	to	10.88%
2022	10,707	$11.69	to	$12.68	$141,391	2.67%	0.75%	to	2.00%	(15.29)%	to	(16.30)%
2021	11,703	$13.80	to	$15.15	$184,037	1.72%	0.75%	to	2.00%	9.18%	to	7.75%
2020	12,733	$12.64	to	$14.06	$185,112	1.89%	0.75%	to	2.00%	11.17%	to	9.76%
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75%	to	2.00%	16.62%	to	15.20%

Diversified Balanced Volatility Control Account - Class 2:
2023	18,843			$12.81	$241,388	1.31%			1.40%			11.49%
2022	18,030			$11.49	$207,131	1.66%			1.40%			(14.95)%
2021	17,008			$13.51	$229,833	1.32%			1.40%			8.51%
2020	14,823			$12.45	$184,530	1.56%			1.40%			7.33%
2019	12,527			$11.60	$145,328	0.95%			1.40%			13.84%

Diversified Growth Account - Class 2:
2023	129,723	$14.92	to	$22.65	$3,077,826	1.61%	1.40%	to	2.00%	14.98%	to	14.28%
2022	146,105	$12.98	to	$19.82	$3,045,205	2.07%	1.40%	to	2.00%	(16.84)%	to	(17.35)%
2021	157,551	$15.61	to	$23.98	$3,973,661	1.74%	1.40%	to	2.00%	13.18%	to	12.53%
2020	172,151	$13.79	to	$21.31	$3,852,816	1.95%	1.40%	to	2.00%	12.17%	to	11.45%
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40%	to	2.00%	19.53%	to	18.83%

Diversified Growth Managed Volatility Account - Class 2:
2023	17,930	$14.05	to	$15.72	$293,489	1.39%	0.75%	to	2.00%	14.79%	to	13.26%
2022	20,343	$12.24	to	$13.88	$292,924	2.88%	0.75%	to	2.00%	(15.76)%	to	(16.79)%
2021	22,587	$14.53	to	$16.68	$388,997	1.56%	0.75%	to	2.00%	12.81%	to	11.50%
2020	24,558	$12.88	to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%	to	10.81%
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75%	to	2.00%	19.33%	to	17.80%

Diversified Growth Volatility Control - Class 2:
2023	103,753			$13.88	$1,440,206	1.22%			1.40%			13.68%
2022	98,089			$12.21	$1,197,194	1.63%			1.40%			(14.97)%
2021	88,928			$14.36	$1,277,225	1.20%			1.40%			12.28%
2020	77,836			$12.79	$995,441	1.54%			1.40%			7.48%
2019	64,303			$11.90	$765,294	0.97%			1.40%			15.87%

Diversified Income Account - Class 2:
2023	17,572	$12.32	to	$14.19	$246,927	1.74%	1.40%	to	2.00%	9.65%	to	8.99%
2022	19,642	$11.24	to	$13.02	$254,403	2.10%	1.40%	to	2.00%	(15.73)%	to	(16.22)%
2021	21,020	$13.33	to	$15.54	$326,042	1.85%	1.40%	to	2.00%	5.51%	to	4.79%
2020	21,807	$12.64	to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%	to	9.12%
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%	to	12.87%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Diversified International Account - Class 1:
2023	2,527	$4.82	to	$32.56	$75,288	1.24%	0.39%	to	2.00%	16.96%	to	15.13%
2022	2,862	$4.12	to	$28.28	$75,371	2.60%	0.37%	to	2.00%	(20.33)%	to	(21.60)%
2021	3,079	$5.17	to	$36.07	$102,535	1.29%	0.44%	to	2.00%	9.29%	to	7.58%
2020	3,407	$4.73	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.68%	to	13.85%
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%	to	20.25%

DWS Alternative Asset Allocation VIP - Class B:
2023	19	$12.00	to	$10.87	$224	6.71%	0.75%	to	1.40%	4.90%	to	4.22%
2022	20	$11.44	to	$10.43	$221	7.87%	0.75%	to	1.40%	(8.41)%	to	(8.99)%
2021	9	$12.49	to	$11.46	$108	1.56%	0.75%	to	1.40%	11.52%	to	10.72%
2020	5	$11.20	to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%	to	3.92%
2019	4	$10.72	to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%	to	12.67%

DWS Equity 500 Index VIP - Class B2:
2023	128	$18.38	to	$23.34	$2,676	1.01%	0.75%	to	1.40%	24.53%	to	23.75%
2022	138	$14.76	to	$18.86	$2,327	0.85%	0.75%	to	1.40%	(19.21)%	to	(19.78)%
2021	148	$18.27	to	$23.51	$3,106	1.10%	0.75%	to	1.40%	26.88%	to	26.06%
2020	171	$14.40	to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%	to	16.05%
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%	to	28.77%

DWS Small Mid Cap Value VIP - Class B:
2023	103	$12.27	to	$15.31	$1,442	0.85%	0.75%	to	2.00%	13.72%	to	12.33%
2022	120	$10.79	to	$13.63	$1,512	0.47%	0.75%	to	2.00%	(16.74)%	to	(17.79)%
2021	129	$12.96	to	$16.58	$1,968	0.80%	0.75%	to	2.00%	29.08%	to	27.44%
2020	107	$10.04	to	$13.01	$1,307	1.21%	0.75%	to	2.00%	(1.86)%	to	(3.06)%
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75%	to	2.00%	20.07%	to	18.55%

EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB:
2023	80	$13.39	to	$12.65	$1,065	2.57%	0.75%	to	2.00%	12.90%	to	11.45%
2022	74	$11.86	to	$11.35	$876	1.20%	0.75%	to	2.00%	(21.61)%	to	(22.53)%
2021	61	$15.13	to	$14.65	$916	18.41%	0.75%	to	2.00%	0.27%	to	(0.95)%
2020	12	$15.09	to	$14.79	$181	3.60%	0.75%	to	2.00%	38.06%	to	36.31%
2019 (4)	—	$10.93	to	$10.85	$—	—%	0.75%	to	2.00%	9.30%	to	8.50%

EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB:
2023	42	$15.60	to	$14.73	$660	0.64%	0.75%	to	2.00%	20.18%	to	18.60%
2022	34	$12.98	to	$12.42	$444	0.64%	0.75%	to	2.00%	(11.34)%	to	(12.41)%
2021	18	$14.64	to	$14.18	$262	0.81%	0.75%	to	2.00%	24.17%	to	22.66%
2020	11	$11.79	to	$11.56	$131	1.15%	0.75%	to	2.00%	8.46%	to	7.04%
2019 (4)	5	$10.87	to	$10.80	$55	1.76%	0.75%	to	2.00%	8.70%	to	8.00%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB:
2023	39	$14.09	to	$13.31	$543	0.53%	0.75%	to	2.00%	6.74%	to	5.38%
2022	40	$13.20	to	$12.63	$515	0.13%	0.75%	to	2.00%	(26.50)%	to	(27.37)%
2021	62	$17.96	to	$17.39	$1,111	—%	0.75%	to	2.00%	10.12%	to	8.76%
2020	6	$16.31	to	$15.99	$93	0.11%	0.75%	to	2.00%	49.09%	to	47.24%
2019 (4)	1	$10.94	to	$10.86	$10	0.27%	0.75%	to	2.00%	9.40%	to	8.60%

EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB:
2023	44	$14.33	to	$13.54	$626	1.34%	0.75%	to	2.00%	15.66%	to	14.26%
2022	45	$12.39	to	$11.85	$555	1.18%	0.75%	to	2.00%	(15.14)%	to	(16.20)%
2021	29	$14.60	to	$14.14	$417	1.35%	0.75%	to	2.00%	22.07%	to	20.65%
2020	26	$11.96	to	$11.72	$316	0.72%	0.75%	to	2.00%	10.13%	to	8.72%
2019 (4)	6	$10.86	to	$10.78	$62	3.05%	0.75%	to	2.00%	8.60%	to	7.80%

EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB:
2023	71	$16.93	to	$15.99	$1,187	0.85%	0.75%	to	2.00%	26.53%	to	25.02%
2022	52	$13.38	to	$12.79	$685	0.63%	0.75%	to	2.00%	(22.70)%	to	(23.69)%
2021	45	$17.31	to	$16.76	$760	0.62%	0.75%	to	2.00%	29.37%	to	27.74%
2020	13	$13.38	to	$13.12	$170	1.61%	0.75%	to	2.00%	19.04%	to	17.56%
2019 (4)	1	$11.24	to	$11.16	$17	1.95%	0.75%	to	2.00%	12.40%	to	11.60%

Equity Income Account - Class 1:
2023	6,998	$114.00	to	$25.49	$160,275	2.06%	0.36%	to	2.00%	10.68%	to	9.02%
2022	8,037	$3.66	to	$23.38	$170,635	1.88%	0.43%	to	2.00%	(10.87)%	to	(12.27)%
2021	9,091	$115.63	to	$26.65	$221,633	1.97%	0.45%	to	2.00%	21.88%	to	20.05%
2020	10,278	$3.37	to	$22.20	$215,748	2.02%	0.48%	to	2.00%	5.99%	to	4.32%
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56%	to	2.00%	28.47%	to	26.52%

Equity Income Account - Class 2:
2023	1,026	$15.30	to	$18.87	$16,028	1.96%	0.75%	to	1.40%	10.07%	to	9.39%
2022	967	$13.90	to	$17.25	$13,815	1.85%	0.75%	to	1.40%	(11.35)%	to	(11.94)%
2021	799	$15.68	to	$19.59	$13,076	1.94%	0.75%	to	1.40%	21.17%	to	20.41%
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%

Fidelity VIP Contrafund® Portfolio - Service Class:
2023	567	$56.20	to	$48.93	$31,865	0.37%	1.30%	to	1.90%	31.62%	to	30.86%
2022	680	$42.70	to	$37.39	$29,040	0.39%	1.30%	to	1.90%	(27.33)%	to	(27.78)%
2021	756	$58.76	to	$51.77	$44,413	0.05%	1.30%	to	1.90%	26.07%	to	25.32%
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Fidelity VIP Contrafund® Portfolio - Service Class 2:
2023	1,858	$18.92	to	$47.04	$57,214	0.25%	0.75%	to	2.00%	32.12%	to	30.49%
2022	1,929	$14.32	to	$36.05	$48,745	0.26%	0.75%	to	2.00%	(27.05)%	to	(27.93)%
2021	1,907	$19.63	to	$50.02	$70,397	0.03%	0.75%	to	2.00%	26.56%	to	24.99%
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%

Fidelity VIP Energy Portfolio - Service Class 2:
2023	185	$9.78	to	$9.59	$1,800	2.02%	0.75%	to	2.00%	—%	to	(1.24)%
2022 (9)	169	$9.78	to	$9.71	$1,654	4.89%	0.75%	to	2.00%	(2.30)%	to	(3.00)%

Fidelity VIP Equity-Income Portfolio - Service Class 2:
2023	700	$32.45	to	$28.20	$22,602	1.69%	1.30%	to	2.00%	8.97%	to	8.17%
2022	805	$29.78	to	$26.07	$23,853	1.63%	1.30%	to	2.00%	(6.47)%	to	(7.09)%
2021	959	$31.84	to	$28.06	$30,400	1.65%	1.30%	to	2.00%	22.98%	to	22.11%
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%

Fidelity VIP Freedom 2020 Portfolio - Service Class 2:
2023	314	$12.34	to	$11.98	$3,879	2.78%	0.75%	to	1.40%	11.37%	to	10.62%
2022	177	$11.08	to	$10.83	$1,957	1.86%	0.75%	to	1.40%	(16.63)%	to	(17.14)%
2021	192	$13.29	to	$13.07	$2,555	1.17%	0.75%	to	1.40%	8.49%	to	7.75%
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (4)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Portfolio - Service Class 2:
2023	264	$13.14	to	$12.76	$3,472	2.31%	0.75%	to	1.40%	13.57%	to	12.82%
2022	236	$11.57	to	$11.31	$2,732	1.68%	0.75%	to	1.40%	(17.71)%	to	(18.22)%
2021	224	$14.06	to	$13.83	$3,145	1.22%	0.75%	to	1.40%	11.23%	to	10.55%
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (4)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Fidelity VIP Freedom 2040 Portfolio - Service Class 2:
2023	233	$14.57	to	$14.14	$3,398	1.47%	0.75%	to	1.40%	17.78%	to	16.96%
2022	181	$12.37	to	$12.09	$2,239	1.44%	0.75%	to	1.40%	(19.04)%	to	(19.56)%
2021	173	$15.28	to	$15.03	$2,642	0.88%	0.75%	to	1.40%	16.64%	to	15.88%
2020	107	$13.10	to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%	to	17.38%
2019 (4)	65	$11.09	to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%	to	10.50%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Fidelity VIP Freedom 2050 Portfolio - Service Class 2:
2023	107	$14.64	to	$14.21	$1,559	1.28%	0.75%	to	1.40%	18.35%	to	17.54%
2022	76	$12.37	to	$12.09	$940	1.44%	0.75%	to	1.40%	(19.10)%	to	(19.61)%
2021	107	$15.29	to	$15.04	$1,636	1.05%	0.75%	to	1.40%	16.63%	to	15.87%
2020	34	$13.11	to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%	to	17.36%
2019 (4)	16	$11.10	to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%	to	10.60%

Fidelity VIP Government Money Market Portfolio - Initial Class:
2023	8,986	$1.08	to	$9.54	$36,066	4.76%	0.40%	to	2.00%	4.50%	to	2.91%
2022	8,714	$1.03	to	$9.27	$41,297	1.50%	0.44%	to	2.00%	1.02%	to	(0.64)%
2021	8,089	$1.02	to	$9.33	$31,672	0.01%	0.44%	to	2.00%	(0.41)%	to	(1.89)%
2020	9,086	$1.03	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(0.10)%	to	(1.76)%
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%	to	—

Fidelity VIP Government Money Market Portfolio - Service Class 2:
2023	4,247	$10.47	to	$9.86	$43,839	4.61%	0.75%	to	1.40%	3.87%	to	3.20%
2022	3,689	$10.08	to	$9.55	$36,670	1.50%	0.75%	to	1.40%	0.50%	to	(0.21)%
2021	1,975	$10.03	to	$9.56	$19,569	0.01%	0.75%	to	1.40%	(0.69)%	to	(1.32)%
2020	1,445	$10.10	to	$9.70	$14,427	0.19%	0.75%	to	1.40%	(0.59)%	to	(1.20)%
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%	to	0.40%

Fidelity VIP Growth Portfolio - Service Class:
2023	347	$46.12	to	$40.15	$16,008	0.04%	1.30%	to	1.90%	34.34%	to	33.57%
2022	383	$34.33	to	$30.06	$13,140	0.52%	1.30%	to	1.90%	(25.50)%	to	(25.94)%
2021	437	$46.08	to	$40.59	$20,127	—%	1.30%	to	1.90%	21.52%	to	20.77%
2020	489	$37.92	to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%	to	41.04%
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%	to	31.66%

Fidelity VIP Growth Portfolio - Service Class 2:
2023	191	$61.17	to	$54.46	$11,659	—%	1.40%	to	2.00%	34.00%	to	33.22%
2022	234	$45.65	to	$40.88	$10,667	0.37%	1.40%	to	2.00%	(25.69)%	to	(26.14)%
2021	260	$61.43	to	$55.35	$15,814	—%	1.40%	to	2.00%	21.21%	to	20.48%
2020	301	$50.68	to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%	to	40.70%
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%	to	31.34%

Fidelity VIP Health Care Portfolio - Service Class 2:
2023	81	$11.21	to	$11.00	$909	—%	0.75%	to	2.00%	3.22%	to	2.04%
2022 (9)	31	$10.86	to	$10.78	$338	—%	0.75%	to	2.00%	9.15%	to	8.45%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Fidelity VIP Mid Cap Portfolio - Service Class:
2023	7			$19.93	$133	0.45%			0.95%			13.95%
2022	7			$17.49	$117	0.41%			0.95%			(15.67)%
2021	7			$20.74	$138	0.52%			0.95%			24.34%
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%

Fidelity VIP Mid Cap Portfolio - Service Class 2:
2023	978	$14.40	to	$40.89	$24,044	0.38%	0.75%	to	2.00%	13.92%	to	12.55%
2022	1,027	$12.64	to	$36.33	$23,492	0.26%	0.75%	to	2.00%	(15.62)%	to	(16.66)%
2021	1,095	$14.98	to	$43.59	$31,247	0.36%	0.75%	to	2.00%	24.42%	to	22.82%
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%

Fidelity VIP Overseas Portfolio - Service Class 2:
2023	895	$12.98	to	$21.68	$18,684	0.77%	0.75%	to	2.00%	19.41%	to	17.83%
2022	1,010	$10.87	to	$18.40	$18,603	0.86%	0.75%	to	2.00%	(25.29)%	to	(26.16)%
2021	998	$14.55	to	$24.92	$24,906	0.32%	0.75%	to	2.00%	18.49%	to	17.00%
2020	1,099	$12.28	to	$21.30	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%

Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2:
2023	143	$11.06	to	$10.18	$1,586	2.81%	0.75%	to	2.00%	10.60%	to	9.23%
2022	163	$10.00	to	$9.32	$1,643	2.42%	0.75%	to	2.00%	(26.63)%	to	(27.53)%
2021	154	$13.63	to	$12.86	$2,132	0.89%	0.75%	to	2.00%	25.85%	to	24.37%
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4:
2023	512	$12.63	to	$12.18	$6,462	4.92%	0.75%	to	1.40%	7.76%	to	7.03%
2022	398	$11.72	to	$11.38	$4,659	4.91%	0.75%	to	1.40%	(6.31)%	to	(6.95)%
2021	293	$12.51	to	$12.23	$3,671	4.25%	0.75%	to	1.40%	15.73%	to	15.05%
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4:
2023	471	$17.63	to	$22.00	$8,520	0.86%	0.75%	to	1.40%	11.16%	to	10.39%
2022	445	$15.86	to	$19.93	$7,288	0.78%	0.75%	to	1.40%	(11.35)%	to	(11.89)%
2021	390	$17.89	to	$22.62	$7,326	0.79%	0.75%	to	1.40%	25.63%	to	24.83%
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2:
2023	80	$32.82	to	$29.87	$2,589	0.53%	1.30%	to	2.00%	11.29%	to	10.55%
2022	98	$29.49	to	$27.02	$2,868	0.99%	1.30%	to	2.00%	(11.23)%	to	(11.84)%
2021	118	$33.22	to	$30.65	$3,856	1.05%	1.30%	to	2.00%	23.72%	to	22.85%
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2:
2023	296	$9.47	to	$9.20	$2,804	2.74%	0.75%	to	1.40%	3.61%	to	3.02%
2022	255	$9.14	to	$8.93	$2,330	2.28%	0.75%	to	1.40%	(10.39)%	to	(10.97)%
2021	240	$10.20	to	$10.03	$2,444	2.44%	0.75%	to	1.40%	(2.58)%	to	(3.19)%
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (4)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4:
2023	288	$8.53	to	$7.58	$2,401	—%	0.75%	to	2.00%	2.16%	to	0.80%
2022	290	$8.35	to	$7.52	$2,353	—%	0.75%	to	2.00%	(5.86)%	to	(7.05)%
2021	322	$8.87	to	$8.09	$2,782	—%	0.75%	to	2.00%	(5.74)%	to	(6.90)%
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%	to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%	to	(0.11)%

Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2:
2023	21			$27.72	$581	3.31%			0.85%			20.00%
2022	22			$23.10	$510	0.16%			0.85%			(12.23)%
2021	23			$26.32	$612	1.14%			0.85%			3.95%
2020	24			$25.32	$617	2.93%			0.85%			4.93%
2019	27			$24.13	$661	2.81%			0.85%			14.14%

Global Emerging Markets Account - Class 1:
2023	972	$4.48	to	$31.40	$27,135	2.45%	0.39%	to	2.00%	12.06%	to	10.33%
2022	1,115	$4.00	to	$28.46	$28,639	1.57%	0.40%	to	2.00%	(22.98)%	to	(24.19)%
2021	1,178	$5.19	to	$37.54	$39,901	0.43%	0.45%	to	2.00%	0.16%	to	(1.42)%
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.73%	to	16.85%
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%	to	15.28%

Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares:
2023	219	$41.52	to	$36.58	$8,965	0.96%	1.30%	to	2.00%	9.99%	to	9.23%
2022	262	$37.75	to	$33.49	$9,777	0.66%	1.30%	to	2.00%	(11.16)%	to	(11.78)%
2021	304	$42.49	to	$37.96	$12,777	0.45%	1.30%	to	2.00%	29.27%	to	28.37%
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Goldman Sachs VIT - Mid Cap Value Fund - Service Shares:
2023	189	$16.06	to	$16.93	$3,077	0.73%	0.75%	to	1.40%	10.30%	to	9.58%
2022	189	$14.56	to	$15.45	$2,802	0.46%	0.75%	to	1.40%	(10.89)%	to	(11.46)%
2021	159	$16.34	to	$17.45	$2,649	0.23%	0.75%	to	1.40%	29.58%	to	28.69%
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%

Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares:
2023	55	$11.14	to	$10.06	$614	6.25%	0.75%	to	1.40%	7.01%	to	6.34%
2022	61	$10.41	to	$9.46	$635	3.53%	0.75%	to	1.40%	(7.30)%	to	(7.89)%
2021	54	$11.23	to	$10.27	$604	1.88%	0.75%	to	1.40%	4.08%	to	3.42%
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%

Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares:
2023	121	$32.43	to	$28.57	$3,891	0.95%	1.30%	to	2.00%	17.76%	to	16.90%
2022	150	$27.54	to	$24.44	$4,091	0.30%	1.30%	to	2.00%	(20.43)%	to	(20.96)%
2021	177	$34.61	to	$30.92	$6,058	0.46%	1.30%	to	2.00%	22.17%	to	21.30%
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%

Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares:
2023	88	$13.57	to	$18.13	$1,234	0.84%	0.75%	to	1.40%	18.10%	to	17.35%
2022	79	$11.49	to	$15.45	$950	0.09%	0.75%	to	1.40%	(20.26)%	to	(20.77)%
2021	81	$14.41	to	$19.50	$1,225	0.29%	0.75%	to	1.40%	22.53%	to	21.80%
2020	53	$11.76	to	$16.01	$673	—%	0.75%	to	1.40%	7.59%	to	6.88%
2019	52	$10.93	to	$14.98	$627	0.27%	0.75%	to	1.40%	23.64%	to	22.79%

Government & High Quality Bond Account - Class 1:
2023	4,832	$2.82	to	$10.24	$47,779	2.28%	0.43%	to	2.00%	4.20%	to	2.61%
2022	5,669	$2.71	to	$9.98	$54,321	1.37%	0.39%	to	2.00%	(12.17)%	to	(13.59)%
2021	6,567	$3.08	to	$11.55	$73,054	2.25%	0.45%	to	2.00%	(1.74)%	to	(3.27)%
2020	7,184	$3.14	to	$11.94	$81,574	2.57%	0.41%	to	2.00%	2.44%	to	0.84%
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40%	to	2.00%	6.01%	to	4.32%

Guggenheim Investments VIF Global Managed Futures Strategy Fund:
2023	24	$11.33	to	$8.94	$256	2.75%	0.75%	to	2.00%	3.09%	to	1.82%
2022	162	$10.99	to	$8.78	$1,547	3.65%	0.75%	to	2.00%	10.45%	to	9.07%
2021	19	$9.95	to	$8.05	$181	—%	0.75%	to	2.00%	0.20%	to	(1.11)%
2020	20	$9.93	to	$8.14	$187	3.99%	0.75%	to	2.00%	1.74%	to	0.62%
2019	19	$9.76	to	$8.09	$178	0.98%	0.75%	to	2.00%	7.37%	to	6.03%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Guggenheim Investments VIF Long Short Equity Fund:
2023	22	$11.72	to	$11.17	$257	0.29%	0.75%	to	2.00%	11.94%	to	10.48%
2022	26	$10.47	to	$10.11	$277	0.46%	0.75%	to	2.00%	(15.02)%	to	(16.03)%
2021	24	$12.32	to	$12.04	$305	0.64%	0.75%	to	2.00%	22.83%	to	21.25%
2020	20	$10.03	to	$9.93	$207	0.92%	0.75%	to	2.00%	4.15%	to	2.90%
2019	15	$9.63	to	$9.65	$144	0.61%	0.75%	to	2.00%	4.79%	to	3.43%

Guggenheim Investments VIF Multi-Hedge Strategies Fund:
2023	54	$11.54	to	$10.21	$600	3.16%	0.75%	to	2.00%	3.59%	to	2.30%
2022	78	$11.14	to	$9.98	$834	1.22%	0.75%	to	2.00%	(4.13)%	to	(5.31)%
2021	63	$11.62	to	$10.54	$711	—%	0.75%	to	2.00%	7.29%	to	5.93%
2020	57	$10.83	to	$9.95	$594	1.36%	0.75%	to	2.00%	6.59%	to	5.29%
2019	57	$10.16	to	$9.45	$559	2.35%	0.75%	to	2.00%	4.21%	to	2.94%

Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series):
2023	497	$11.41	to	$11.17	$5,750	3.51%	0.75%	to	2.00%	10.24%	to	8.98%
2022	485	$10.35	to	$10.25	$5,108	2.49%	0.75%	to	2.00%	(1.62)%	to	(2.84)%
2021	325	$10.52	to	$10.55	$3,509	2.45%	0.75%	to	2.00%	1.74%	to	0.48%
2020	268	$10.34	to	$10.50	$2,876	5.91%	0.75%	to	2.00%	(0.67)%	to	(1.96)%
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75%	to	2.00%	6.77%	to	5.52%

Invesco V.I. American Franchise Fund - Series I Shares:
2023	125	$35.55	to	$33.14	$4,460	—%	1.30%	to	1.90%	39.14%	to	38.26%
2022	131	$25.55	to	$23.97	$3,358	—%	1.30%	to	1.90%	(32.01)%	to	(32.40)%
2021	139	$37.58	to	$35.46	$5,221	—%	1.30%	to	1.90%	10.50%	to	9.82%
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%	to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%	to	34.18%

Invesco V.I. American Value Fund - Series I Shares:
2023	249	$11.44	to	$11.26	$2,842	0.60%	1.40%	to	2.00%	14.06%	to	13.39%
2022	308	$10.03	to	$9.93	$3,084	0.74%	1.40%	to	2.00%	(4.02)%	to	(4.52)%
2021 (7)	374	$10.45	to	$10.40	$3,909	0.58%	1.40%	to	2.00%	4.50%	to	4.00%

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares:
2023	96	$11.26	to	$12.18	$1,097	—%	0.75%	to	1.40%	5.63%	to	4.91%
2022	93	$10.66	to	$11.61	$1,010	7.97%	0.75%	to	1.40%	(15.13)%	to	(15.69)%
2021	72	$12.56	to	$13.77	$928	3.36%	0.75%	to	1.40%	8.46%	to	7.75%
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%	to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%	to	13.26%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Invesco V.I. Core Equity Fund - Series I Shares:
2023	428	$27.35	to	$23.81	$11,720	0.72%	1.30%	to	1.90%	21.77%	to	21.05%
2022	482	$22.46	to	$19.67	$10,837	0.90%	1.30%	to	1.90%	(21.58)%	to	(22.04)%
2021	539	$28.64	to	$25.23	$15,437	0.66%	1.30%	to	1.90%	26.11%	to	25.34%
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%	to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%	to	26.54%

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares:
2023	47	$13.30	to	$13.01	$619	—%	1.30%	to	1.90%	11.67%	to	11.01%
2022	62	$11.91	to	$11.72	$739	—%	1.30%	to	1.90%	(31.86)%	to	(32.25)%
2021	64	$17.48	to	$17.30	$1,126	—%	1.30%	to	1.90%	17.55%	to	16.81%
2020 (5)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%	to	46.49%

Invesco V.I. EQV International Equity Fund - Series I Shares:
2023	300	$14.90	to	$13.57	$4,471	0.19%	1.40%	to	2.00%	16.50%	to	15.78%
2022	367	$12.79	to	$11.72	$4,696	1.73%	1.40%	to	2.00%	(19.46)%	to	(19.89)%
2021	387	$15.88	to	$14.63	$6,123	1.27%	1.40%	to	2.00%	4.40%	to	3.76%
2020	440	$15.21	to	$14.10	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%

Invesco V.I. EQV International Equity Fund - Series II Shares:
2023	272	$12.25	to	$12.61	$3,356	—%	0.75%	to	1.40%	17.00%	to	16.22%
2022	263	$10.47	to	$10.85	$2,790	1.52%	0.75%	to	1.40%	(19.15)%	to	(19.63)%
2021	228	$12.95	to	$13.50	$3,001	1.09%	0.75%	to	1.40%	4.86%	to	4.17%
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%

Invesco V.I. Health Care Fund - Series I Shares:
2023	180	$32.51	to	$15.03	$5,057	—%	1.30%	to	2.00%	1.69%	to	1.01%
2022	206	$31.97	to	$14.88	$5,707	—%	1.30%	to	2.00%	(14.45)%	to	(15.02)%
2021	225	$37.37	to	$17.51	$7,332	0.20%	1.30%	to	2.00%	10.86%	to	10.06%
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%

Invesco V.I. Health Care Fund - Series II Shares:
2023	414	$14.75	to	$14.46	$6,113	—%	0.75%	to	1.40%	1.94%	to	1.33%
2022	457	$14.47	to	$14.27	$6,626	—%	0.75%	to	1.40%	(14.18)%	to	(14.76)%
2021	492	$16.86	to	$16.74	$8,308	—%	0.75%	to	1.40%	11.21%	to	10.50%
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Invesco V.I. Main Street Small Cap Fund - Series II Shares:
2023	19	$23.24	to	$21.80	$451	0.97%	1.30%	to	1.90%	16.32%	to	15.59%
2022	18	$19.98	to	$18.86	$354	0.25%	1.30%	to	1.90%	(17.13)%	to	(17.64)%
2021	20	$24.11	to	$22.90	$487	0.18%	1.30%	to	1.90%	20.67%	to	19.96%
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%

Invesco V.I. Small Cap Equity Fund - Series I Shares:
2023	119	$37.76	to	$33.26	$4,440	—%	1.30%	to	2.00%	15.09%	to	14.26%
2022	144	$32.81	to	$29.11	$4,693	—%	1.30%	to	2.00%	(21.53)%	to	(22.08)%
2021	163	$41.81	to	$37.36	$6,720	0.16%	1.30%	to	2.00%	18.85%	to	18.04%
2020	188	$35.18	to	$31.65	$6,541	0.35%	1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%	1.30%	to	2.00%	24.93%	to	24.11%

Invesco V.I. Technology Fund - Series I Shares:
2023	124	$23.34	to	$20.37	$2,902	—%	1.30%	to	1.90%	45.06%	to	44.16%
2022	126	$16.09	to	$14.13	$2,027	—%	1.30%	to	1.90%	(40.71)%	to	(41.08)%
2021	135	$27.14	to	$23.98	$3,677	—%	1.30%	to	1.90%	12.94%	to	12.27%
2020	159	$24.03	to	$21.36	$3,827	—%	1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.90	$3,038	—%	1.30%	to	1.90%	34.14%	to	33.27%

Janus Henderson Global Sustainable Equity Portfolio - Service Shares:
2023	16	$11.39	to	$11.17	$177	0.78%	0.75%	to	2.00%	22.34%	to	20.89%
2022 (9)	5	$9.31	to	$9.24	$46	1.58%	0.75%	to	2.00%	(7.27)%	to	(7.97)%

Janus Henderson Series Balanced Portfolio - Service Shares:
2023	708	$10.36	to	$10.19	$7,327	1.83%	0.75%	to	1.40%	14.22%	to	13.60%
2022	555	$9.07	to	$8.97	$5,025	1.22%	0.75%	to	1.40%	(17.17)%	to	(17.78)%
2021 (8)	418	$10.95	to	$10.91	$4,581	0.75%	0.75%	to	1.40%	9.61%	to	9.21%

Janus Henderson Series Enterprise Portfolio - Service Shares:
2023	230	$35.83	to	$31.19	$8,251	0.09%	1.30%	to	1.90%	16.26%	to	15.56%
2022	261	$30.82	to	$26.99	$8,039	0.27%	1.30%	to	1.90%	(17.24)%	to	(17.74)%
2021	278	$37.24	to	$32.81	$10,355	0.24%	1.30%	to	1.90%	15.04%	to	14.36%
2020	314	$32.37	to	$28.69	$10,153	0.04%	1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30%	to	1.90%	33.40%	to	32.59%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Janus Henderson Series Flexible Bond Portfolio - Service Shares:
2023	925	$10.46	to	$9.44	$9,565	3.75%	0.75%	to	2.00%	4.60%	to	3.17%
2022	833	$10.00	to	$9.15	$8,223	2.19%	0.75%	to	2.00%	(14.60)%	to	(15.59)%
2021	803	$11.71	to	$10.84	$9,275	2.33%	0.75%	to	2.00%	(1.84)%	to	(3.04)%
2020	624	$11.93	to	$11.18	$7,338	2.47%	0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75%	to	2.00%	8.46%	to	7.14%

Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares:
2023	371	$19.48	to	$18.91	$7,226	—%	0.75%	to	1.40%	53.14%	to	52.13%
2022	352	$12.72	to	$12.43	$4,473	—%	0.75%	to	1.40%	(37.59)%	to	(38.00)%
2021	397	$20.38	to	$20.05	$8,082	0.62%	0.75%	to	1.40%	16.86%	to	16.10%
2020	189	$17.44	to	$17.27	$3,300	—%	0.75%	to	1.40%	49.57%	to	48.62%
2019 (4)	30	$11.66	to	$11.62	$348	—%	0.75%	to	1.40%	16.60%	to	16.20%

LargeCap Growth Account I - Class 1:
2023	2,452	$6.23	to	$131.51	$154,124	—%	0.40%	to	2.00%	39.76%	to	37.58%
2022	2,646	$4.46	to	$95.59	$126,043	—%	0.41%	to	2.00%	(34.43)%	to	(35.46)%
2021	2,861	$6.80	to	$148.11	$210,317	—%	0.50%	to	2.00%	21.38%	to	19.48%
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.63%	to	33.49%
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%	to	32.24%

LargeCap S&P 500 Index Account - Class 1:
2023	2,895	$5.13	to	$32.99	$89,024	1.39%	0.41%	to	2.00%	25.45%	to	23.51%
2022	3,260	$4.09	to	$26.71	$83,768	1.28%	0.40%	to	2.00%	(18.67)%	to	(19.96)%
2021	3,460	$5.03	to	$33.37	$115,616	1.37%	0.38%	to	2.00%	27.80%	to	25.78%
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.58%	to	15.75%
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%	to	28.48%

LargeCap S&P 500 Index Account - Class 2:
2023	2,785	$18.51	to	$22.34	$52,322	1.25%	0.75%	to	1.40%	24.73%	to	23.97%
2022	2,783	$14.84	to	$18.02	$42,043	1.15%	0.75%	to	1.40%	(19.13)%	to	(19.66)%
2021	2,485	$18.35	to	$22.43	$46,636	1.34%	0.75%	to	1.40%	27.08%	to	26.22%
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%	to	16.14%
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75%	to	1.40%	29.73%	to	29.01%

MFS® International Intrinsic Value Portfolio - Service Class:
2023	552	$13.04	to	$14.26	$7,663	0.47%	0.75%	to	2.00%	16.43%	to	15.00%
2022	589	$11.20	to	$12.40	$7,133	0.52%	0.75%	to	2.00%	(24.27)%	to	(25.26)%
2021	661	$14.79	to	$16.59	$10,791	0.14%	0.75%	to	2.00%	9.39%	to	8.08%
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%	to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%	to	23.06%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
MFS® New Discovery Series - Service Class:
2023	349	$14.91	to	$19.72	$5,626	—%	0.75%	to	2.00%	13.38%	to	11.98%
2022	369	$13.15	to	$17.61	$5,306	—%	0.75%	to	2.00%	(30.50)%	to	(31.37)%
2021	378	$18.92	to	$25.66	$7,907	—%	0.75%	to	2.00%	0.80%	to	(0.47)%
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%	to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%	to	38.39%

MFS® Utilities Series - Service Class:
2023	711	$14.17	to	$29.41	$13,525	3.29%	0.75%	to	2.00%	(3.08)%	to	(4.23)%
2022	829	$14.62	to	$30.71	$17,010	2.26%	0.75%	to	2.00%	(0.27)%	to	(1.51)%
2021	747	$14.66	to	$31.18	$16,806	1.55%	0.75%	to	2.00%	12.94%	to	11.56%
2020	686	$12.98	to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%	to	3.52%
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75%	to	2.00%	23.92%	to	22.34%

MFS® Value Series - Service Class:
2023	74	$38.56	to	$35.32	$2,841	1.31%	1.40%	to	2.00%	6.14%	to	5.50%
2022	111	$36.33	to	$33.48	$4,011	1.15%	1.40%	to	2.00%	(7.44)%	to	(8.00)%
2021	113	$39.25	to	$36.39	$4,416	1.11%	1.40%	to	2.00%	23.39%	to	22.69%
2020	135	$31.81	to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%	to	1.16%
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%	to	26.93%

MidCap Account - Class 1:
2023	1,755	$24.75	to	$169.91	$274,723	—%	0.39%	to	2.00%	25.56%	to	23.59%
2022	1,991	$19.72	to	$137.48	$254,820	0.19%	0.39%	to	2.00%	(23.30)%	to	(24.50)%
2021	2,177	$25.70	to	$182.09	$369,568	0.13%	0.44%	to	2.00%	25.00%	to	23.04%
2020	2,483	$20.56	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.84%	to	15.98%
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42%	to	2.00%	42.50%	to	40.27%

MidCap Account - Class 2:
2023	1,396	$13.83	to	$13.51	$19,291	—%	0.75%	to	1.40%	24.82%	to	24.06%
2022	1,296	$11.08	to	$10.89	$14,344	—%	0.75%	to	1.40%	(23.74)%	to	(24.27)%
2021	916	$14.53	to	$14.38	$13,299	—%	0.75%	to	1.40%	24.29%	to	23.43%
2020 (6)	305	$11.69	to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%	to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S:
2023	174	$15.42	to	$17.34	$2,949	—%	0.75%	to	2.00%	17.08%	to	15.60%
2022	199	$13.17	to	$15.00	$2,914	—%	0.75%	to	2.00%	(29.35)%	to	(30.23)%
2021	223	$18.64	to	$21.50	$4,639	—%	0.75%	to	2.00%	11.88%	to	10.48%
2020	233	$16.66	to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%	to	36.95%
2019	252	$12.02	to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%	to	29.89%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares:
2023	102	$43.75	to	$38.95	$4,463	0.33%	1.40%	to	2.00%	25.14%	to	24.40%
2022	135	$34.96	to	$31.31	$4,699	0.43%	1.40%	to	2.00%	(19.58)%	to	(20.07)%
2021	161	$43.47	to	$39.17	$6,993	0.37%	1.40%	to	2.00%	21.76%	to	21.04%
2020	186	$35.70	to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%	to	17.20%
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%	to	23.37%

Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares:
2023	28	$16.23	to	$15.65	$450	0.09%	0.75%	to	1.40%	25.62%	to	24.80%
2022	15	$12.92	to	$12.54	$194	0.14%	0.75%	to	1.40%	(19.25)%	to	(19.77)%
2021	6	$16.00	to	$15.63	$99	0.20%	0.75%	to	1.40%	22.23%	to	21.45%
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%

PIMCO VIT All Asset Portfolio - Administrative Class:
2023	70	$18.72	to	$17.15	$1,308	2.88%	1.40%	to	2.00%	6.48%	to	5.93%
2022	93	$17.58	to	$16.19	$1,634	7.76%	1.40%	to	2.00%	(13.06)%	to	(13.61)%
2021	115	$20.22	to	$18.74	$2,317	11.14%	1.40%	to	2.00%	14.63%	to	13.92%
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%

PIMCO VIT All Asset Portfolio - Advisor Class:
2023	28	$12.05	to	$12.62	$338	2.82%	0.75%	to	1.40%	7.21%	to	6.59%
2022	28	$11.24	to	$11.84	$319	7.83%	0.75%	to	1.40%	(12.53)%	to	(13.13)%
2021	20	$12.85	to	$13.63	$265	10.82%	0.75%	to	1.40%	15.25%	to	14.44%
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%

PIMCO VIT CommodityRealReturn® Strategy Portfolio - M Class
2023	25	$11.97	to	$9.59	$299	21.61%	0.75%	to	1.40%	(8.77)%	to	(9.44)%
2022	68	$13.12	to	$10.59	$851	19.65%	0.75%	to	1.40%	7.54%	to	6.97%
2021	38	$12.20	to	$9.90	$423	5.25%	0.75%	to	1.40%	31.75%	to	30.95%
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%

PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class:
2023	95	$9.06	to	$8.91	$858	5.68%	0.75%	to	1.40%	10.35%	to	9.59%
2022	91	$8.21	to	$8.13	$749	4.82%	0.75%	to	1.40%	(16.40)%	to	(16.87)%
2021 (8)	30	$9.82	to	$9.78	$293	3.86%	0.75%	to	1.40%	(1.80)%	to	(2.20)%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
PIMCO VIT High Yield Portfolio - Administrative Class:
2023	1,473	$11.92	to	$16.33	$20,595	5.65%	0.75%	to	2.00%	11.40%	to	9.97%
2022	1,523	$10.70	to	$14.85	$19,820	5.07%	0.75%	to	2.00%	(10.98)%	to	(12.03)%
2021	1,558	$12.02	to	$16.88	$23,370	4.43%	0.75%	to	2.00%	2.91%	to	1.56%
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%

PIMCO VIT Low Duration Portfolio - Advisor Class:
2023	642	$10.10	to	$9.01	$6,449	3.49%	0.75%	to	2.00%	4.12%	to	2.85%
2022	560	$9.70	to	$8.76	$5,406	1.61%	0.75%	to	2.00%	(6.55)%	to	(7.69)%
2021	475	$10.38	to	$9.49	$4,901	0.43%	0.75%	to	2.00%	(1.70)%	to	(2.97)%
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%

PIMCO VIT Total Return Portfolio - Administrative Class:
2023	2,326	$10.27	to	$11.51	$25,668	3.56%	0.75%	to	2.00%	5.12%	to	3.88%
2022	2,364	$9.77	to	$11.08	$25,160	2.63%	0.75%	to	2.00%	(14.97)%	to	(16.06)%
2021	2,381	$11.49	to	$13.20	$30,375	1.82%	0.75%	to	2.00%	(1.96)%	to	(3.15)%
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%

Principal Capital Appreciation Account - Class 1:
2023	2,453	$41.38	to	$35.06	$76,049	0.81%	0.95%	to	2.00%	23.97%	to	22.67%
2022	2,869	$33.38	to	$28.58	$72,828	0.80%	0.95%	to	2.00%	(17.21)%	to	(18.06)%
2021	3,265	$40.32	to	$34.88	$101,112	0.83%	0.95%	to	2.00%	26.63%	to	25.29%
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%

Principal Capital Appreciation Account - Class 2:
2023	719	$19.33	to	$24.31	$14,092	0.67%	0.75%	to	1.40%	23.91%	to	23.09%
2022	719	$15.60	to	$19.75	$11,416	0.64%	0.75%	to	1.40%	(17.24)%	to	(17.74)%
2021	664	$18.85	to	$24.01	$12,808	0.77%	0.75%	to	1.40%	26.60%	to	25.71%
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%

Principal LifeTime 2020 Account - Class 1:
2023	2,190	$12.33	to	$21.02	$50,570	2.55%	0.75%	to	2.00%	11.48%	to	10.05%
2022	2,612	$11.06	to	$19.10	$54,254	3.21%	0.75%	to	2.00%	(15.05)%	to	(16.08)%
2021	3,069	$13.02	to	$22.76	$75,498	1.62%	0.75%	to	2.00%	8.41%	to	7.01%
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Principal LifeTime 2030 Account - Class 1:
2023	1,670	$13.14	to	$23.12	$41,261	1.72%	0.75%	to	2.00%	14.26%	to	12.84%
2022	1,875	$11.50	to	$20.49	$40,826	2.79%	0.75%	to	2.00%	(17.44)%	to	(18.50)%
2021	2,228	$13.93	to	$25.14	$59,023	1.33%	0.75%	to	2.00%	11.98%	to	10.55%
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%

Principal LifeTime 2040 Account - Class 1:
2023	432	$13.90	to	$25.97	$11,722	1.31%	0.75%	to	2.00%	17.40%	to	15.94%
2022	480	$11.84	to	$22.40	$11,034	3.13%	0.75%	to	2.00%	(18.68)%	to	(19.71)%
2021	571	$14.56	to	$27.90	$16,396	1.26%	0.75%	to	2.00%	14.38%	to	13.00%
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%

Principal LifeTime 2050 Account - Class 1:
2023	271	$14.39	to	$27.38	$7,496	1.11%	0.75%	to	2.00%	19.42%	to	18.02%
2022	344	$12.05	to	$23.20	$7,892	3.49%	0.75%	to	2.00%	(19.40)%	to	(20.41)%
2021	413	$14.95	to	$29.15	$11,674	1.10%	0.75%	to	2.00%	16.16%	to	14.72%
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%

Principal LifeTime Strategic Income Account - Class 1:
2023	930	$15.99	to	$15.04	$15,711	1.41%	0.95%	to	2.00%	9.75%	to	8.59%
2022	399	$14.57	to	$13.85	$6,181	3.21%	0.95%	to	2.00%	(13.89)%	to	(14.82)%
2021	508	$16.92	to	$16.26	$9,167	1.84%	0.95%	to	2.00%	3.55%	to	2.46%
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%

U.S. LargeCap Buffer April Account - Class 2:
2023 (13)	1,927	$11.22	to	$11.12	$21,590	0.43%	0.75%	to	2.00%	12.20%	to	11.20%

U.S. LargeCap Buffer January Account - Class 2:
2023	4,932	$11.85	to	$11.70	$58,340	0.34%	0.75%	to	2.00%	18.50%	to	17.00%
2022 (12)	2,560	$10.00	to	$10.00	$25,599	—%	0.75%	to	2.00%	—%	to	—%

U.S. LargeCap Buffer July Account - Class 2:
2023	4,562	$11.92	to	$11.70	$54,229	0.59%	0.75%	to	2.00%	17.44%	to	15.96%
2022 (10)	2,485	$10.15	to	$10.09	$25,218	0.65%	0.75%	to	2.00%	1.50%	to	0.90%

U.S. LargeCap Buffer October Account - Class 2:
2023	1,514	$12.46	to	$12.27	$18,808	0.47%	0.75%	to	2.00%	18.55%	to	17.08%
2022 (11)	1,610	$10.51	to	$10.48	$16,910	0.58%	0.75%	to	2.00%	5.10%	to	4.80%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Real Estate Securities Account - Class 1:
2023	578	$8.12	to	$69.17	$43,054	1.94%	0.39%	to	2.00%	12.86%	to	11.10%
2022	662	$7.20	to	$62.26	$44,771	1.22%	0.45%	to	2.00%	(25.72)%	to	(26.89)%
2021	746	$9.69	to	$85.16	$68,805	1.42%	0.36%	to	2.00%	39.85%	to	37.67%
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(3.83)%	to	(5.34)%
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%	to	28.67%

Real Estate Securities Account - Class 2:
2023	722	$14.25	to	$17.03	$10,446	1.76%	0.75%	to	1.40%	12.12%	to	11.45%
2022	707	$12.71	to	$15.28	$9,161	1.06%	0.75%	to	1.40%	(26.10)%	to	(26.61)%
2021	645	$17.20	to	$20.82	$11,375	1.27%	0.75%	to	1.40%	39.05%	to	38.06%
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%	to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%	to	29.13%

Rydex VI Basic Materials Fund:
2023	51	$14.52	to	$15.90	$765	—%	0.75%	to	1.40%	8.12%	to	7.43%
2022	49	$13.43	to	$14.80	$674	0.55%	0.75%	to	1.40%	(10.29)%	to	(10.90)%
2021	51	$14.97	to	$16.61	$799	0.58%	0.75%	to	1.40%	22.00%	to	21.24%
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%	to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%	to	19.71%

Rydex VI Commodities Strategy Fund:
2023	145	$10.90	to	$7.64	$1,381	10.33%	0.75%	to	2.00%	(6.92)%	to	(8.17)%
2022	263	$11.71	to	$8.32	$2,634	6.11%	0.75%	to	2.00%	21.98%	to	20.41%
2021	158	$9.60	to	$6.91	$1,262	—%	0.75%	to	2.00%	38.53%	to	36.83%
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%	to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%	to	13.05%

Rydex VI NASDAQ 100 Fund:
2023	484	$22.95	to	$33.63	$11,641	—%	0.75%	to	1.40%	52.09%	to	51.08%
2022	564	$15.09	to	$22.26	$8,927	—%	0.75%	to	1.40%	(34.62)%	to	(35.05)%
2021	583	$23.08	to	$34.27	$14,217	—%	0.75%	to	1.40%	24.62%	to	23.76%
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%	to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%	to	34.98%

SAM Balanced Portfolio - Class 1:
2023	14,448	$3.33	to	$19.15	$301,847	2.34%	0.40%	to	2.00%	15.51%	to	13.72%
2022	16,624	$2.89	to	$16.84	$304,355	2.36%	0.43%	to	2.00%	(16.50)%	to	(17.81)%
2021	18,731	$3.46	to	$20.49	$414,419	1.54%	0.42%	to	2.00%	13.26%	to	11.48%
2020	20,936	$3.05	to	$18.38	$414,619	2.20%	0.38%	to	2.00%	10.81%	to	9.08%
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39%	to	2.00%	19.50%	to	17.59%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
SAM Balanced Portfolio - Class 2:
2023	2,890	$13.31	to	$14.81	$39,201	2.17%	0.75%	to	1.40%	14.74%	to	14.01%
2022	3,034	$11.60	to	$12.99	$36,044	2.23%	0.75%	to	1.40%	(16.91)%	to	(17.42)%
2021	2,698	$13.96	to	$15.73	$38,820	1.43%	0.75%	to	1.40%	12.58%	to	11.80%
2020	2,128	$12.40	to	$14.07	$27,483	1.99%	0.75%	to	1.40%	10.12%	to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75%	to	1.40%	18.78%	to	18.09%

SAM Conservative Balanced Portfolio - Class 1:
2023	3,458	$19.79	to	$16.77	$64,189	2.78%	0.95%	to	2.00%	10.93%	to	9.82%
2022	4,113	$17.84	to	$15.27	$69,026	2.39%	0.95%	to	2.00%	(15.25)%	to	(16.19)%
2021	4,796	$21.05	to	$18.22	$95,296	1.81%	0.95%	to	2.00%	8.67%	to	7.56%
2020	5,387	$19.37	to	$16.94	$98,902	2.36%	0.95%	to	2.00%	8.58%	to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95%	to	2.00%	14.73%	to	13.62%

SAM Conservative Balanced Portfolio - Class 2:
2023	1,310	$12.25	to	$13.12	$16,255	2.71%	0.75%	to	1.40%	10.96%	to	10.25%
2022	1,288	$11.04	to	$11.90	$14,447	2.31%	0.75%	to	1.40%	(15.34)%	to	(15.84)%
2021	1,244	$13.04	to	$14.14	$16,588	1.76%	0.75%	to	1.40%	8.67%	to	7.94%
2020	1,055	$12.00	to	$13.10	$13,091	2.34%	0.75%	to	1.40%	8.40%	to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75%	to	1.40%	14.83%	to	14.07%

SAM Conservative Growth Portfolio - Class 1:
2023	2,571	$24.78	to	$20.99	$59,776	1.72%	0.95%	to	2.00%	18.28%	to	17.00%
2022	3,175	$20.95	to	$17.94	$62,649	2.07%	0.95%	to	2.00%	(18.58)%	to	(19.41)%
2021	3,602	$25.73	to	$22.26	$87,461	1.18%	0.95%	to	2.00%	16.64%	to	15.40%
2020	4,184	$22.06	to	$19.29	$87,397	1.87%	0.95%	to	2.00%	11.87%	to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95%	to	2.00%	22.87%	to	21.56%

SAM Conservative Growth Portfolio - Class 2:
2023	1,874	$14.30	to	$16.60	$27,720	1.61%	0.75%	to	1.40%	18.18%	to	17.40%
2022	1,896	$12.10	to	$14.14	$23,966	1.86%	0.75%	to	1.40%	(18.63)%	to	(19.11)%
2021	1,903	$14.87	to	$17.48	$29,663	1.08%	0.75%	to	1.40%	16.63%	to	15.84%
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%

SAM Flexible Income Portfolio - Class 1:
2023	3,816	$18.21	to	$15.43	$65,286	3.22%	0.95%	to	2.00%	8.33%	to	7.23%
2022	4,666	$16.81	to	$14.39	$73,943	2.83%	0.95%	to	2.00%	(13.93)%	to	(14.85)%
2021	5,790	$19.53	to	$16.90	$106,960	2.31%	0.95%	to	2.00%	5.85%	to	4.77%
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
SAM Flexible Income Portfolio - Class 2:
2023	2,370	$11.55	to	$11.97	$27,540	3.20%	0.75%	to	1.40%	8.45%	to	7.64%
2022	2,346	$10.65	to	$11.12	$25,199	2.61%	0.75%	to	1.40%	(14.04)%	to	(14.59)%
2021	2,650	$12.39	to	$13.02	$33,155	2.40%	0.75%	to	1.40%	5.81%	to	5.17%
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%

SAM Strategic Growth Portfolio - Class 1:
2023	1,671	$26.32	to	$22.30	$41,289	1.37%	0.95%	to	2.00%	20.73%	to	19.44%
2022	1,934	$21.80	to	$18.67	$39,556	2.14%	0.95%	to	2.00%	(19.56)%	to	(20.38)%
2021	2,186	$27.10	to	$23.45	$55,573	0.95%	0.95%	to	2.00%	18.70%	to	17.48%
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%

SAM Strategic Growth Portfolio - Class 2:
2023	1,330	$15.09	to	$17.69	$20,475	1.22%	0.75%	to	1.40%	20.72%	to	19.85%
2022	1,330	$12.50	to	$14.76	$17,165	1.94%	0.75%	to	1.40%	(19.61)%	to	(20.09)%
2021	1,430	$15.55	to	$18.47	$23,377	0.93%	0.75%	to	1.40%	18.61%	to	17.87%
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%

Short-Term Income Account - Class 1:
2023	3,571	$10.30	to	$10.88	$42,402	1.75%	0.75%	to	2.00%	4.78%	to	3.52%
2022	4,238	$9.83	to	$10.51	$48,149	1.13%	0.75%	to	2.00%	(4.10)%	to	(5.40)%
2021	5,400	$10.25	to	$11.11	$64,485	1.51%	0.75%	to	2.00%	(1.54)%	to	(2.71)%
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%

SmallCap Account - Class 1:
2023	2,028	$4.23	to	$32.13	$70,500	0.29%	0.38%	to	2.00%	15.05%	to	13.25%
2022	2,287	$3.68	to	$28.37	$70,258	0.06%	0.46%	to	2.00%	(20.96)%	to	(22.21)%
2021	2,578	$4.65	to	$36.47	$100,279	0.30%	0.47%	to	2.00%	19.62%	to	17.76%
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.69%	to	19.76%
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%	to	24.87%

SmallCap Account - Class 2:
2023	342	$14.05	to	$16.19	$4,895	0.05%	0.75%	to	1.40%	14.51%	to	13.77%
2022	352	$12.27	to	$14.23	$4,429	—%	0.75%	to	1.40%	(21.50)%	to	(21.98)%
2021	326	$15.63	to	$18.24	$5,282	0.15%	0.75%	to	1.40%	18.95%	to	18.21%
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%	to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%	to	25.39%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
T. Rowe Price Blue Chip Growth Portfolio - II:
2023	1,549	$15.57	to	$49.24	$35,441	—%	0.75%	to	2.00%	47.86%	to	46.03%
2022	1,558	$10.53	to	$33.72	$26,429	—%	0.75%	to	2.00%	(39.13)%	to	(39.88)%
2021	1,422	$17.30	to	$56.09	$43,230	—%	0.75%	to	2.00%	16.42%	to	15.01%
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%	to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%	to	27.01%

T. Rowe Price Health Sciences Portfolio - II:
2023	194	$84.81	to	$75.50	$16,435	—%	1.40%	to	2.00%	1.27%	to	0.65%
2022	235	$83.75	to	$75.01	$19,642	—%	1.40%	to	2.00%	(13.90)%	to	(14.41)%
2021	276	$97.27	to	$87.64	$26,785	—%	1.40%	to	2.00%	11.25%	to	10.59%
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%	to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%	to	26.06%

The Merger Fund VL:
2023	27	$12.18	to	$11.76	$327	1.69%	0.75%	to	1.40%	3.57%	to	2.89%
2022	33	$11.76	to	$11.43	$388	1.52%	0.75%	to	1.40%	0.17%	to	(0.52)%
2021	34	$11.74	to	$11.49	$401	—%	0.75%	to	1.40%	0.26%	to	(0.26)%
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%

TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares:
2023	84	$13.59	to	$12.67	$1,138	0.82%	0.75%	to	2.00%	16.25%	to	14.76%
2022	87	$11.69	to	$11.04	$1,015	0.87%	0.75%	to	2.00%	(16.74)%	to	(17.80)%
2021	84	$14.04	to	$13.43	$1,182	0.44%	0.75%	to	2.00%	18.18%	to	16.78%
2020	85	$11.88	to	$11.50	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%

TOPS® Balanced ETF Portfolio - Investor Class Shares:
2023	255	$12.10	to	$11.29	$3,079	1.68%	0.75%	to	2.00%	10.30%	to	8.98%
2022	199	$10.97	to	$10.36	$2,180	1.40%	0.75%	to	2.00%	(12.03)%	to	(13.16)%
2021	167	$12.47	to	$11.93	$2,084	0.76%	0.75%	to	2.00%	8.53%	to	7.19%
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%

TOPS® Conservative ETF Portfolio - Investor Class Shares:
2023	130	$11.62	to	$10.84	$1,489	1.95%	0.75%	to	2.00%	8.09%	to	6.80%
2022	118	$10.75	to	$10.15	$1,253	1.45%	0.75%	to	2.00%	(9.74)%	to	(10.89)%
2021	103	$11.91	to	$11.39	$1,216	0.99%	0.75%	to	2.00%	5.40%	to	4.11%
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
TOPS® Growth ETF Portfolio - Investor Class Shares:
2023	125	$13.23	to	$12.34	$1,656	1.10%	0.75%	to	2.00%	14.94%	to	13.52%
2022	84	$11.51	to	$10.87	$964	0.95%	0.75%	to	2.00%	(15.55)%	to	(16.64)%
2021	103	$13.63	to	$13.04	$1,395	0.46%	0.75%	to	2.00%	15.41%	to	14.09%
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%

TOPS® Moderate Growth ETF Portfolio - Investor Class Shares:
2023	76	$12.77	to	$11.91	$965	1.34%	0.75%	to	2.00%	12.41%	to	11.00%
2022	58	$11.36	to	$10.73	$661	1.44%	0.75%	to	2.00%	(13.74)%	to	(14.84)%
2021	39	$13.17	to	$12.60	$515	0.83%	0.75%	to	2.00%	11.70%	to	10.43%
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%

VanEck VIP Trust Global Gold Fund - Class S Shares:
2023	50	$9.78	to	$9.59	$483	—%	0.75%	to	2.00%	9.64%	to	8.24%
2022 (9)	37	$8.92	to	$8.86	$330	—%	0.75%	to	2.00%	(9.63)%	to	(10.23)%

VanEck VIP Trust Global Resources Fund - Class S Shares:
2023	347	$11.15	to	$10.71	$3,965	2.50%	0.75%	to	2.00%	(4.54)%	to	(5.72)%
2022	431	$11.68	to	$11.36	$5,142	1.54%	0.75%	to	2.00%	7.25%	to	5.97%
2021	407	$10.89	to	$10.72	$4,589	0.31%	0.75%	to	2.00%	17.86%	to	16.40%
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(5)Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
(6)Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(7)Commenced operations April 29, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(8)Commenced operations June 7, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(9)Fund made available to policyholders on June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(10)Fund made available to policyholders on June 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(11)Fund made available to policyholders on September 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(12)Fund made available to policyholders on December 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(13)Fund made available to policyholders on March 30, 2023. Investment income ratios have been annualized for the year ended December 31, 2023.
(14)Represented the operations of AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A until June 3, 2023.
(15)Represented the operations of Alps/Red Rocks Global Opportunity Portfolio Class III until June 3, 2023.

7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 10, 2024, and determined no items required recognition or disclosure.